SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITES                    [ ]
   ACT OF 1933 (File No. 2-39663)

Pre-effective Amendment No.                                   [ ]
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Post-Effective Amendment No. 46                               [X]
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT                   [X]
   COMPANY ACT OF 1940 (File No. 811-2168)

Amendment No. 29                                              [ ]
(Check appropriate box or boxes)

                             AMWAY MUTUAL FUND TRUST

               (Exact Name of Registrant as Specified in Charter)
             2905 Lucerne Dr SE, Grand Rapids, Michigan 49546-7116
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (616) 787-6288
                   James J. Rosloniec, President and Treasurer
                                Amway Mutual Fund
                             7575 Fulton Street East
                            Ada, Michigan 49355-7150
                     (Name and Address of Agent for Service)

  It is proposed that this filing will become effective (check appropriate box)
          [ ]   immediately upon filing pursuant to paragraph (b)
          [ ]   on April ___, 1999 pursuant to paragraph (b)
          [X]   60 days after filing pursuant to paragraph (a) (1)
          [ ]   on (date) pursuant to paragraph (a) (1)
          [ ]   75 days after filing   pursuant to paragraph (a) (2)
          [ ]   on (date) pursuant to paragraph (a) (2) of Rule 485

          If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Exhibit Index begins on Page C-1.

                       (C)1997, AMWAY CORPORATION, U.S.A.

                                AMWAY MUTUAL FUND
                                    FORM N-1A

                                     PART A

                Information Required in a Prospectus for Class A

AMWAY MUTUAL FUND LOGO

AMWAY MUTUAL FUND
7575 Fulton Street East
Ada, Michigan, 49355-7150
(616) 787-6288
(800) 346-2670

Contents                                      Page
Investment Objective and Policy
Investment Risks ...........................
Past Performance ...........................
Expenses....................................
Investment Strategies.......................
Financial Highlights .......................
Management of the Fund .....................
Pricing of Fund Shares .....................
Purchase of Shares .........................
How Shares are Redeemed ....................
Money Market Fund
   Exchange Privilege ......................
Retirement Plans ...........................
Dividend and Capital Gain
   Distributions to Shareholders ...........
Tax Consequences ...........................
Distribution Plan ..........................
Year 2000 Problem ..........................
Application for Exemptive Order ............
Shareholder Inquiries ......................

Printed in U.S.A.



                                     CLASS A
                                   PROSPECTUS

   The Fund's primary investment objective is capital appreciation. The Fund will attempt to meet its objective by investing in common stocks that it believes are undervalued. Income may be a factor in portfolio selection, but is secondary to the principal objective.
   This Prospectus contains information with respect to Class A shares of Amway Mutual Fund. Class A is offered to members of the general public. The fund also offers Class R shares, which are available only to tax-exempt retirement and benefit plans of Amway Corporation and its affiliates. Information about Class R is contained in the Class R prospectus dated April __, 1999, which is available upon request.
   As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.




                 The date of this Prospectus is April __, 1999.

              (C)1998, AMWAY CORPORATION, U.S.A. 795055 L-2598-SAK

                                AMWAY MUTUAL FUND

INVESTMENT OBJECTIVE AND POLICY
--------------------------------------------------------------------------------
     The primary investment objective of the Fund is capital appreciation. Income, while a factor in portfolio selection, is secondary to the Fund's principal objective. In pursuing this objective, it is the Fund's policy to invest a major portion of its assets in a diversified portfolio of common stocks of companies believed by the Fund to be trading at low valuations relative to intrinsic worth and/or historical market levels. Such stocks are typically called "value stocks."
INVESTMENT RISKS
--------------------------------------------------------------------------------
     While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Fund will go up and down, which means you could lose money.
     Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, or their prices may go down. Further, while the Fund's investments in value stocks may limit the overall downside risk of the Fund over time, the Fund may produce more modest gains during periods of time of strong stock market gains as a trade-off for this potentially lower risk.
PAST  PERFORMANCE
--------------------------------------------------------------------------------
   The two tables below show the Fund's annual returns and its long-term performance. The first table provides indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The second compares the Fund's performance over time to that of the Standard and Poor's 500 Stock Index (S&P 500) and the Russell 1000 Value Index ("Value Index").
   The S&P 500 Index represents an unmanaged index generally representative of the U.S. stock market. The Value Index represents a composite of value stocks representative of the Fund's investment objectives and strategies which is compiled independently by the Frank Russell Companies. Neither index is impacted by Fund operating expenses.
   As with all mutual funds, past performance is not a prediction of future results.


                                      CHART

   During the periods shown in the chart, the Fund's highest return for a quarter was 20.53% (quarter ending March 31, 1991), and the Fund's lowest return for a quarter was -14.60% (quarter ending September 30,1990).
   * Ark Asset Management Company has been the Fund's Sub-Advisor since May 1, 1995. Since that time, the Fund's highest return for a quarter was 13.76% (quarter ending June 30, 1997) and the lowest return for a quarter was -9.40% (quarter ending September 30, 1998).


   AVERAGE ANNUAL TOTAL
   RETURN FOR THE PERIODS           PAST          PAST         PAST
   ENDED DECEMBER 31, 1998        1 YEAR        5 YEARS    10 YEARS
   ----------------------------------------------------------------------

   AMWAY*                           10.17%       15.36%      15.93%
   RUSSELL 1000 VALUE               15.63%       20.85%      17.39%
   S&P 500                          28.58%       24.06%      19.21%

   *Ark Asset Management Company has been subAdvisor since May 1, 1995. Since that time, the Fund's average annual total return has been 22.1%. During this period, the S&P 500's and the Russell 1000 Value's average annual total return has been 29.3% and 25.9%, respectively.

Year-by-Year Performance
-------------------------------------------------------------------------------
Amway Mutual Fund

1989      32.83%
1990       1.10%
1991      41.81%
1992       1.77%
1993      10.85%
1994      -5.87%
1995      33.55%
1996      23.28%
1997      22.47%
1998      10.17%

                                AMWAY MUTUAL FUND

EXPENSES
--------------------------------------------------------------------------------
         This Table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses (Fees Paid Directly From Your Investment)

            Maximum Sales Charge Imposed on Purchases               None
            and Reinvested Distributions

            Maximum Deferred Sales Charge                           None

            Maximum Sales Charge Imposed on                         None
            Reinvested Dividends

            Exchange Fee                                            None

    Annual Fund Operating Expenses Paid by the Fund

            Management Fees                                         .54%

            Distribution & Service (12b-1) Fees                     .25%

            Other Expenses                                          .28%

            Total Fund Operating Expenses*                         1.07%
                                                                   =====


*Total Fund Operating Expenses are based upon total expenses incurred by the Fund for the year ended December 31, 1998, and have been adjusted to reflect adoption of the 12b-1 distribution plan.

   The following example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

       1 Year          3 Years            5 Years              10 Years
        $109            $340                $590                 $1,306

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
   Value stocks tend to have relatively low price/earnings ratios and/or low price/book value ratios. When these ratios are low it generally means that the stock is less expensive than average when compared to the company's earnings or book value. The diversified portfolio consists primarily of common stocks listed on the New York Stock Exchange and other national securities exchanges and, to a lesser extent, in stocks that are traded over-the-counter. The portfolio may also invest in securities convertible into common stocks, and in preferred stocks. Investments are allocated among different industries and companies.
   Under adverse market conditions, the portfolio could be invested in debt securities. Although the Fund would do this only in seeking to avoid loss, it could have the effect of reducing the benefit from any upswing in the market.

                                AMWAY MUTUAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BDO Seidman, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

(Selected data for each share of beneficial interest in Class A outstanding throughout each period.)

                                                                   Year ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                              1998            1997            1996           1995*        1994
-------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  beginning of period                        $7.73           $7.62           $7.43           $6.88          $7.71
Income from investment
   operations:
  Net investment income                        .08             .09             .10             .10            .03
  Net gain (loss) on securities                .68            1.62            1.59            1.98           (.49)
                                          -----------------------------------------------------------------------
Total from investment
  operations                                   .76            1.71            1.69            2.08           (.46)
                                          -----------------------------------------------------------------------

Distributions:
  Dividends (from net
    investment income)                         .08             .10             .09             .11             .03
  Distributions (from
    capital gains)                             1.23           1.50            1.41            1.42             .34
                                          ------------------------------------------------------------------------

Total distributions                            1.31           1.60            1.50            1.53             .37
                                          ------------------------------------------------------------------------

Net Asset Value, end of period                 7.18          $7.73           $7.62           $7.43          $ 6.88
                                          ------------------------------------------------------------------------
Total Return                                 10.17%          22.47%          23.18%          30.55%         (5.87%)

Ratios/Supplemental Data
  Net assets, end of period
    (000's omitted)                       $179,820        $139,164          $113,327         $77,248       $58,921
  Ratio of expenses to
    average net assets**                      1.0%             .9%            1.0%            1.1%            1.1%
  Ratio of net income to
    average net assets                        1.0%            1.1%            1.2%            1.2%             .4%
  Portfolio turnover rate                   101.1%          103.1%          100.4%          173.3%           78.1%

The Supplementary Information has been audited by BDO Seidman, L.L.P., the Independent Certified Public Accountants for the Fund.

*Effective May 1, 1995, Ark Asset Management Co., Inc. entered into a Sub-Advisory Agreement with the Fund. Kemper Financial Services previously served as the Fund's Sub-Advisor.

**Financial information prior to April 22, 1998 does not reflect the fund's
Rule 12b-1 fee of 0.25%, which became effective on that date. The Fund's base portfolio accounting services expense in the amount of $2,500 per month ($30,000 annual base fee) was paid through the use of directed brokerage commissions. The ratio includes fees paid with brokerage commissions for fiscal years ending after September 1, 1995.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
   The Investment Advisor for the Fund is the Amway Management Company ("Investment Advisor"), 7575 Fulton Street East, Ada, Michigan 49355. The Investment Advisor provides investment advice and manages on a regular basis the investment portfolio of the Fund, subject to the direction of the Board of Trustees, and to the provisions of the Fund's current Prospectus; furnishes for the use of the Fund, office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund, and (with exceptions) administers its affairs; and pays the salaries and fees of all Officers and Trustees. The Investment Advisor is permitted to enter into an agreement with another advisory organization to provide all or part of the investment advice and services required to manage the Fund's investment portfolio. Amway Management Company has served as Investment Advisor for the Fund and its predecessor since 1971. Prior to May 1, 1998, the Fund paid the Advisor a fee at the annual rate of 0.55% of the average daily assets of the Fund. The Fund presently pays the Advisor a fee at the annual rate of 0.55% on the first $100 million of average daily net assets of the Fund, 0.50% on the next $50 million in assets, and 0.45% on the next $50 million in assets. When the Fund's assets reach $200 million the rate would be 0.50% on assets up to $200 million and 0.45% on assets in excess of $200 million, so long as the Fund continued to have at least $200 million in assets.

                                AMWAY MUTUAL FUND

   The Investment Advisor has entered into a Sub-Advisory Agreement with Ark Asset Management Co., Inc. ("Sub-Advisor"), One New York Plaza, New York, NY 10004. The Sub-Advisor is employed by the Advisor to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Advisor, the Board of Trustees, and to the provisions of the Fund's current Prospectus. The Sub-Advisor makes investment decisions on behalf of the Fund and places all orders for the purchase or sale of portfolio securities for the Fund's account, except when otherwise specifically directed by the Fund or the Advisor. The Sub-Advisor is engaged in the management of investment funds for institutional clients in excess of $23 billion. The Sub-Advisor and its affiliates provide investment advice and manage investment portfolios for other corporate, pension, profit-sharing and individual accounts. The Investment Advisor, not the Fund, pays the Sub-Advisor a fee at the annual rate of 0.45% on the first $100 million of average daily net assets of the Fund, 0.40% on the next $50 million in assets, and 0.35% on the next $50 million in assets. When the Fund's assets reach $200 million the rate would be 0.40% on assets up to $200 million and 0.35% on assets in excess of $200 million, so long as the Fund continued to have at least $200 million in assets.
   C. Charles Hetzel, Vice Chairman of Ark Asset Management, Inc., is the head of the Large Cap Value Group, which, since April 1995, has been responsible for management of the Fund's portfolio. He has served as the head of the Large Cap Value Group since 1981. Mr. Hetzel has spent his entire career at Ark Asset Management, Inc. or a predecessor firm. He received a B.S. degree from the University of Utah and M.B.A. from the Columbia School of Business Administration.
   The Large Cap Value Group determines overall investment strategy for equity portfolios managed by the Sub-Advisor. The Growth at a Reasonable Price Group, in addition to Mr. Hetzel, consists of Steven M. Steiner, John E. Bailey, William G. Steuernagel, and James G. Pontone. The portfolio managers work together as a team with the firm's research analysts. Equity analysts, through research, analysis and evaluation, work to develop investment ideas appropriate for these portfolios. These ideas are studied and debated by the Large Cap Value Group and decisions regarding the portfolio are made by the Group. After investment decisions are made, equity traders execute the portfolios transactions through various broker-dealer firms.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
   The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is generally made at the close of business of the New York Stock Exchange, 4:00 P.M. Eastern time, on each business day on which that Exchange is open. Shares will not be priced on national holidays or other days on which the New York Stock Exchange is closed for trading.
   The Fund's investments are generally valued at current market value. If market quotations are not readily available, the Fund's investments will be valued at fair value as determined by the Fund's Board of Trustees.

PURCHASE OF SHARES
--------------------------------------------------------------------------------
   In order to purchase shares for a new account in the Amway Mutual Fund, the completion of an application form is required. The minimum initial investment is $500 or more. Additional investments of $50 or more can be made in your account at any time by using the lower portion of your account statement. Checks should be made payable to "Amway Management Company" and mailed to 7575 Fulton Street East, Ada MI 49355-7150. Third party checks will not be accepted.
   All purchases will be made at the Net Asset Value per share net calculated after the Fund receives your investment and application in proper form.

                                AMWAY MUTUAL FUND
HOW SHARES ARE REDEEMED
--------------------------------------------------------------------------------
   The Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption charge by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. Shares can be redeemed by the mail, telephone or telegram. If the value of your account is $10,000 or more, you may arrange to receive periodic cash payments. Please contact the Fund for more information. Redemption proceeds may be delayed until investments credited to your account have been received and collected.

BY MAIL:
   When redeeming by mail, when no certificates have been issued, send a written request for redemption to Amway Management Company, the Transfer Agent, 7575 Fulton Street East, Ada, Michigan 49355-7150. The request must state the dollar amount or shares to be redeemed, including your account number and the signature of each account owner, signed exactly as your name appears on the records of the Fund. If a certificate has been issued to you for the shares being redeemed, the certificate (endorsed or accompanied by a signed stock power) must accompany your redemption request, with your signature by a bank, broker, or other acceptable financial institution. Additional documents will be required for corporations, trusts, partnerships, retirement plans, individual retirement accounts and profit sharing plans.

BY PHONE:
   At the time of your investment in the Fund, or subsequently, you may elect on the Fund's application to authorize the telephone or telegram exchange or redemption option. You may redeem shares under this option by calling the Fund at the number indicated on the front of this Prospectus on any business day. Requests received after 4:00 p.m. when the market has closed will receive the next day's price. By establishing the telephone or telegram exchange or redemption option, you authorize the Transfer Agent to honor any telephone or telegram exchange or redemption request from any person representing themselves to be the investor. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges or redemptions unless the Fund fails to follow these procedures. Shares must be owned for 15 days before redeeming by the telephone and telegram exchange and cannot be in certificate form unless the certificate is tendered with the request for redemption. Certificated shares cannot be redeemed by the telephone and telegram exchange. All redemption proceeds will be forwarded to the address or bank designated on the account application.
   The Transfer Agent and the Fund have reserved the right to change, modify, or terminate the telephone or telegram exchange or redemption option at any time. Before this option is effective for a corporation, partnership, or other organizations, additional documents may be required. This option is not available for Profit-Sharing Trust and Individual Retirement Accounts. The Fund and the Transfer Agent disclaim responsibility for verifying the authenticity of telephone and telegram exchange or redemption requests which are made in accordance with the procedures approved by shareholders.

SPECIAL CIRCUMSTANCES:
   In some circumstances a signature guarantee may be required before shares are redeemed. These circumstances include a change in the address for an account within the last 30 days, a request to send the proceeds to a different payee or address from that listed for the account, or a redemption request for $100,000 or more. A signature guarantee may be obtained from a bank, broker, or other acceptable financial institution. If a signature guarantee is required, we suggest that you call us to ensure that the signature guarantee and redemption request will be processed correctly.
   Payment for redeemed shares is normally made by check and mailed within three days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its net assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.

                                AMWAY MUTUAL FUND

   The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day periods, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.

MONEY MARKET FUND EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
   The Underwriter for Amway Mutual Fund ("Fund") has arranged for shares of the three money market portfolios of Cash Equivalent Fund, an open-end money market mutual fund ("Money Market Fund") to be available in exchange for shares of the Fund for shareholders residing in the U.S. Also, clients of the Underwriter can exchange shares in the Money Market Fund for shares of the Fund. The Underwriter receives a maximum fee from Kemper Financial Services, Inc., the distributor and administrator for the Money Market Fund, of .38 of 1% per year of the average daily net asset value of shares of the Money Market and Government Securities Portfolios, and of .33 of 1% per year of the average daily net asset value of shares of Tax-Exempt Portfolio, acquired through this exchange privilege. This exchange privilege does not constitute an offering or recommendation by the Fund of the Money Market Fund. The Money Market Fund is separately managed.
   The above described Exchange Privilege may be exercised by sending written instruction to the Transfer Agent. See "How Shares Are Redeemed" for applicable signatures and signature guarantee requirements. Shareholders may authorize telephone or telegram exchanges or redemptions by making an election on your application. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges unless the Fund fails to follow these procedures. Shares must be owned for 15 days before exchanging and cannot be in certificate form unless the certificate is tendered with the request for exchange. An exchange requires the purchase of shares of the particular portfolio of the Money Market Fund with a value of at least $1,000 to establish a new account or $100 to add to an existing account. Exchanges will be accepted only if the registration of the two accounts is identical. Exchange redemptions and purchases are effected on the basis of the net asset value next determined after receipt of the request in proper order by the Fund. In the case of exchanges into the Money Market Fund, dividends generally commence on the following business day. For federal and state income tax purposes, an exchange is treated as a sale and may result in a capital gain or loss.
   A prospectus for the Money Market Fund which contains information concerning charges and expenses may be obtained from the Underwriter. A shareholder should read the prospectus carefully and consider differences in objectives and policies before making any exchange. The Fund or the Underwriter can change or discontinue this privilege, although shareholders generally would be given 60 days advance notice of any termination or material amendment of the Fund Exchange Privilege.

RETIREMENT PLANS
--------------------------------------------------------------------------------
   The Fund sponsors a prototype Profit-Sharing Trust and Individual Retirement Accounts. Persons interested in additional information regarding these plans should contact the Fund.

DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
   The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. Distributions, in the past, have been paid in December. The net investment income and capital gain distribution will be paid on a basis which is consistent with past policy. All distributions may be received in cash or reinvested in additional shares of the Fund at their net asset value at the time of distribution. This election can be changed at any time by requesting a change in writing, signed by all account owners.

TAX CONSEQUENCES
--------------------------------------------------------------------------------
   The Fund will make distributions of ordinary income and capital gains that will be taxable to shareholders, and subsequently, relieve the Fund of all federal income taxes. Distributions may be taxable at different rateS depending on the length of time the Fund holds its assets. Distributions, whether in cash or reinvested in additional shares of the Fund, may be subject to federal income tax. Shareholders will receive a statement (Form 1099-DIV) annually informing them of the amount of the income and capital gains which have been distributed by the Fund during the calendar year.

                                AMWAY MUTUAL FUND


   Shareholders may realize a capital gain or loss when shares are redeemed or exchanged. For most types of accounts, the Fund will report the proceeds of redemptions to shareholders and the IRS annually. However, because the tax treatment also depends on the purchase price and a shareholder's personal tax position, you should also keep your regular account statements to use in determining your tax.
   The tax information in this prospectus is provided as general information and will not apply to you if you are investing in a tax-deterred account such as an IRA. You should consult your tax advisor about the tax consequences of an investment in the Fund.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------
   The Trust has adopted a Plan and Agreement of Distribution ("Distribution Plan"). Under the Distribution Plan, the Advisor provides shareholder services and services in connection with the distribution of the Fund's shares. The advisor is compensated at a maximum annual rate of 0.25 of 1% of the average daily net assets of the Fund.
   Amounts received by the Advisor may be retained by the Advisor as compensation for its services, or paid to other investment professionals who provide services in connection with the distribution of Fund shares. Since these fees are paid from Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

YEAR 2000 PROBLEM
--------------------------------------------------------------------------------
   Many companies use computers which are presently unable to perform calculations with dates in excess of 1999. There is uncertainty as to whether such companies will be able to effectively manage their operations after 1999, and as to whether they will be required to install expensive upgrades to their computer systems. This is commonly referred to as the "Year 2000 Problem", or the "Y2K Problem."
   The Fund's management, after reviewing the Fund's operations and consulting with the principal companies which provide services to the Fund, believes that the Fund's operations are unlikely to be materially affected by the Y2K problem. However, the Fund, like most companies, is still evaluating this matter. Accordingly, there can be no assurance that the Y2K Problem will not have an adverse effect on the Fund's operations, or an adverse effect on the operations or financial results of the companies in which the Fund invests.

APPLICATION FOR EXEMPTIVE ORDER
--------------------------------------------------------------------------------
   The Sub-Advisory Agreement between the Investment Advisor and the Sub-Advisor provides that it may be terminated by the Investment Advisor or the Fund upon sixty days notice. However, at the present time, the Investment Advisor and the Fund cannot enter into an agreement with a new sub-advisor without submitting the matter for approval at a meeting of the Fund's shareholders. The fund has filed an application with the Securities and Exchange Commission for an order which would enable the Fund's Trustees to approve agreements with the new sub-advisors without calling a meeting of shareholders.

SHAREHOLDER INQUIRIES
--------------------------------------------------------------------------------
   Shareholder inquiries regarding the Fund should be directed to the Fund by writing or telephoning the Fund at the address or telephone number indicated on the cover page of the Prospectus. Inquiries relating to a specific account should be directed to the Plan Administrator for the tax-exempt retirement and benefits plan of Amway Corporation and its affiliates.

BULK RATE
U.S. POSTAGE
PAID
ADA, MI
PERMIT 100

AMWAY MUTUAL FUND
7575 Fulton Street East
Ada, Michigan 49355-7150
Investment Company Act File #_____

     Amway
     Mutual
     Fund
     Prospectus
   The Statement of Additional Information ("SAI") provides additional details about the Fund. Also, additional information about the Fund's investments is available in the Funds Annual and Semi-Annual Reports. You will find in the Fund's Annual Report a discussion of market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year. The SAI, dated April __, 1999, Annual Report, and Semi-Annual Report are available without charge by writing or telephoning the Fund as indicated on the cover of this Prospectus. The SAI is incorporated into the Prospectus by reference.
   Additional information about the Fund, including the SAI can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room is available by calling the Commission at 1-800-SEC-0330. The Commission's web site (http://www.sec.gov) contains reports and other information on the Fund. Copies of this information are available from the Commission upon the payment of a copying fee by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


                                 April ___, 1999

                             AMWAY MUTUAL FUND LOGO

                                AMWAY MUTUAL FUND
                                    FORM N-1A

                                     PART A

                Information Required in a Prospectus for Class R

AMWAY MUTUAL FUND
7575 Fulton Street East
Ada, Michigan, 49355-7150
(616) 787-6288
(800) 346-2670

Contents                                      Page
Investment Objective and Policy..............
Investment Risks ............................
Past Performance.............................
Expenses.....................................
Investment Strategies........................
Financial Highlights ........................
Management of the Fund ......................
Pricing of Fund Shares.......................
Purchase of Shares ..........................
How Shares are Redeemed .....................
Money Market Fund
   Exchange Privilege  ......................
Retirement Plans ............................
Dividend and Capital Gain
   Distributions to Shareholders  ...........
Tax Consequences  ...........................
Distribution Plan ...........................
Year 2000 Problem ...........................
Application for Exemptive Order .............
Shareholder Inquiries .......................

Printed in U.S.A.

(C)1998, AMWAY CORPORATION, U.S.A.  795055   L-2598-SAK


                             AMWAY MUTUAL FUND LOGO

                                     CLASS R
                                   PROSPECTUS

   The Fund's primary investment objective is capital appreciation. The Fund will attempt to meet its objective by investing in common stocks that it believes are undervalued. Income may be a factor in portfolio selection, but is secondary to the principal objective.
  This Prospectus contains information with respect to Class R shares of Amway Mutual Fund. Class R is offered only to tax exempt retirement and benefit plans of Amway Corporation and its affiliates. The Fund also offers Class A shares, which are available to members of the general public. Information about class A is contained in the Class A Prospectus dated April __, 1999 which is available upon request.
  As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

THE DATE OF THIS PROSPECTUS IS APRIL __, 1999.

                                AMWAY MUTUAL FUND

INVESTMENT OBJECTIVE AND POLICY
--------------------------------------------------------------------------------
   The primary investment objective of the Fund is capital appreciation. Income, while a factor in portfolio selection, is secondary to the Fund's principal objective. In pursuing this objective, it is the Fund's policy to invest a major portion of its assets in a diversified portfolio of common stocks of companies believed by the Fund to be trading at low valuations relative to intrinsic worth and/or historical market levels. Such stocks are typically called "value stocks."

INVESTMENT RISKS
--------------------------------------------------------------------------------
   While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Fund will go up and down, which means you could lose money.
   Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, or their prices may go down. Further, while the Fund's investments in value stocks may limit the overall downside risk of the Fund over time, the Fund may produce more modest gains during periods of time of strong stock market gains as a trade-off for this potentially lower risk.

PAST PERFORMANCE
--------------------------------------------------------------------------------
   The two tables below, which are based upon Class A Shares, show how the Fund's annual returns and its long-term performance. The first table provides indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The second compares the Fund's performance over time to that of the Standard and Poor's 500 Stock Index (S&P 500) and the Russell 1000 Value Index ("Value Index"). The investment performance of Class R is expected to be substantially similar to Class A because both Classes invest in the same portfolio of securities and investment performance will differ only to the extent that the classes do not have the same expenses. The estimated expenses for Class R, which are lower than the expenses for Class A, are disclosed in the Fee Expense Table.
   The S&P 500 Index represents an unmanaged index generally representative of the U.S. stock market. The Value Index represents a composite of value stocks representative of the Fund's investment objectives and strategies which is compiled independently by the Frank Russell Companies. Neither index is impacted by Fund operating expenses.
   As with all mutual funds, past performance is not a prediction of future results.

                                      CHART

   During the periods shown in the chart, the Fund's highest return for a quarter was 20.53% (quarter ending March 31, 1991), and the Fund's lowest return for a quarter was -14.60% (quarter ending September 30,1990).
   * Ark Asset Management Company has been the Fund's Sub-Advisor since May 1, 1995. Since that time, the Fund's highest return for a quarter was 13.76% (quarter ending June 30, 1997) and the lowest return for a quarter was -9.40% (quarter ending September 30, 1998).

   AVERAGE ANNUAL TOTAL
   RETURN FOR THE PERIODS                PAST           PAST         PAST
   ENDED DECEMBER 31, 1998             1 YEAR        5 YEARS     10 YEARS
   ------------------------------------------------------------------------

   AMWAY*                              10.17%         15.36%      15.93%
   RUSSELL 1000 VALUE                  15.63%         20.85%      17.39%
   S&P 500                             28.58%         24.06%      19.21%

   *Ark Asset Management Company has been subadvisor since May 1, 1995. Since that time, the Fund's average annual total return has been 22.1%. During this period, the S&P 500's and the Russell 1000 Value's average annual total return has been 29.3% and 25.9%, respectively.

Year-by-Year Performance
-------------------------------------------------------------------------------
Amway Mutual Fund

1989      32.83%
1990       1.10%
1991      41.81%
1992       1.77%
1993      10.85%
1994      -5.87%
1995      33.55%
1996      23.28%
1997      22.47%
1998      10.17%

                                AMWAY MUTUAL FUND


EXPENSES
--------------------------------------------------------------------------------
         This Table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses (Fees Paid Directly From Your Investment)
            Maximum Sales Charge Imposed on Purchases               None
            and Reinvested Distributions

            Maximum Deferred Sales Charge                           None

            Maximum Sales Charge Imposed on                         None
            Reinvested Dividends

            Exchange Fee                                            None

    Annual Fund Operating Expenses Paid by the Fund
            Management Fees                                         .54%

            Distribution & Service (12b-1) Fees                     None

            Other Expenses                                          .46%

            Total Fund Operating Expenses*                         1.00%
                                                                   =====


*Total Fund Operating Expenses are based upon total expenses incurred by the Fund for Class A for the year ended December 31, 1998, and have been adjusted for Class R to reflect adoption of the Transfer Agent and Shareholder Servicing Agreement and the elimination of the 12b-1 distribution plan.

   The following example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 Year        3 Years         5 Years         10 Years
              $102           $318           $552            $1,225

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
   Value stocks tend to have relatively low price/earnings ratios and/or low price/book value ratios. When these ratios are low it generally means that the stock is less expensive than average when compared to the company's earnings or book value. The diversified portfolio consists primarily of common stocks listed on the New York Stock Exchange and other national securities exchanges and, to a lesser extent, in stocks that are traded over-the-counter. The portfolio may also invest in securities convertible into common stocks, and in preferred stocks. Investments are allocated among different industries and companies.
   Under adverse market conditions, the portfolio could be invested in debt securities. Although the Fund would do this only in seeking to avoid loss, it could have the effect of reducing the benefit from any upswing in the market.

                                AMWAY MUTUAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BDO Seidman, the Independent Certified Public Accountants for the Fund, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


   (Selected data for each share of beneficial interest in Class A and Class R throughout each period.)

                            Class R***                                          Class A
-------------------------------------------------------------------------------------------------------------------
Year ended December 31,      1998             1998            1997            1996           1995*        1994
-------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  beginning of period        $8.42           $7.73           $7.62           $7.43           $6.88         $7.71
Income from investment
   operations:
  Net investment income        .09             .08             .09             .10             .10           .03
  Net gain (loss) on
     securities               (.02)            .68            1.62            1.59            1.98          (.49)
                       ------------------------------------------------------------------------------------------

Total from investment
  operations                   .07             .76            1.71            1.69            2.08          (.46)
                       ------------------------------------------------------------------------------------------

Distributions:
  Dividends (from net
    investment income)         .10             .08            .10              .09             .11           .03
  Distributions (from
    capital gains)            1.23            1.23           1.50             1.41            1.42           .34
                       ------------------------------------------------------------------------------------------

Total distributions           1.33            1.31           1.60             1.50            1.53           .37
                       ------------------------------------------------------------------------------------------

Net Asset Value, end
   of period                 $7.16            7.18          $7.73            $7.62           $7.43        $ 6.88
                       ------------------------------------------------------------------------------------------
Total Return                 7.08%           10.17%         22.47%           23.18%         30.55%         (5.87%)

Ratios/Supplemental Data
  Net assets, end of period
    (000's omitted)       $135,385        $179,820        $139,164         $113,327        $77,248       $58,921
  Ratio of expenses to
    average net assets**     1.0%             1.0%             .9%            1.0%            1.1%          1.1%
  Ratio of net income to
    average net assets       1.8%             1.0%            1.1%            1.2%            1.2%           .4%
  Portfolio turnover rate  101.1%           101.1%          103.1%          100.4%          173.3%         78.1%

*Effective May 1, 1995, Ark Asset Management Co., Inc. entered into a Sub-Advisory Agreement with the Fund. Kemper Financial Services previously served as the Fund's Sub-Advisor.

**Financial information prior to April 22, 1998 does not reflect the fund's
Rule 12b-1 fee of 0.25%, which became effective on that date. The Fund's base portfolio accounting services expense in the amount of $2,500 per month ($30,000 annual base fee) was paid through the use of directed brokerage commissions. The ratio includes fees paid with brokerage commissions for fiscal years ending after September 1, 1995. ***The Fund began offering Class R Shares on November 1, 1998. Class R return and ratios have been annualized.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
   The Investment Advisor for the Fund is the Amway Management Company ("Investment Advisor"), 7575 Fulton Street East, Ada, Michigan 49355. The Investment Advisor provides investment advice and manages on a regular basis the investment portfolio of the Fund, subject to the direction of the Board of Trustees, and to the provisions of the Fund's current Prospectus; furnishes for the use of the Fund, office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund, and (with exceptions) administers its affairs; and pays the salaries and fees of all Officers and Trustees. The Investment Advisor is permitted to enter into an agreement with another advisory organization to provide all or part of the investment advice and services required to manage the Fund's investment portfolio. Amway Management Company has served as Investment Advisor for the Fund and its predecessor since 1971. Prior to May 1, 1998, the Fund paid the Advisor a fee at the annual rate of 0.55% of the average daily assets of the Fund. The Fund presently pays the Advisor a fee at the annual rate of 0.55% on the first $100 million of average daily net assets of the Fund, 0.50% on the next $50 million in assets, and 0.45% on the next $50 million in assets. When the Fund's assets reach $200 million the rate would be 0.50% on assets up to $200 million and 0.45% on assets in excess of $200 million, so long as the Fund continued to have at least $200 million in assets.

                               AMWAY MUTUAL FUND

   The Investment Advisor has entered into a Sub-Advisory Agreement with Ark Asset Management Co., Inc. ("Sub-Advisor"), One New York Plaza, New York, NY 10004. The Sub-Advisor is employed by the Advisor to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Advisor, the Board of Trustees, and to the provisions of the Fund's current Prospectus. The Sub-Advisor makes investment decisions on behalf of the Fund and places all orders for the purchase or sale of portfolio securities for the Fund's account, except when otherwise specifically directed by the Fund or the Advisor. The Sub-Advisor is engaged in the management of investment funds in excess of $23 billion for institutional clients. The Sub-Advisor and its affiliates provide investment advice and manage investment portfolios for other corporate, pension, profit-sharing and individual accounts. The Investment Advisor, not the Fund, pays the Sub-Advisor a fee at the annual rate of 0.45% on the first $100 million of average daily net assets of the Fund, 0.40% on the next $50 million in assets, and 0.35% on the next $50 million in assets. When the Fund's assets reach $200 million the rate would be 0.40% on assets up to $200 million and 0.35% on assets in excess of $200 million, so long as the Fund continued to have at least $200 million in assets.
   C. Charles Hetzel, Vice Chairman of Ark Asset Management, Inc., is the head of the Large Cap Value Group, which, since April 1995, has been responsible for management of the Fund's portfolio. He has served as the head of the Large Cap Value Group since 1981. Mr. Hetzel has spent his entire career at Ark Asset Management, Inc. or a predecessor firm. He received a B.S. degree from the University of Utah and M.B.A. from the Columbia School of Business Administration.
   The Large Cap Value Group determines overall investment strategy for equity portfolios managed by the Sub-Advisor. The Growth at a Reasonable Price Group, in addition to Mr. Hetzel, consists of Steven M. Steiner, John E. Bailey, William G. Steuernagel, and James G. Pontone. The portfolio managers work together as a team with the firm's research analysts. Equity analysts, through research, analysis and evaluation, work to develop investment ideas appropriate for these portfolios. These ideas are studied and debated by the Large Cap Value Group and decisions regarding the portfolio are made by the Group. After investment decisions are made, equity traders execute the portfolios transactions through various broker-dealer firms.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
   The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is generally made at the close of business of the New York Stock Exchange, 4:00 P.M. Eastern time, on each business day on which that Exchange is open. Shares will not be priced on national holidays or other days on which the New York Stock Exchange is closed for trading.
   The Fund's investments are generally valued at current market value. If market quotations are not readily available, the Fund's investments will be valued at fair value as determined by the Fund's Board of Trustees.

PURCHASE OF SHARES
--------------------------------------------------------------------------------
   Class R Shares are offered to tax-exempt retirement and benefit plans of Amway Corporation and its affiliates. There are no minimum investment requirements for shares of Class R. Participants in the tax-exempt retirement and benefits plans of Amway Corporation and its affiliates should contact the Plan Administrator for information about particular procedures or requirements which may apply to Pan Participants.
   All purchases will be made at the Net Asset Value per share net calculated after the Fund receives your investment and application in proper form.

HOW SHARES ARE REDEEMED
--------------------------------------------------------------------------------
   The Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form.
   Payment for redeemed shares is normally made by check and mailed within three days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its net assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.

                                AMWAY MUTUAL FUND

   The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day periods, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.
   Participants in the tax-exempt retirement and benefit plans of Amway Corporation and its affiliates should contact the Plan Administrator for information about particular redemption procedures or requirements which may apply to Plan Participants.

RETIREMENT PLANS
--------------------------------------------------------------------------------
   The Fund sponsors a prototype Profit-Sharing Trust and Individual Retirement Accounts. Persons interested in additional information regarding these plans should contact the Fund.

DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
   The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. Distributions, in the past, have been paid in December. The net investment income and capital gain distribution will be paid on a basis which is consistent with past policy. All distributions may be received in cash or reinvested in additional shares of the Fund at their net asset value at the time of distribution. This election can be changed at any time by requesting a change in writing, signed by all account owners.

TAX CONSEQUENCES
--------------------------------------------------------------------------------
   The Fund will make distributions of ordinary income and capital gains that will relieve the Fund of all federal income taxes.
   Shares of Class R will be held by the qualified retirement and benefit plans of Amway Corporation and its affiliates ("the plans") for the benefit of plan participants. The plans do not pay federal income taxes. Plan participants should consult the plans' governing documents, and their own tax advisors, for information about the tax consequences associated with participating in the plans.

YEAR 2000 PROBLEM
--------------------------------------------------------------------------------
   Many companies use computers which are presently unable to perform calculations with dates in excess of 1999. These is uncertainty as to whether such companies will be able to effectively manage their operations after 1999, and as to whether they will be required to install expensive upgrades to their computer systems. This is commonly referred to as the "Year 2000 Problem", or the "Y2K Problem."
   The Fund's management, after reviewing the Fund's operations and consulting with the principal companies which provide services to the Fund, believes that the Fund's operations are unlikely to be materially affected by the Y2K problem. However, the Fund, like most companies, is still evaluating this matter. Accordingly, there can be no assurance that the Y2K Problem will not have an adverse effect on the Fund's operations, or an adverse effect on the operations or financial results of the companies in which the Fund invests.

APPLICATION FOR EXEMPTIVE ORDER
--------------------------------------------------------------------------------
   The Sub-Advisory Agreement between the Investment Advisor and the Sub-Advisor provides that it may be terminated by the Investment Advisor or the fund upon sixty days notice. However, at the present time, the Investment Advisor and the Fund cannot enter into an agreement with a new sub-advisor without submitting the matter for approval at a meeting of the Fund's shareholders. The fund has filed an application with the Securities and Exchange Commission for an order which would enable the Fund's Trustees to approve agreements with new sub-advisors without calling a meeting of shareholders.

SHAREHOLDER INQUIRIES
--------------------------------------------------------------------------------
   Shareholder inquiries regarding the Fund should be directed to the Fund by writing or telephoning the Fund at the address or telephone number indicated on the cover page of the Prospectus. Inquiries relating to a specific account should be directed to the Plan Administrator for the tax-exempt retirement and benefits plan of Amway Corporation and its affiliates.

BULK RATE
U.S. POSTAGE
PAID
ADA, MI
PERMIT 100

AMWAY MUTUAL FUND
7575 Fulton Street East
Ada, Michigan 49355-7150
Investment Company Act File #_____

     Amway
     Mutual
     Fund
     Class R
     Prospectus

   The Statement of Additional Information ("SAI") provides additional details about the Fund. Also, additional information about the Fund's investments is available in the Funds Annual and Semi-Annual Reports. You will find in the Fund's Annual Report a discussion of market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year. The SAI, dated April __, 1999, Annual Report, and Semi-Annual Report are available without charge by writing or telephoning the Fund as indicated on the cover of this Prospectus. The SAI is incorporated into the Prospectus by reference.
   Additional information about the Fund, including the SAI can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room is available by calling the Commission at 1-800-SEC-0330. The Commission's web site (http://www.sec.gov) contains reports and other information on the Fund. Copies of this information are available from the Commission upon the payment of a copying fee by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


                                 April __, 1999

                             AMWAY MUTUAL FUND LOGO

                                AMWAY MUTUAL FUND
                                    FORM N-1A

                                     PART B

Information Required in a Statement of Additional Information for Class A

AMWAY MUTUAL FUND
(a series of Amway Mutual Fund Trust)
7575 Fulton Street East
Ada, Michigan, 49355-7150
(616) 787-6288
(800) 346-2670

Contents                                      Page
Organization of the Fund
Objectives, Policies, and
  Restrictions on the Fund's
  Investments
Portfolio Transactions and
  Brokerage
Principal Shareholders
Officers and Trustees of the Fund
Investment Advisor and Other Services
Plan of Distribution and Principal
  Underwriter
Custodian
Auditors
Pricing of Fund Shares
Purchase of Shares
How Shares are Redeemed
Federal Income Tax
Investment Performance Information
Reports to Shareholders and Annual Audit








Printed in U.S.A.

                             AMWAY MUTUAL FUND LOGO




                                     CLASS A
                             STATEMENT OF ADDITIONAL
                                   INFORMATION

   This Statement of Additional Information is not a prospectus. Therefore, it should be read only in conjunction with the Class A Prospectus, which can be requested from the Fund by writing or telephoning as indicated above. This Statement of Additional Information relates to the Class A Prospectus for the Fund dated April __, 1999.

   Class A is offered to members of the general public. The Fund also offers Class R shares, which are available only to tax-exempt retirement and benefits plans of Amway Corporation and its affiliates. Information about Class R is contained in the Class R prospectus dated April __, 1999, which is available upon request.












The date of this Statement of Additional Information is April __, 1999.


(C)1998, AMWAY CORPORATION, U.S.A.  795057  L-2597-SAL

                                AMWAY MUTUAL FUND
ORGANIZATION OF THE FUND
--------------------------------------------------------------------------------
   The Fund is a series of Amway Mutual Fund Trust, an open-end diversified management investment company which was organized as a Delaware business trust on February 2, 1998. The Fund is the successor of Amway Mutual Fund, Inc., which was organized as a Delaware corporation on February 13, 1970.
   The Declaration of Trust authorizes the Trustees to create additional series and to issue an unlimited number of units of beneficial interest, or "shares." The Trustees are also authorized to issue different classes of shares of any series. No series which may be issued by the Trust is entitled to share in the assets of any other series or is liable for the expenses or liabilities of any other series.
   Shares of beneficial interest of Class A are offered to members of the general public. When issued, shares of Class A will be fully paid and non-assessable. The Board of Trustees of the Fund has authorized Class R, which is offered to tax-exempt retirement and benefit plans of Amway Corporation and its affiliates. Each share of Class A and Class R will represent an equal proportionate interest in the Fund and, generally, will have identical voting, dividend, liquidation, and other rights and the same terms and conditions, except that (a) expenses allocated to a particular Class ("Class Expenses") will be borne solely by that Class, and (b) each Class will have exclusive voting rights with respect to matters affecting only that Class. Examples of Class Expenses include: (1) Rule 12b-1fees, (2) transfer agent and shareholder services fees attributable to a specified Class, (3) stationary, printing, postage, and delivery expenses related to preparing and distributing materials such as shareholder reports, prospectuses, and proxy statements to current shareholders of a Class, (4) Blue Sky registration fees incurred by a Class, (5) SEC registration fees incurred by a Class, (6) trustees' fees or expenses incurred as a result of issues relating to one Class, (8) accounting fees relating solely to one Class, (9) litigation expenses and legal fees and expenses relating to a particular Class, and (10) expenses incurred in connection with shareholders meetings as a result of issues relating to one Class. Shares are freely transferable and have no preemptive, subscription or conversion rights.
   The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. Shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust, and such other matters as may be determined or as may be required by law. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. In the event a meeting of shareholders is held, each share will be entitled to one vote on all matters presented to shareholders, including the election of Trustees.

OBJECTIVES, POLICIES AND RESTRICTIONS ON THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------
   The primary investment objective of the Fund is capital appreciation. The Fund will attempt to meet its objectives by investing in common stocks in many different industries. Income may be a factor in portfolio selection but is secondary to the principal objective. In addition to the discussion found in the Prospectus, following is additional information concerning the Fund's investments.
   The Fund has the right to invest up to 10% of its total assets in securities which are not readily marketable, including "restricted securities" (securities which have not been registered with the Securities and Exchange Commission or which are subject to contractual restrictions on resale).
   The Fund is subject to certain investment restrictions. In brief, these provide that the Fund may not:

  1. Underwrite securities of other issuers, except that it may acquire portfolio securities under circumstances where, if sold publicly, it might be deemed to be an underwriter for purposes of the Securities Act of 1933, but no more than 10% of the value of the Fund's total assets will at any time be invested in such securities.
  2. Invest more than 5% of its total assets in the securities of any one issuer other than the United States Government or purchase more than 10% of any class of securities, including voting securities, of any one issuer.
  3. Purchase interests in real estate as an investment, other than readily marketable securities of companies which may have interests in real estate.
  4.   Engage in the purchase and sale of commodities or commodity contracts.
  5.   Invest in companies for the purpose of exercising control or management.
  6. Make loans to others, although it may purchase a portion of an issue of publicly distributed bonds, debentures, or other debt securities.
  7.   Engage in margin transactions or short sales.

  8.     Write, purchase, or sell puts, calls, or combinations thereof.
  9.     Participate in joint trading account.
 10. Mortgage, pledge, hypothecate, or in any manner transfer as security for indebtedness any securities owned or held by the Fund, except as permitted in the following Item 11.
 11. Borrow money, except that as a temporary measure and not for investment purposes, it may borrow from banks up to 5% of the value of its total assets taken at cost, which may be secured by up to 10% of such assets taken at cost.
 12. Invest in securities of other investment companies, except in connection with a merger with another investment company.
 13. Invest more than 5% of its total assets in securities of companies having a record of less than three years' continuous operation.
 14. Retain, in the Fund's portfolio, securities of an issuer any of whose officers, directors, or security holders is an officer or director of the Fund or of the fund's investment advisor, if after the purchase of such securities one or more of such officers or directors of the Fund or of the Fund's investment advisor owns beneficially more than 1/2% of the outstanding securities of such issuer and such officers and directors owning beneficially more than 1/2% of such outstanding securities together own beneficially more than 5% of such outstanding securities.
 15. Invest more than 5% of its total assets in securities of a foreign issuer, the purchase of whose securities is subject to the Federal Interest Equalization Tax, which tax is not in effect at the date of this Statement of Additional Information.
 16. Invest in interests in oil, gas, or other mineral explorations or development programs, other than readily marketable securities of corporations which may have interests in such exploration or development programs.

   The Fund's investment objective, policy and restrictions as described above are fundamental and may not be changed without shareholder approval. The Fund's other policies and investment strategies are not fundamental and may be changed without shareholder approval. The Fund is permitted to invest in foreign issuers to the extent that the investments meet the Fund's primary investment objective. The Fund does not currently own any warrants and does not intend to own any warrants in excess of 5% of the Fund's net asset value.
   In view of the Fund's investment objective of capital appreciation, with income as a secondary objective, the Fund intends to purchase securities for long-term or short-term profits, as appropriate. Securities will be disposed of in situations where, in management's opinion, such potential is no longer feasible or the risk of decline in the market price is too great. Therefore, in order to achieve the Fund's objectives, the purchase and sale of securities will be made without regard to the length of time the security is to be held. Portfolio turnover rates for the years ended December 31, 1998 and 1997 were 101.1% and 103.1%, respectively. A 100% annual turnover rate would occur if all of a Fund's securities were replaced one time during a period of one year. In addition, higher portfolio turnover rates can result in corresponding increases in brokerage commissions.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------
   It is the policy of the Fund when purchasing and selling portfolio securities to obtain the highest possible price on sales and the lowest possible price on purchases of securities, consistent with the best execution of portfolio transactions. Amway Management Company, the ("Investment Advisor"), or Ark Asset Management Co., Inc. ("Sub-Advisor") will select the brokers and resulting allocation of brokerage commission; but, the Investment Advisor's practice is subject to review by the Board of Trustees of the Fund, which has the primary responsibility in this regard, and must be consistent with the policies stated above.
   The Investment Advisor and Sub-Advisor, in effecting purchases and sales of portfolio securities for the account of the Fund, will implement the Fund's policy of seeking best execution of orders, which includes best net prices. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity, and nature of each firm's professional services which include execution, clearance procedures, wire service quotations, research information, statistical, and other services provided to the Fund, Advisor, and the Sub-Advisor. Any research benefits derived by the Sub-Advisor are available to all clients of the Sub-Advisor. Since research information, statistical, and other services are only supplementary to the research efforts of the Sub-Advisor and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce expenses.

                                AMWAY MUTUAL FUND

   Also, subject to the policy of seeking best price and execution of orders, certain Fund expenses may be paid through the use of directed brokerage commissions. While the Sub-Advisor will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Directors of the Fund.
   During the years ended December 31, 1998, 1997, and 1996, the Fund paid total brokerage commissions on purchase and sale of portfolio securities of $358,825, $301,990, and $250,136, respectively. Tranactions in the amount of $58,297,046, involving commissions of approximately $59,629, were directed to brokers because of research services provided during 1998.
   The Sub-Advisor furnishes investment advice to other clients. The other accounts may also make investments in the same investment securities and at the same time as the Fund. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated as to amount and price in a manner considered equitable to each, so that each receives, to the extent practicable, the average price of such transactions, which may or may not be beneficial to the Fund. The Board of Trustees of the Fund believes that the benefits of the Sub-Advisor's organization outweigh any limitations that may arise from simultaneous transactions.
   The Fund may acquire securities of brokers who execute the Fund's portfolio transactions. As of December 31, 1998, the Fund owned no such securities.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------
   Amway Corporation indirectly, as of December 31, 1998, owned 1,163,238 shares, or 4.6%, of the outstanding shares of the Fund. Jay Van Andel and Richard M. DeVos are controlling persons of Amway Corporation since they own, together with their spouses, substantially all of its outstanding securities. Amway Corporation is a Michigan manufacturer and direct selling distributor of home care and personal care products. Jay Van Andel owns all the outstanding securities of JVA Properties Corporation, the General Partner for JVA Enterprises Limited Partnership, which owns, as of December 31, 1998, 5,284,480.693 shares, or 21.1%, of the outstanding shares of the Fund. The Jay and Betty Van Andel Foundation, as of December 31, 1998 owns 1,841,212.307 shares, or 7.3%, of the outstanding shares of the Fund. No other person is known by the Fund to own of record or beneficially 5% or more of the Fund's shares.
   As noted above, Jay Van Andel together with his spouse beneficially owns more than 25% of the Fund's voting securities. Accordingly, he may be deemed to control the Fund.

OFFICERS AND TRUSTEES OF THE FUND
--------------------------------------------------------------------------------
   The business affairs of the fund are managed and under the direction of the Board of Trustees. The following are the Officers and Trustees of the Fund or the Advisor or both, together with their principal occupations during the past five years:

                                                                                                  TRUSTEES
NAME AND ADDRESS               AGE         OFFICE HELD               PRINCIPAL OCCUPATION        COMPENSATION

Richard A. DeWitt              85    Trustee of the Fund       President, DeWitt Land and             $5,000
10001 Buttonwood Way                                           Cattle Company (investments
Tequesta, Florida                                              in land and cattle)
33469

Allan D. Engel*                46    Trustee, Vice President,  Sr. Manager, Financial                 $5,000
7575 Fulton Street East              Secretary and Assistant   Projects Amway Corporation
Ada, Michigan                        Treasurer of the Fund;
49355-7150                           Director, President,
                                     and Secretary of the
                                     Investment Advisor.

Donald H. Johnson              68    Trustee of the Fund       Retired, Former Vice                   $5,000
19017 Vintage Trace Circle                                     President-Treasurer, SPX
Fort Myers, Florida                                            Corporation (Designs,
33912                                                          manufactures and markets
                                                               products and services for the
                                                               motor vehicle industry), 1986
                                                               to 1994.





                                                                                                  TRUSTEES
NAME AND ADDRESS               AGE         OFFICE HELD               PRINCIPAL OCCUPATION        COMPENSATION
Walter T. Jones                57    Trustee of the Fund       Retired, Former Senior Vice            $5,000
936 Sycamore Ave.                                              President-Chief Financial
Holland, Michigan                                              Officer, Prince Corporation
49424
James J. Rosloniec*            54    Trustee, President and    Vice President-Audit and               $5,000
7575 Fulton Street East              Treasurer of the Fund;    Control, Amway Corporation,
Ada, Michigan                        and Director,             1991 to present.
49355-7150                           Vice-President and
                                     Treasurer of the
                                     Investment Advisor.
Richard E. Wayman              64    Trustee of the Fund       Retired, Former Finance                $4,500
24578 Rutherford                                               Director, Amway Corporation,
Ramona, California                                             1976 to 1996
92065



   *These Trustees are interested persons under the Investment Company Act of 1940, as amended.
   All Officers and certain Trustees of the Fund and the Investment Advisor are affiliated with Amway Corporation. The Officers serve without compensation from the Fund. Fees paid to all Trustees during the year ended December 31, 1998, amounted to $29,500. Under the Advisory Contracts, the Investment Advisor pays the fees of the Trustees of the Fund. The Trustees and Officers of the Fund owned, as a group, less than 1% of the outstanding shares of the Fund. The Advisor also serves as the Fund's principal underwriter (see "Distribution of Shares").

INVESTMENT ADVISOR AND OTHER SERVICES
--------------------------------------------------------------------------------
   The Fund has entered into an Advisory and Service Contract ("Contract") with Amway Management Company (the "Investment Advisor"). Under the Contract, the Investment Advisor provides investment advice and manages on a regular basis the investment portfolio of the Fund, subject to the direction of the Board of Trustees of the Fund, and to provisions of the Fund's current Prospectus; to furnish for the use of the Fund, office space and all necessary office facilities, equipment, and personnel for servicing the investments of the Fund; and (with certain specific exceptions) administers its affairs and pays the salaries and fees of all Officers and Trustees of the Fund. Amway Corporation provides the Investment Advisor with employee services on a contractual basis. The Investment Advisor has served the Fund in that capacity since 1971.
   The Investment Advisor shall be permitted to enter into an agreement with another advisory organization (sub-advisor) whereby the sub-advisor will provide the investment advice and services required to manage the Fund's investment portfolio as provided for in the Contract.
   Under the Contract, the Fund will pay all its expenses other than those expressly stated to be payable by the Investment Advisor, which expenses payable by the Fund include, without implied limitation, (i) registration of the Fund under the Investment Company Act of 1940; (ii) commissions, fees, and other expenses connected with the purchase or sale of securities; (iii) auditing, accounting, and legal expenses; (iv) taxes and interest; (v) government fees;
(vi) expenses of issue, sale, repurchase, and redemption of shares; (vii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors; (viii) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefore; (ix) fees and expenses related to the determination of the Fund's net asset value; (x) insurance expenses; (xi) association membership dues; (xii) fees, expenses, and disbursements of custodians and sub-custodians for all services to the Fund (including without limitation safekeeping of funds and securities, and keeping of books and accounts); (xiii) fees, expenses, and disbursement of transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars for all services to the Fund; and (xiv) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims, and the obligation of the Fund to indemnify its Directors and Officers with respect thereto.

                                AMWAY MUTUAL FUND

   The Fund pays the Advisor a fee for management and investment advisory services on an annual basis of 0.55% on the first $100 million of average daily net assets of the Fund, 0.50% on the next $50 million in assets, and 0.45% on the next $50 million in assets. When the Fund's assets reach $200 million the rate would be 0.50% on assets up to $200 million and 0.45% on assets in excess of $200 million, so long as the Fund continued to have at least $200 million in assets. The fee is computed daily and paid quarterly. The advisory fees paid by the Fund to the Investment Advisor during the years ended December 31, 1998, 1997, and 1996, were $864,715, $727,102, and $524,637, respectively.
   Jay Van Andel and Richard M. DeVos are controlling persons of the Investment Advisor, since they own, together with their spouses, substantially all of the outstanding securities of Amway Corporation, which in turn indirectly owns all of the outstanding securities of the Investment Advisor.
   A Sub-Advisory Agreement has been entered into between the Investment Advisor and Ark Asset Management Co., Inc., One New York Plaza, 29th Floor, New York, NY 10004 (Sub-Advisor). Under the Sub-Advisory Agreement, the Advisor employs the Sub-Advisor to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Advisor, the Board of Directors of the Fund, and to the provisions of the Fund's current Prospectus. The Sub-Advisor will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account, except when otherwise specifically directed by the Fund or the Advisor. The fees paid by the Investment Advisor to the Sub-Advisor during the years ended December 31, 1998, 1997, and 1996, were $702,560, $594,901, and
$428,905, respectively.
   The Fund has entered into an agreement with DST Systems, Inc. ("DSTS") whereby DSTS provides a portfolio accounting and information system for portfolio management for the maintenance of records and processing of information which is needed daily in the determination of the net asset value of the Fund. Currently, this expense amounts to approximately $2,500 per month.

PLAN OF DISTRIBUTION & PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------
   The Trust has adopted a Plan and Agreement of Distribution ("Distribution Plan"). Under the Distribution Plan, the Advisor provides shareholder services and services in connection with the sale and distribution of the Fund's shares. The Advisor is compensated at a maximum annual rate of 0.25 of 1% of the average daily net assets of the Fund. Since these fees are paid from Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. During 1998 the Fund paid $285,016 under the Distribution Plan for compensation. The services provided under the Distribution Plan included printing and mailing of prospectuses ($24,462) and general and administrative services ($290,124) which services include employee related services, security registrations, Broker-Dealer Registration, and related office facility expenses.
   Amounts received by the Advisor may be retained by the Advisor as compensation for its services, or paid to other investment professionals who provide services in connection with the distribution of Fund shares. The Trustees will review the services provided and compensation paid pursuant to the Distribution Plan no less often than quarterly.
   The Advisor acts as the exclusive agent for sales of shares of the Fund pursuant to a Principal Underwriting Agreement. Prior to April 22, 1998, the Advisor received a sales commission of 3% of the offering price of the Fund's shares. The sales commission was eliminated when the Fund adopted the Distribution Plan.
   During the years ended December 31, 1998, 1997 and 1996, the Advisor received sales commissions of $473,151, $513,417 and $475,319, respectively, pursuant to the Principal Underwriting Agreement. The only compensation currently received by the Advisor in connection with the sale of Fund shares is pursuant to the Distribution Plan.

TRANSFER AGENT
--------------------------------------------------------------------------------
   Under a separate contract, the functions of the Transfer Agent and Dividend Disbursing Agent are performed by Amway Management Company, Ada, Michigan, which acts as the Fund's agent for transfer of the Fund's shares and for payment of dividends and capital gain distributions to shareholders.
   In return for its services, the Fund pays the Transfer Agent, a fee of $1.167 per account in existence during the month, payable monthly, less earnings in the redemption liquidity account after deducting bank fees, if any.
The fee schedule is reviewed annually by the Board of Trustees.

CUSTODIAN
--------------------------------------------------------------------------------
   The portfolio securities of the Fund are held, pursuant to a Custodian Agreement, by Northern Trust Company, 50 South LaSalle, Chicago, Illinois, as Custodian. The Custodian performs no managerial or policymaking functions for the Fund.

                                AMWAY MUTUAL FUND


AUDITORS
--------------------------------------------------------------------------------
   BDO Seidman, LLP, 99 Monroe Avenue, N.W., Suite 800, Grand Rapids, Michigan, are the independent certified public accountants for the Fund. Services include an annual audit of the Fund's financial statements, tax return preparation, and review of certain filings with the SEC.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
   The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is generally made at the close of business of the New York Stock Exchange, 4:00 P.M. Eastern time, on each business day on which that Exchange is open. Shares will not be priced on national holidays or other days on which the New York Stock Exchange is closed for trading.
   The Fund's investments are generally valued at current market value. If market quotations are not readily available, the Fund's investments will be valued at fair value as determined by the Fund's Board of Trustees.

PURCHASE OF SHARES
--------------------------------------------------------------------------------
   In order to purchase shares for a new account in the Amway Mutual Fund, the completion of an application form is required. The minimum initial investment is $500 or more. Additional investments of $50 or more can be made in your account at any time by using the lower portion of your account statement. Checks should be made payable to "Amway Management Company" and mailed to 7575 Fulton Street East, Ada MI 49355-7150. Third party checks will not be accepted.
   All purchases will be made at the Net Asset Value per share net calculated after the Fund receives your investment and application in proper form.

HOW SHARES ARE REDEEMED
--------------------------------------------------------------------------------
   The Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption charge by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. Shares can be redeemed by the mail, telephone or telegram. If the value of your account is $10,000 or more, you may arrange to receive periodic cash payments. Please contact the Fund for more information.

BY MAIL:
   When redeeming by mail, when no certificates have been issued, send a written request for redemption to Amway Management Company, the Transfer Agent, 7575 Fulton Street East, Ada, Michigan 49355-7150. The request must state the dollar amount or shares to be redeemed, including your account number and the signature of each account owner, signed exactly as your name appears on the records of the Fund. If a certificate has been issued to you for the shares being redeemed, the certificate (endorsed or accompanied by a signed stock power) must accompany your redemption request, with your signature guaranteed by a bank, broker, or other acceptable financial institution. Additional documents will be required for corporations, trusts, partnerships, retirement plans, individual retirement accounts and profit sharing plans.

BY PHONE:
   An election at the time of your investment in the Fund, or subsequently, on the Fund's application can be made to authorize the telephone or telegram exchange or redemption option. You may redeem shares under this option by calling the Fund at the number indicated on the front of this Prospectus on any business day. Requests received after 4:00 p.m. when the market has closed will receive the next day's price. By establishing the telephone or telegram exchange or redemption option, you authorize the Transfer Agent to honor any telephone or telegram exchange or redemption request from any person representing themselves to be the investor. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges or redemptions unless the Fund fails to follow these procedures. Shares must be owned for 15 days before redeeming by the telephone and telegram exchange and cannot be in certificate form unless the certificate is tendered with the request for redemption. Certificated shares cannot be redeemed by the telephone and telegram exchange. All redemption proceeds will be forwarded to the address or bank designated on the account application.

                                AMWAY MUTUAL FUND


   The Transfer Agent and the Fund have reserved the right to change, modify, or terminate the telephone or telegram exchange or redemption option at any time. Before this option is effective for a corporation, partnership, or other organizations, additional documents may be required. This option is not available for Profit-Sharing Trust and Individual Retirement Accounts. The Fund and the Transfer Agent disclaim responsibility for verifying the authenticity of telephone and telegram exchange or redemption requests which are made in accordance with the procedures approved by shareholders.

SPECIAL CIRCUMSTANCES:
   Payment for redeemed shares is normally made in cash and mailed within seven days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its net assets; or (4) for such other period as the SEC may be order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.
   The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day periods, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.

FEDERAL INCOME TAX
--------------------------------------------------------------------------------
   The Fund intends to continue to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to investment companies. As the result of paying to its shareholders as dividends and distributions substantially all net investment income and realized capital gains, the Fund will be relieved of substantially all Federal income tax.
   For Federal income tax purposes, distributions of net investment income and any capital gains will be taxable to shareholders. Distributions of net investment income will normally qualify for the 70% deduction for dividends received by corporations. After the last dividend and capital gains distribution in each year, the Fund will send you a statement of the amount of the income and capital gains which you should report on your Federal income tax return. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or reinvested in additional shares of the Fund. Qualified long-term capital gain dividends received by individual shareholders are taxed a maximum rate of 20%.
   In addition, shareholders may realize a capital gain or loss when shares are redeemed. For most types of accounts, the Fund will report the proceeds of redemptions to shareholders and the IRS annually. However, because the tax treatment also depends on the purchase price and a shareholder's personal tax position, you should also keep your regular account statements to use in determining your tax.
   On the record date for a distribution, the Fund's share value is reduced by the amount of the distribution. If a shareholder buys shares just before the record date ("buying a dividend"), they will pay the full price for the shares, and then receive a portion of the price back as a taxable distribution.
   Also, under the Code, a 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ended December 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the prior calendar year, minus any overdistribution in the prior calendar year. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

                                AMWAY MUTUAL FUND


   Under certain circumstances, the Fund will be required to withhold 31% of a shareholder's distribution or redemption from the Fund. These circumstances include failure by the shareholder to furnish the Fund with a proper taxpayer identification number; notification of the Fund by the Secretary of the Treasury that a taxpayer identification number is incorrect, or that withholding should commence as a result of the shareholder's failure to report interest and dividends; and failure of the shareholder to certify, under penalties of perjury, that he is not subject to withholding. In this regard, failure of a shareholder who is a foreign resident to certify that he is a nonresident alien may result in 31% of his redemption proceeds and 31% of his capital gain distribution being withheld. In addition, such a foreign resident may be subject to a 30% or less, as prescribed by an applicable tax treaty, withholding tax on ordinary income dividends distributed unless he qualifies for relief under an applicable tax treaty.
   Trustees of qualified retirement plans are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRA's or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. Shareholders should consult their tax advisor regarding the 20% withholding requirement.
   Prior to purchasing shares of the Fund, the impact of any dividends or capital gain distributions which are about to be declared should be carefully considered. Any such dividends and capital gain distributions declared shortly after you purchase shares will have the effect of reducing the per share net asset value of your shares by the amount of dividends or distributions on the ex-dividend date. All or a portion of such dividends or distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates.
   Each shareholder is advised to consult with his tax advisor regarding the treatment of distributions to him under various state and local income tax laws.

INVESTMENT PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
   Following is the average annual total return percentages for one, five and ten years for the Fund for annual periods ended December 31, 1998.

   AVERAGE ANNUAL TOTAL
   RETURN FOR THE PERIODS               PAST             PAST          PAST
   ENDED DECEMBER 31, 1998            1 YEAR          5 YEARS      10 YEARS
   -----------------------------------------------------------------------------

   AMWAY*                             10.17%           15.36%       15.93%
   RUSSELL 1000 VALUE                 15.63%           20.85%       17.39%
   S&P 500                            28.58%           24.06%       19.21%

   *Ark Asset Management Company has been subadvisor since May 1, 1995. Since that time, the Fund's average annual total return has been 22.1%. Also, the S&P 500's and the Russell 1000 Value's average annual total return has been 29.3% and 25.9%, respectively.

   The S&P 500 Index represents an unmanaged index generally representative of the U.S. stock market. The Value Index represents a composite of value stocks representative of the Fund's investment objectives and strategies which is compiled independently by the Frank Russell Companies. Neither index is impacted by Fund operating expenses.
   As will all mutual funds, past performance is not a prediction of future results.

REPORTS TO SHAREHOLDERS AND ANNUAL AUDIT
--------------------------------------------------------------------------------
   The Fund's year begins on January 1 and ends on December 31. At least semiannually, the shareholders of the Fund receive reports, pursuant to applicable laws and regulations, containing financial information. The annual shareholders report is incorporated by reference into the Statement of Additional Information. The cost of printing and distribution of such reports to shareholders is borne by the Fund.
   At least once during each year, the Fund is audited by independent certified public accountants appointed by resolution of the Board and approved by the shareholders. The fees and expenses of the auditors are paid by the Fund.
   The financial statements for the Fund are contained in the Fund's 1998 Annual Report to Shareholders along with additional information about the performance of the Fund, which is incorporated herein by reference and may be obtained by writing or calling the Fund.

AMWAY MUTUAL FUND
(a Series of Amway Mutual Fund Trust)
7575 Fulton Street East
Ada, Michigan, 49355-7150
(616) 787-6288
(800) 346-2670


Printed in U.S.A.




     Amway
     Mutual
     Fund





                                  Statement of
                             Additional Information





                                  APRIL , 1999







                             AMWAY MUTUAL FUND LOGO

                                AMWAY MUTUAL FUND
                                    FORM N-1A

                                     PART B

Information Required in a Statement of Additional Information for Class R

AMWAY MUTUAL FUND
(a series of Amway Mutual Fund Trust)
7575 Fulton Street East
Ada, Michigan, 49355-7150
(616) 787-6288
(800) 346-2670

Contents                                      Page
Organization of the Fund
Objectives, Policies, and
  Restrictions on the Fund's
  Investments
Portfolio Transactions and
  Brokerage
Principal Shareholders
Officers and Trustees of the Fund
Investment Advisor and Other Services
Transfer
Agent Custodian
Auditors
Pricing of Fund Shares
Purchase of Shares
How Shares are Redeemed
Federal Income Tax
Investment Performance Information
Reports to Shareholders and Annual Audit



Printed in U.S.A.


                             AMWAY MUTUAL FUND LOGO




                                     CLASS R
                             STATEMENT OF ADDITIONAL
                                   INFORMATION

   This Statement of Additional Information is not a prospectus. Therefore, it should be read only in conjunction with the Class R Prospectus, which can be requested from the Fund by writing or telephoning as indicated above. This Statement of Additional Information relates to the Class R Prospectus for the Fund dated April __, 1999.

   Class R is offered only to tax-exempt retirement and benefit plans of Amway Corporation and its affiliates. The Fund also offers Class A shares, which are available to members of the general public. Information about Class A is contained in the Class A prospectus dated April __, 1999, which is available upon request.












             The date of this Statement of Additional Information is
                                April __, 1999.


(C)1998, AMWAY CORPORATION, U.S.A.  795057  L-2597-SAL

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                                AMWAY MUTUAL FUND

ORGANIZATION OF THE FUND
--------------------------------------------------------------------------------
   The Fund is a series of Amway Mutual Fund Trust, an open-end diversified management investment company which was organized as a Delaware business trust on February 2, 1998. The Fund is the successor of Amway Mutual Fund, Inc., which was organized as a Delaware corporation on February 13, 1970.
   The Declaration of Trust authorizes the Trustees to create additional series and to issue an unlimited number of units of beneficial interest, or "shares." The Trustees are also authorized to issue different classes of shares of any series. No series which may be issued by the Trust is entitled to share in the assets of any other series or is liable for the expenses or liabilities of any other series.
   Shares of beneficial interest of Class A are offered to members of the general public. When issued, shares of Class A will be fully paid and non-assessable. The Board of Trustees of the Fund has authorized Class R, which is offered to tax-exempt retirement and benefit plans of Amway Corporation and its affiliates. Each share of Class A and Class R will represent an equal proportionate interest in the Fund and, generally, will have identical voting, dividend, liquidation, and other rights and the same terms and conditions, except that (a) expenses allocated to a particular Class ("Class Expenses") will be borne solely by that Class, and (b) each Class will have exclusive voting rights with respect to matters affecting only that Class. Examples of Class Expenses include: (1) Rule 12b-1fees, (2) transfer agent and shareholder services fees attributable to a specified Class, (3) stationary, printing, postage, and delivery expenses related to preparing and distributing materials such as shareholder reports, prospectuses, and proxy statements to current shareholders of a Class, (4) Blue Sky registration fees incurred by a Class, (5) SEC registration fees incurred by a Class, (6) trustees' fees or expenses incurred as a result of issues relating to one Class, (8) accounting fees relating solely to one Class, (9) litigation expenses and legal fees and expenses relating to a particular Class, and (10) expenses incurred in connection with shareholders meetings as a result of issues relating to one Class. Shares are freely transferable and have no preemptive, subscription or conversion rights.
   The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. Shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust, and such other matters as may be determined or as may be required by law. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. In the event a meeting of shareholders is held, each share will be entitled to one vote on all matters presented to shareholders, including the election of Trustees.

OBJECTIVES, POLICIES AND RESTRICTIONS ON THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------
   The primary investment objective of the Fund is capital appreciation. The Fund will attempt to meet its objectives by investing in common stocks in many different industries. Income may be a factor in portfolio selection but is secondary to the principal objective. In addition to the discussion found in the Prospectus, following is additional information concerning the Fund's investments.
   The Fund has the right to invest up to 10% of its total assets in securities which are not readily marketable, including "restricted securities" (securities which have not been registered with the Securities and Exchange Commission or which are subject to contractual restrictions on resale).
   The Fund is subject to certain investment restrictions. In brief, these provide that the Fund may not:

  1. Underwrite securities of other issuers, except that it may acquire portfolio securities under circumstances where, if sold publicly, it might be deemed to be an underwriter for purposes of the Securities Act of 1933, but no more than 10% of the value of the Fund's total assets will at any time be invested in such securities.
  2. Invest more than 5% of its total assets in the securities of any one issuer other than the United States Government or purchase more than 10% of any class of securities, including voting securities, of any one issuer.
  3. Purchase interests in real estate as an investment, other than readily marketable securities of companies which may have interests in real estate.
  4.   Engage in the purchase and sale of commodities or commodity contracts.
  5.   Invest in companies for the purpose of exercising control or management.
  6. Make loans to others, although it may purchase a portion of an issue of publicly distributed bonds, debentures, or other debt securities.
  7.   Engage in margin transactions or short sales.





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                                AMWAY MUTUAL FUND


  8.   Write, purchase, or sell puts, calls, or combinations thereof.
  9.   Participate in joint trading account.
 10. Mortgage, pledge, hypothecate, or in any manner transfer as security for indebtedness any securities owned or held by the Fund, except as permitted in the following Item 11.
 11. Borrow money, except that as a temporary measure and not for investment purposes, it may borrow from banks up to 5% of the value of its total assets taken at cost, which may be secured by up to 10% of such assets taken at cost.
 12. Invest in securities of other investment companies, except in connection with a merger with another investment company.
 13. Invest more than 5% of its total assets in securities of companies having a record of less than three years' continuous operation.
 14. Retain, in the Fund's portfolio, securities of an issuer any of whose officers, directors, or security holders is an officer or director of the Fund or of the fund's investment advisor, if after the purchase of such securities one or more of such officers or directors of the Fund or of the Fund's investment advisor owns beneficially more than 1/2% of the outstanding securities of such issuer and such officers and directors owning beneficially more than 1/2% of such outstanding securities together own beneficially more than 5% of such outstanding securities.
 15. Invest more than 5% of its total assets in securities of a foreign issuer, the purchase of whose securities is subject to the Federal Interest Equalization Tax, which tax is not in effect at the date of this Statement of Additional Information.
 16. Invest in interests in oil, gas, or other mineral explorations or development programs, other than readily marketable securities of corporations which may have interests in such exploration or development programs.

   The Fund's investment objective, policy and restrictions as described above are fundamental and may not be changed without shareholder approval. The Fund's other policies and investment strategies are not fundamental and may be changed without shareholder approval. The Fund is permitted to invest in foreign issuers to the extent that the investments meet the Fund's primary investment objective. The Fund does not currently own any warrants and does not intend to own any warrants in excess of 5% of the Fund's net asset value.
   In view of the Fund's investment objective of capital appreciation, with income as a secondary objective, the Fund intends to purchase securities for long-term or short-term profits, as appropriate. Securities will be disposed of in situations where, in management's opinion, such potential is no longer feasible or the risk of decline in the market price is too great. Therefore, in order to achieve the Fund's objectives, the purchase and sale of securities will be made without regard to the length of time the security is to be held. Portfolio turnover rates for the years ended December 31, 1998 and 1997 were 101.1% and 103.1%, respectively. A 100% annual turnover rate would occur if all of a Fund's securities were replaced one time during a period of one year. In addition, higher portfolio turnover rates can result in corresponding increases in brokerage commissions.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------
   It is the policy of the Fund when purchasing and selling portfolio securities to obtain the highest possible price on sales and the lowest possible price on purchases of securities, consistent with the best execution of portfolio transactions. Amway Management Company, the ("Investment Advisor"), or Ark Asset Management Co., Inc. ("Sub-Advisor") will select the brokers and resulting allocation of brokerage commission; but, the Investment Advisor's practice is subject to review by the Board of Trustees of the Fund, which has the primary responsibility in this regard, and must be consistent with the policies stated above.
   The Investment Advisor and Sub-Advisor, in effecting purchases and sales of portfolio securities for the account of the Fund, will implement the Fund's policy of seeking best execution of orders, which includes best net prices. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity, and nature of each firm's professional services which include execution, clearance procedures, wire service quotations, research information, statistical, and other services provided to the Fund, Advisor, and the Sub-Advisor. Any research benefits derived by the Sub-Advisor are available to all clients of the Sub-Advisor. Since research information, statistical, and other services are only supplementary to the research efforts of the Sub-Advisor and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce expenses.
   Also, subject to the policy of seeking best price and execution of orders, certain Fund expenses may be paid through the use of directed brokerage commissions. While the Sub-Advisor will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Directors of the Fund.
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                                AMWAY MUTUAL FUND

   During the years ended December 31, 1998, 1997, and 1996, the Fund paid total brokerage commissions on purchase and sale of portfolio securities of $358,825, $301,990, and $250,136, respectively. Tranactions in the amount of $58,297,046, involving commissions of approximately $59,629, were directed to brokers because of research services provided during 1998.
   The Sub-Advisor furnishes investment advice to other clients. The other accounts may also make investments in the same investment securities and at the same time as the Fund. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated as to amount and price in a manner considered equitable to each, so that each receives, to the extent practicable, the average price of such transactions, which may or may not be beneficial to the Fund. The Board of Trustees of the Fund believes that the benefits of the Sub-Advisor's organization outweigh any limitations that may arise from simultaneous transactions.
   The Fund may acquire securities of brokers who execute the Fund's portfolio transactions. As of December 31, 1998, the Fund owned no such securities.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------
   Amway Corporation indirectly, as of December 31, 1998, owned 1,163,238 shares, or 4.6%, of the outstanding shares of the Fund. Jay Van Andel and Richard M. DeVos are controlling persons of Amway Corporation since they own, together with their spouses, substantially all of its outstanding securities. Amway Corporation is a Michigan manufacturer and direct selling distributor of home care and personal care products. Jay Van Andel owns all the outstanding securities of JVA Properties Corporation, the General Partner for JVA Enterprises Limited Partnership, which owns, as of December 31, 1998, 5,284,480.693 shares, or 21.1%, of the outstanding shares of the Fund. The Jay and Betty Van Andel Foundation, as of December 31, 1998 owns 1,841,212.307 shares, or 7.3%, of the outstanding shares of the Fund. No other person is known by the Fund to own of record or beneficially 5% or more of the Fund's shares.
   As noted above, Jay Van Andel together with his spouse beneficially owns more than 25% of the Fund's voting securities. Accordingly, he may be deemed to control the Fund.

OFFICERS AND TRUSTEES OF THE FUND
--------------------------------------------------------------------------------
   The business affairs of the fund are managed and under the direction of the Board of Trustees. The following are the Officers and Trustees of the Fund or the Advisor or both, together with their principal occupations during the past five years:

                                                                                                  TRUSTEES
NAME AND ADDRESS               AGE         OFFICE HELD               PRINCIPAL OCCUPATION        COMPENSATION

Richard A. DeWitt              85    Trustee of the Fund       President, DeWitt Land and             $5,000
10001 Buttonwood Way                                           Cattle Company (investments
Tequesta, Florida                                              in land and cattle)
33469

Allan D. Engel*                46    Trustee, Vice President,  Sr. Manager, Financial                 $5,000
7575 Fulton Street East              Secretary and Assistant   Projects Amway Corporation
Ada, Michigan                        Treasurer of the Fund;
49355-7150                           Director, President,
                                     and Secretary of the
                                     Investment Advisor.

Donald H. Johnson              68    Trustee of the Fund       Retired, Former Vice                   $5,000
19017 Vintage Trace Circle                                     President-Treasurer, SPX
Fort Myers, Florida                                            Corporation (Designs,
33912                                                          manufactures and markets
                                                               products and services for the
                                                               motor vehicle industry), 1986
                                                               to 1994.

Walter T. Jones                57    Trustee of the Fund       Retired, Former Senior Vice            $5,000
936 Sycamore Ave.                                              President-Chief Financial
Holland, Michigan                                              Officer, Prince Corporation
49424


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


                                AMWAY MUTUAL FUND


                                                                                                  TRUSTEES
NAME AND ADDRESS              AGE         Office Held                PRINCIPAL OCCUPATION        COMPENSATION
James J. Rosloniec*           54   Trustee, President and      Vice President-Audit and               $5,000
7575 Fulton Street East            Treasurer of the Fund;      Control, Amway Corporation,
Ada, Michigan                      and Director,               1991 to present.
49355-7150                         Vice-President and
                                   Treasurer of the
                                   Investment Advisor.
Richard E. Wayman             64   Trustee of the Fund         Retired, Former Finance                $4,500
24578 Rutherford                                               Director, Amway Corporation,
Ramona, California                                             1976 to 1996
92065



   *These Trustees are interested persons under the Investment Company Act of 1940, as amended.
   All Officers and certain Trustees of the Fund and the Investment Advisor are affiliated with Amway Corporation. The Officers serve without compensation from the Fund. Fees paid to all Trustees during the year ended December 31, 1998, amounted to $29,500. Under the Advisory Contracts, the Investment Advisor pays the fees of the Trustees of the Fund. The Trustees and Officers of the Fund owned, as a group, less than 1% of the outstanding shares of the Fund. The Advisor also serves as the Fund's principal underwriter (see "Distribution of Shares").

INVESTMENT ADVISOR AND OTHER SERVICES
--------------------------------------------------------------------------------
   The Fund has entered into an Advisory and Service Contract ("Contract") with Amway Management Company (the "Investment Advisor"). Under the Contract, the Investment Advisor provides investment advice and manages on a regular basis the investment portfolio of the Fund, subject to the direction of the Board of Trustees of the Fund, and to provisions of the Fund's current Prospectus; to furnish for the use of the Fund, office space and all necessary office facilities, equipment, and personnel for servicing the investments of the Fund; and (with certain specific exceptions) administers its affairs and pays the salaries and fees of all Officers and Trustees of the Fund. Amway Corporation provides the Investment Advisor with employee services on a contractual basis. The Investment Advisor has served the Fund in that capacity since 1971.
   The Investment Advisor shall be permitted to enter into an agreement with another advisory organization (sub-advisor) whereby the sub-advisor will provide the investment advice and services required to manage the Fund's investment portfolio as provided for in the Contract.
   Under the Contract, the Fund will pay all its expenses other than those expressly stated to be payable by the Investment Advisor, which expenses payable by the Fund include, without implied limitation, (i) registration of the Fund under the Investment Company Act of 1940; (ii) commissions, fees, and other expenses connected with the purchase or sale of securities; (iii) auditing, accounting, and legal expenses; (iv) taxes and interest; (v) government fees;
(vi) expenses of issue, sale, repurchase, and redemption of shares; (vii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors; (viii) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefore; (ix) fees and expenses related to the determination of the Fund's net asset value; (x) insurance expenses; (xi) association membership dues; (xii) fees, expenses, and disbursements of custodians and sub-custodians for all services to the Fund (including without limitation safekeeping of funds and securities, and keeping of books and accounts); (xiii) fees, expenses, and disbursement of transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars for all services to the Fund; and (xiv) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims, and the obligation of the Fund to indemnify its Directors and Officers with respect thereto.
   The Fund pays the Advisor a fee for management and investment advisory services on an annual basis of 0.55% on the first $100 million of average daily net assets of the Fund, 0.50% on the next $50 million in assets, and 0.45% on the next $50 million in assets. When the Fund's assets reach $200 million the rate would be 0.50% on assets up to $200 million and 0.45% on assets in excess of $200 million, so long as the Fund continued to have at least $200 million in assets. The fee is computed daily and paid quarterly. The advisory fees paid by the Fund to the Investment Advisor during the years ended December 31, 1998, 1997, and 1996, were $864,715, $727,102, and $524,637, respectively.

                                AMWAY MUTUAL FUND


   Jay Van Andel and Richard M. DeVos are controlling persons of the Investment Advisor, since they own, together with their spouses, substantially all of the outstanding securities of Amway Corporation, which in turn indirectly owns all of the outstanding securities of the Investment Advisor.
   A Sub-Advisory Agreement has been entered into between the Investment Advisor and Ark Asset Management Co., Inc., One New York Plaza, 29th Floor, New York, NY 10004 (Sub-Advisor). Under the Sub-Advisory Agreement, the Advisor employs the Sub-Advisor to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Advisor, the Board of Directors of the Fund, and to the provisions of the Fund's current Prospectus. The Sub-Advisor will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account, except when otherwise specifically directed by the Fund or the Advisor. The fees paid by the Investment Advisor to the Sub-Advisor during the years ended December 31, 1998, 1997, and 1996, were $702,560, $594,901, and
$428,905, respectively.
   The Fund has entered into an agreement with DST Systems, Inc. ("DSTS") whereby DSTS provides a portfolio accounting and information system for portfolio management for the maintenance of records and processing of information which is needed daily in the determination of the net asset value of the Fund. Currently, this expense amounts to approximately $2,500 per month.

TRANSFER AGENT
--------------------------------------------------------------------------------
   Under a separate contract, the functions of the Transfer Agent and Shareholder Servicing Agent for the Fund's Class R Shares are performed by Amway Management Company, Ada, Michigan.
   In return for these services, the Fund pays the Transfer Agent and Shareholder Servicing Agent, a fee at the annual rate of 0.35% of the Fund's average daily net assets which are attributable to Class R.

CUSTODIAN
--------------------------------------------------------------------------------
   The portfolio securities of the Fund are held, pursuant to a Custodian Agreement, by Northern Trust Company, 50 South LaSalle, Chicago, Illinois, as Custodian. The Custodian performs no managerial or policymaking functions for the Fund.

AUDITORS
--------------------------------------------------------------------------------
   BDO Seidman, LLP, 99 Monroe Avenue, N.W., Suite 800, Grand Rapids, Michigan, are the independent certified public accountants for the Fund. Services include an annual audit of the Fund's financial statements, tax return preparation, and review of certain filings with the SEC.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is generally made at the close of business of the New York Stock Exchange, 4:00 P.M. Eastern time, on each business day on which that Exchange is open. Shares will not be priced on national holidays or other days on which the New York Stock Exchange is closed for trading.
   The Fund's investments are generally valued at current market value. If market quotations are not readily available, the Fund's investments will be valued at fair value as determined by the Fund's Board of Trustees.

PURCHASE OF SHARES
--------------------------------------------------------------------------------
   Class R Shares are offered to tax-exempt retirement and benefit plans of Amway Corporation and its affiliates. There are no minimum investment requirements for shares of Class R. Participants in the tax-exempt retirement and benefits plans of Amway Corporation and its affiliates should contact the Plan Administrator for information about particular procedures or requirements which may apply to Plan Participants.
   All purchases will be made at the Net Asset Value per share net calculated after the Fund receives your investment and application in proper form.


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                                AMWAY MUTUAL FUND

HOW SHARES ARE REDEEMED
--------------------------------------------------------------------------------
   The Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form.
   Payment for redeemed shares is normally made by check and mailed within three days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its net assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.
   The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day periods, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.
   Participants in the tax-exempt retirement and benefit plans of Amway Corporation and its affiliates should contact the Plan Administrator for information about particular redemption procedures or requirements which may apply to Plan Participants.

FEDERAL INCOME TAX
--------------------------------------------------------------------------------
   The Fund will make distributions of ordinary income and capital gains that will relieve the Fund of all federal income taxes.
   Shares of Class R will be held by the qualified retirement and benefit plans of Amway Corporation and its affiliates ("the plans") for the benefit of plan participants. The plans do not pay federal income taxes. Plan participants should consult the plans' governing documents, and their own tax ADVISORS, for information about the tax consequences associated with participating in the plans.

INVESTMENT PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
   Following is the average annual total return percentages for one, five and ten years for the Fund for annual periods ended December 31, 1998 for Class A. The investment performance of Class R is expected to be substantially similar to Class A because both Classes invest in the same portfolio of securities and investment performance will differ only to the extent that the classes do not have the same expenses. The estimated expenses for Class R, which are lower than the expenses for Class A, are disclosed in the Fee Expense Table.


   AVERAGE ANNUAL TOTAL
   RETURN FOR THE PERIODS             PAST            PAST           PAST
   ENDED DECEMBER 31, 1998          1 YEAR         5 YEARS       10 YEARS
   -----------------------------------------------------------------------------

   AMWAY*                           10.17%          15.36%        15.93%
   RUSSELL 1000 VALUE               15.63%          20.85%        17.39%
   S&P 500                          28.58%          24.06%        19.21%

   *Ark Asset Management Company has been subadvisor since May 1, 1995. Since that time, the Fund's average annual total return has been 22.1%. Also, the S&P 500's and the Russell 1000 Value's average annual total return has been 29.3% and 25.9%, respectively.

                                AMWAY MUTUAL FUND


   The S&P 500 Index represents an unmanaged index generally representative of the U.S. stock market. The Value Index represents a composite of value stocks representative of the Fund's investment objectives and strategies which is compiled independently by the Frank Russell Companies. Neither index is impacted by Fund operating expenses.
   As will all mutual funds, past performance is not a prediction of future results.

REPORTS TO SHAREHOLDERS AND ANNUAL ANDIT
--------------------------------------------------------------------------------
   The Fund's year begins on January 1 and ends on December 31. At least semiannually, the shareholders of the Fund receive reports, pursuant to applicable laws and regulations, containing financial information. The annual shareholders report is incorporated by reference into the Statement of Additional Information. The cost of printing and distribution of such reports to shareholders is borne by the Fund.
   At least once during each year, the Fund is audited by independent certified public accountants appointed by resolution of the Board and approved by the shareholders. The fees and expenses of the auditors are paid by the Fund.
   The financial statements for the Fund are contained in the Fund's 1998 Annual Report to Shareholders along with additional information about the performance of the Fund, which is incorporated herein by reference and may be obtained by writing or calling the Fund or your Plan Administrator.

AMWAY MUTUAL FUND
(a Series of Amway Mutual Fund Trust)
7575 Fulton Street East
Ada, Michigan, 49355-7150
(616) 787-6288
(800) 346-2670


Printed in U.S.A

     Amway
     Mutual
     Fund

                                     CLASS R

                                  Statement of
                             Additional Information





                                  APRIL , 1999







                             AMWAY MUTUAL FUND LOGO

                                AMWAY MUTUAL FUND
                                    FORM N-1A


                                     PART C

                                OTHER INFORMATION

ITEM 23.        Exhibits

                (a)   DECLARATION OF TRUST

                           The Declaration of Trust for Amway Mutual Fund Trust
                      (a Delaware Trust) is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 44, Part C, Pages C-7 through C-35, as filed on April 28, 1998.

                (b)   BY-LAWS

                           The By-Laws of Amway Mutual Fund Trust (a Delaware
                      trust), are incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 43, Part C, Pages C-83 through C-97, as filed on February 27, 1998.

                (c)   INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

                           Reference is made to the Declaration of Trust,
                      Exhibit 23(a), including, in particular, Article III (Units) and Article V (Unitholders Voting Powers and Meetings), and to the By-Laws, Exhibit 23(b), including, in particular, Article II (Meetings of Shareholders) and
                      Article V (Inspection of Records and Reports) which are incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 44, Part C, Pages C-13 through C-17, and Pages C-25 through C-26, respectively, as filed on April 28, 1998 and to Post Effective Amendment No. 43, Part C, Pages C-83 through C-97, as filed on February 27, 1998.

                (d)   INVESTMENT ADVISORY CONTRACT

                      (1) ADVISORY AND SERVICE CONTRACT BETWEEN AMWAY MUTUAL FUND AND AMWAY MANAGEMENT COMPANY

                               The Advisory and Service Contract between Amway
                           Mutual Fund Trust and Amway Management Company is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 44, Pages C-37 through C-39, as filed on April 28, 1998.

                      (2)  SUB-ADVISORY AGREEMENT

                               The Sub-Advisory Agreement between Amway
                           Management Company and ARK Asset Management Company, Inc. is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 44, Pages C-40 through C-42, as filed on April 28, 1998.


                                    - C-1 -

                                AMWAY MUTUAL FUND
                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.        Exhibits (Continued)

                      (e) PRINCIPAL UNDERWRITER AGREEMENT BETWEEN AMWAY MUTUAL FUND AND AMWAY MANAGEMENT COMPANY

                                    The Principal Underwriter Agreement between
                             Amway Mutual Fund Trust and Amway Management
                             Company is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 43, Pages C-78 through C-88, as filed on February 27, 1998.

                      (F)     BONUS OR PROFIT SHARING CONTRACTS

                                    There are no bonus or profit sharing
                             contracts for the Board of Trustees.

                      (g)    CUSTODIAN AGREEMENT

                                    The Custody Agreement between Amway Mutual
                             Fund Trust and Northern Trust Company is included on Pages C-14 through C-35.

                      (h)    OTHER MATERIAL CONTRACTS

                             (1) TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT BETWEEN AMWAY MUTUAL FUND. AND AMWAY MANAGEMENT COMPANY

                                        The Class A Transfer Agency and Dividend
                                    Disbursing Agency Agreement between Amway
                                    Mutual Fund Trust and Amway Management
                                    Company is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 44, Pages C-50 through C-51, as filed on April 28, 1998, and the Class R Transfer Agent and Shareholder Services Agreement between Amway Mutual Fund Trust and Amway Management Company is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 45, Pages C-8 through C-14, as filed on September 2, 1998.

                               (2)    COMMON-RECORDS AGREEMENT AMONG AMWAY
                                      MUTUAL FUND AND AMWAY MANAGEMENT
                                      COMPANY

                                        The Common-Records Agreement between
                                    Amway Mutual Fund and Amway Management
                                    Company is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 44, Page C-52, as filed on April 28, 1998.






                                    - C-2 -

                                AMWAY MUTUAL FUND
                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.        Exhibits (Continued)

                             (3)    PORTFOLIO ACCOUNTING AND RESEARCH
                                    INFORMATION SYSTEM

                                        The Portfolio Accounting and Research
                                    Information System Agreement between Amway
                                    Management Company and DST Securities, Inc.
                                    is incorporated by reference to the
                                    Registration Statement under the Securities
                                    Act of 1933, Post Effective Amendment No.
                                    41, Part C, Pages C-122 through C-147, as filed on March 1, 1996 and an Amendment which is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 44, Part C, Pages C-53 through C-56, as filed on April 28, 1998.

                      (i)    LEGAL OPINION

                                    The legal opinion for Class A is
                             incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 44, Part C, Page C-57, as filed on April 28, 1998 and the legal opinion for Class R is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 45, Part C, Page C-15, as filed on September 2, 1998.

                      (j)    OTHER OPINIONS

                                    The Consent of Independent Certified Public
                             Accountants is included on Page C-36. There are no other opinions, appraisals or rulings, and related consents relied on in preparing the registration statement and required by Section 7 of the Securities Act.

                      (k)    OMITTED FINANCIAL STATEMENTS

                                    The Annual Report for Amway Mutual Fund is
                             included on Pages C-37 through C-50.


                      (L)     INITIAL CAPITAL AGREEMENTS

                                    There are no agreements or understandings
                             made in consideration for providing the initial capital between or among the Fund, the Underwriter, Advisor, Promoter or initial shareholders.


                                    - C-3 -

                                AMWAY MUTUAL FUND
                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.        Exhibits (Continued)


                      (m)    12B-1 PLAN FOR DISTRIBUTION

                                    The 12b-1 Plan for Distribution between
                             Amway Mutual Fund Trust and Amway Management
                             Company is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No.44, Part C, Pages C-58 and C-61, as filed on April 28, 1998.

                      (n)    FINANCIAL DATA SCHEDULE

                                    Financial Data Schedule meeting the
                             requirement of Rule 483 under the Securities Act is included on Pages C-51 through C-54.


                      (o)    RULE 18F-3

                                    The Rule 18f-3 Plan of Amway Mutual Fund is
                             incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 45, Part C, Pages C-16 through C-17, as filed on September 2, 1998.









                                    - C-4 -

                                AMWAY MUTUAL FUND
                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION


                                             LOCATION IN REGISTRATION STATEMENT


                                                                      Part C
                                                                     PAGE NO.

ITEM 24.      Persons Controlled by
              or under Common Control                                  C-6
              with the Fund

ITEM 25.      Indemnification                                          C-6

ITEM 26.      Business and Other
              Connections of                                           C-6
              Investment Advisor

ITEM 27.      Principal Underwriter                                    C-7

ITEM 28.      Location of Accounts
              and Records                                              C-7

ITEM 29.      Management Services                                      C-7

ITEM 30.      Undertakings                                             C-7











                                    - C-5 -

                               .AMWAY MUTUAL FUND
                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION


ITEM 24. Persons Controlled by or under Common Control with the Fund.

                  Amway Corporation indirectly owns all of the outstanding shares of Amway Investment, Inc., WHICH,, as of December 31, 1998, owned 1,163,238 shares, or 4.6%, of the outstanding shares of the Fund. Jay Van Andel and Richard M. DeVos are controlling persons of Amway Corporation since they own, together with their spouses, substantially all of its outstanding securities.

                  Jay Van Andel owns all the outstanding securities of JVA Properties Corporation, the General Partner for JVA Enterprises Limited Partnership, which owns, as of December 31, 1998, 284,480.693 shares, or 21.1%, of the outstanding shares of the Fund. The Jay and Betty Van Andel Foundation, as of December 31, 1998, owns 1,841,212.307 shares, or 7.3%, of the outstanding shares of the Fund. Accordingly, Jay Van Andel, together with his spouse, beneficially owns more than 25% of the Fund's voting securities and he may be deemed to control the Fund.

                  Subsidiaries of Amway Corporation that have transactions with the Fund include Amway Management Company, the Fund's Advisor, Principal Underwriter and Transfer Agent, and Amway Investment, Inc., which has an investment in the Fund as disclosed above.

ITEM 25.          Indemnification

                  Indemnification is covered in Section 9 of the Principal Underwriter Agreement between Amway Mutual Fund and Amway Management Company, which is filed as an exhibit hereto. Also, a Joint Directors and Officers Liability Insurance Policy for Amway Management Company and Amway Mutual Fund. is provided by those entities. The Sixth Article of the Agreement and Declaration of Trust of Amway Mutual Fund, which is filed as an exhibit hereto, provides for indemnification for any person to the extent permitted by law.

ITEM 26.          Business and Other Connections of Investment Advisor.

                  Amway Management Company acts as the investment advisor, principal underwriter, and transfer agent for Amway Mutual Fund and as a servicing agent for the Cash Equivalent Fund.

                  Business histories of each Director and Officer of the Investment Advisor of the Registrant are included on Pages C-8 through C-11.

                  Business histories of the Sub-Advisor for the Registrant and of each of its Directors and Officers are included on Pages C-12 through C-13.

                                    - C-6 -

ITEM 27.          Principal Underwriter

         (a) The principal underwriter, Amway Management Company, acts as such only for Amway Mutual Fund. Listed below is the information required pertaining to the individual Directors and Officers of the principal underwriter. There is no other principal underwriter.

         (b)      Name and Principal                 Positions and Office               Position and Offices
                   BUSINESS ADDRESS                   WITH UNDERWRITER                     WITH REGISTRANT
                  James J. Rosloniec                 Vice President, Treasurer          President, Treasurer
                  7575 Fulton Street, East           and Director                       and Trustee
                  Ada, MI  49355-0001

                  Allan D. Engel                     President, Secretary and           Secretary, Assistant
                  7575 Fulton Street, East           Director                           Treasurer, and Trustee
                  Ada, MI  49355-7150

         (c)      Not Applicable.

ITEM 28.          Location of Accounts and Records

                  With respect to each account, book, or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, all transfer agent and shareholder records are in the custody and control of Amway Management Company, Ada, Michigan, pursuant to the Common Records Agreement Among Amway Mutual Fund and Amway Management Company, all portfolio securities held or in transfer are under the control of the Custodian, Michigan National Bank, Grand Rapids, Michigan; all portfolio security records and brokerage records related thereto are in the custody and control of Amway Management Company, Ada, Michigan, or Ark Asset Management Company, Inc., the Sub-Advisor, pursuant to the Sub-Advisory Agreement; and all remaining records are in the custody and control of Amway Mutual Fund, Ada, Michigan.

ITEM 29.          Management Services

                  Amway Management Company has entered into a contract with DST, Inc. which provides access to a data processing recordkeeping system for stockholder accounting. The system provides and supports remote terminal access to DST facilities for the maintenance of stockholder records, processing of information, and the generation of output with respect thereto. Pursuant to this agreement, Amway Management has paid to DST, including equipment costs, telephone lines, and service fees for the three years ending August 31, 1998, the fiscal year-end, a total of $287,490.

ITEM 30.          Undertakings

                  Not applicable.

                                    - C-7 -

           SCHEDULE RE EDUCATION AND BUSINESS HISTORY - ALLAN D. ENGEL


EDUCATION:

     North High School, Omaha, Nebraska
     Creighton University, Omaha, Nebraska, BSBA 1974
     Creighton University, Omaha, Nebraska, JD 1976

POSITIONS:

     April 18, 1988 continuing, Amway Management Company, 7575 East Fulton Road, Ada, Michigan 49355, President, Secretary and Director.

     October 1991 continuing, Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, Senior Manager-Investments & Real Estate.

     December 1991 continuing, Amway Capital Corp., 7575 East Fulton Road, Ada, Michgian 49355, Vice President, Secretary and Assistant Treasurer.

     December 1991 continuing, H.I., Inc., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, Secretary and Assistant Treasurer.

     December 1991 continuing, Ja-Ri Corporation, 7575 East Fulton Road, Ada, Michigan 49355, Secretary and Assistant Treasurer.

     November 1992 continuing, Amway Export VA, Co., 7575 East Fulton Road, Ada, Michigan 49355, Secretary and Assistant Treasurer.

     December 1992 continuing, Jay and Betty Van Andel Foundation, c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, Secretary and Assistant Treasurer.

     September 1994 continuing, Plaza Towers Corp., 7575 East Fulton Road, Ada, Michigan 49355, Vice President, Secretary, and Director.

     September 1995 continuing, Amway Real Estate Corp., 7575 East Fulton Road, Ada, Michigan 49355, Vice President, Secretary, Assistant Treasurer and Director.

     September 1995 continuing, Auric Corp., 7575 East Fulton Road, Ada, Michigan 49355, Vice President, Secretary and Assistant Treasurer and Director.

     September 1995 continuing, Aviation, Inc., 7575 East Fulton Road, Ada, Michigan 49355, Vice President, Secretary, Assistant Treasurer and Director.

     September 1995 continuing, Emerald Maritime Service, Inc., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, Vice President, Secretary, Assistant Treasurer and Director.

     September 1995 continuing, Enterprise, Inc., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, Vice President, Secretary, Assistant Treasurer and Director..


                                    - C-8 -

           SCHEDULE RE BUSINESS AND EDUCATION HISTORY - ALLAN D. ENGEL

                                       -2-

     September 1995 continuing, Magic Carpet Aviation, 7575 East Fulton Road, Ada, Michigan 49355, Vice President, Secretary, Assistant Treasurer and Director.

     September 1995 continuing, Meadowbrooke Corp., 7575 East Fulton Road, Ada, Michigan 49355, Vice President, Secretary, Assistant Treasurer and Director.

     September 1995 continuing, Peter Island Estate Ltd., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, owns and operates Peter Island Yacht Club, Vice President, Secretary, Assistant Treasurer and Director.

     September 1995 continuing, Ultimate Marketing Corp., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, Vice President, Secretary, Assistant Treasurer and Director.

     February 1998 continuing, Amway Mutual Fund Trust, 7575 East Fulton Road, Ada, Michigan 49355, Vice President, Secretary, Assistant Treasurer and Director.

                                    - C-9 -

         SCHEDULE RE BUSINESS AND EDUCATION HISTORY - JAMES J. ROSLONIEC

EDUCATION:

     Catholic Central High School, Grand Rapids, Michigan
     Davenport College, Grand Rapids, Michigan, AS Degree 1965
     Central Michigan University, Mt. Pleasant, Michigan, BS Degree 1968

POSITIONS:

     1968-1970      Staff Member of C.H. Vannatter, CPA, Grand Rapids, Michigan

     1970-1972      Senior Internal Auditor of Gulf & Western Industries, Inc.,
                    Grand Rapids, Michigan

     1972-1974      Controller of Furniture City Manufacturing (a Gulf & Western
                    subsidiary), Grand Rapids, Michigan

     1974-1979      Manager of Internal Audit of Amway Corporation, Ada,
                    Michigan

     1979-1991      Vice President-Finance and Treasurer of Amway Corporation,
                    Ada, Michigan

     1991-Present   Vice President-Audit and Control of Amway Corporation, Ada,
                    Michigan

     September 18, 1989 continuing, H.I., Inc., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michgian 49355, Vice President and Treasurer.

     December 13, 1991 continuing, Amway Capital Corporation, c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, President and Treasurer.

     December 13, 1991 continuing, Ja-Ri Corporation, c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, Vice President and Treasurer.

     August 31, 1992 continuing, Amway Export DV, Co., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michgian 49355, Treasurer.

     November 12, 1992 continuing, Amway Export VA, Co., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, Vice President, Treasurer and Director.

     December 11, 1992 continuing, Jay and Betty Van Andel Foundation, c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, Treasurer.

     September 1, 1995 continuing, Amway Real Estate Corp., 7575 East Fulton Road, Ada, Michigan 49355, President, Treasurer and Director.

     September 1, 1995 continuing, Auric Corp., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, President, Treasurer and Director.

     September 1, 1995 continuing, Aviation, Inc., 7575 East Fulton Road, Ada, Michigan 49355, President, Treasurer and Director.

                                    - C-10 -

         SCHEDULE RE BUSINESS AND EDUCATION HISTORY - JAMES J. ROSLONIEC

                                                        -2-


     September 1, 1995 continuing, Emerald Maritime Service, Inc., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, President and Director.

     September 1, 1995 continuing, Enterprise, Inc., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, President, Treasurer and Director.

     September 1, 1995 continuing, Magic Carpet Aviation, Inc., 7575 East Fulton Road, Ada, Michigan 49355, President, Treasurer and Director.

     September 1, 1995 continuing, Meadowbrooke Corp., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, President, Treasurer and Director.

     September 1, 1995 continuing, Peter Island Estate Ltd., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, President, Treasurer and Director.

     September 1, 1995 continuing, Ultimate Marketing Corp., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, President, Treasurer and Director.

     February 1998 continuing, Amway Mutual Fund Trust, 7575 East Fulton Road, Ada, Michigan 49355, President, Treasurer and Director..

     PROFESSIONAL ACTIVITIES:

         Member of Advisory Board to the Dean of Business Administration, Central Michigan University

         Board of Directors of the American Cancer Society, Kent County Unit

         Chairman of Development Task Force with American Cancer Society - Michigan Division

         Member of Advisory Board to the Accounting School, Grand Valley State University

         Board of Directors of the Protection Mutual Insurance Co.

         Member of Board at Blythefield Country Club.

                                    - C-11 -

                         ARK ASSET MANAGEMENT CO., INC.
              GROWTH-AT-A-REASONABLE PRICE (GARP) TEAM BIOGRAPHIES

     CLIENT COMMUNICATIONS

     Joseph P. Scanlon, Jr., Managing Director
     B.S., M.B.A., Graduate Assistant-Economics, St John's University (1973) Managing Director, Equity Portfolio Management Services, Ark Asset management Co., Inc. (1989-Present)
     Senior Vice President, Lehman management Co., Inc. (1983-1989)
     Vice President, Director of New Business/Client Servicing, Institutional Investment Division, Citibank (1978-1982)
     Vice President, Director of Marketing, Asset Management Division, Loeb Rhoades & Co., Inc. (1974-1978)

     PORTFOLIO MANAGERS

     C. Charles Hetzel, CFA, Vice-Chairman
     B.S., University of Utah (1963)
     M.B.A., Columbia Graduate School of Business Admin. (1965)
     Vice-Chairman, Ark Asset Management Co., Inc. (1989-Present)
     Vice-Chairman, Lehman Management Co., Inc. (1985-1989)
     President, The Lehman Corporation
     Vice-Chairman, The Lehman Investors Fund, Inc. (1984-1985)
     Executive Vice President & Director, Lehman Management Co., Inc.
     (1974-1984)
     Managing Director, Lehman Brothers, Executive Vice President & Director, The One William Street Fund (1973-1984) Vice President & Director of Research, The Lehman Corporation (1970-1973) Security Analyst, The Lehman Corporation (1965-1970)

     John E. Bailey, CFA, Managing Director
     B.A., University of Pennsylvania (1973-1976)
     M.B.A., Harvard Business School (1978-1980)
     Managing Director, Ark Asset Asset Management Co., Inc. (1993-Present) Equity Portfolio Manager, Managing Partner (Pasadena Office), Loomis, Sayles (1984-1993)
     Equity Portfolio Manager, First Pacific Advisors (1980-1983)
     Lending Representative, National Bank of North America (1976-1978)


                                    - C-12 -

                         ARK ASSET MANAGEMENT CO., INC.
              GROWTH-AT-A-REASONABLE PRICE (GARP) TEAM BIOGRAPHIES

                                       -2-

     PORTFOLIO MANAGERS

     Steven M. Steiner, Managing Director
     B.S., Pennsylvania State University (1965)
     M.B.A., Northwestern Graduate School of Management (1966)
     Managing Director, Ark Asset Management Co., Inc. (1990-Present) Managing Director, Equitable Capital management Corp. (1986-1990) Managing Director, Equitable Investment Management Corp. (1981-1986) Portfolio Manager, Neuberger & Berman (1981)
     Vice President, Equitable Life (1969-1980)
     1st Lieutenant, U.S. Army (1966-1968)

     William G. Steuernagel, CFA, Managing Director
     B.S., M.B.A., Boston University (1972)
     Managing Director, Ark Asset Management Co., Inc. (1993-Present)
     Senior Manager & Portfolio Manager, Ark Asset Management Co., Inc. (1989-1993)
     First Vice President & Analyst/Portfolio Manager, Lehman Management Co., Inc. (1988-1989)
     Vice President & Analyst/Portfolio Manager, Butler Capital (1987-1988) First Vice President & Security Analyst, Lehman Management Co., Inc. (1983-1987)
     Senior Investment Officer, Mellon Bank East (1972-1983)

     James G. Pontone, Senior Manager
     B.A., Skidmore College (1982)
     M.B.A., New York University, Stern School of Business (1989)
     Portfolio Manager, Ark Asset Management Co., Inc. (1995-Present)
     Portfolio Manager/Analyst, Mitchell Hutchins Institutional Investors (1994) Vice President, Mitchell Hutchins Institutional Investors (1992-1994) Associate, Morgan Stanley Asset Management (1991-1992)
     Assistant Trader, Spear, Leeds & Kellogg, Inc. (1986-1987)
     Investment Executive, Paine Webber, Inc. (1985-1986)
     Registered Representative, Merrill Lynch & Co. (1983-1985)





                                    - C-13 -

                                CUSTODY AGREEMENT


         AGREEMENT dated as of December 1, 1998, between Amway Mutual Fund, a business trust organized under the laws of the State of Delaware, having its principal office and place of business at 7575 Fulton Street East, Ada, Michigan 49355 (the "Fund"), and THE NORTHERN TRUST COMPANY (the "Custodian"), an Illinois company with its principal place of business at 50 South LaSalle Street, Chicago, Illinois 60675.

                              W I T N E S S E T H:

         That for and in consideration of the mutual promises hereinafter set forth, the Fund and the Custodian agree as follows:


1.       DEFINITIONS.

         Whenever used in this Agreement or in any Schedules to this Agreement, the following words and phrases, unless the context otherwise requires, shall have the following meanings:

         (a) "Articles of Incorporation " shall mean the [Articles of Incorporation] [Declaration of Trust] of the Fund, including all amendments thereto.

         (b) "Authorized Person" shall be deemed to include the Chairman of the Board of Directors, the President, and any Vice President, the Secretary, the Treasurer or any other person, whether or not any such person is an officer or employee of the Fund, duly authorized by the Board of Directors to give Instructions on behalf of the Fund and listed in the certification annexed hereto as Schedule A or such other certification as may be received by the Custodian from time to time pursuant to Section 18(a).

         (c) "Board of Directors" shall mean the Board of Directors or Trustees of the Fund.

         (d) "Book-Entry System" shall mean the Federal Reserve/Treasury book-entry system for United States and federal agency securities, its successor or successors and its nominee or nominees.

         (e) "Depository" shall mean The Depository Trust Company, a clearing agency registered with the Securities and Exchange Commission under
         Section 17(a) of the Securities Exchange Act of 1934, as amended, its successor or successors and its nominee or nominees, the use of which is hereby specifically authorized. The term "Depository" shall further mean and include any other person named in an Instruction and approved by the Fund to act as a depository in the manner required by Rule 17f-4 of the 1940 Act, its successor or successors and its nominee or nominees.

         (f) "Instruction" shall mean written (including telecopied, telexed, or electronically transmitted in a form that can be converted to print) or oral instructions actually received by the Custodian which the Custodian reasonably believes were given by an Authorized Person. An Instruction shall also include any instrument in writing actually received by the Custodian which the Custodian reasonably believes to be genuine and to be signed by

                                    - C-14 -
         any two officers of the Fund, whether or not such officers are Authorized Persons. Except as otherwise provided in this Agreement, "Instructions" may include instructions given on a standing basis.

         (g) "1940 Act" shall mean the Investment Company Act of 1940, and the Rules and Regulations thereunder, all as amended from time to time.

         (h) "Portfolio" refers to each of the separate and distinct investment portfolios of the Fund which the Fund and the Custodian shall have agreed in writing shall be subject to this Agreement, as identified in Schedule B hereto.

         (i) "Prospectus" shall include each current prospectus and statement of additional information of the Fund with respect to a Portfolio.

         (j) "Shares" refers to the shares of the Fund.

         (k) "Security" or "Securities" shall be deemed to include bonds, debentures, notes, stocks, shares, evidences of indebtedness, and other securities, commodity interests and investments from time to time owned by the Fund and held in a Portfolio.

         (l) "Sub-Custodian" shall mean and include (i) any branch of the Custodian, (ii) any "eligible foreign custodian," as that term is defined in Rule 17f-5 under the 1940 Act, approved by the Fund in the manner required by Rule 17f-5, and (iii) any securities depository or clearing agency, incorporated or organized under the laws of a country other than the United States, which securities depository or clearing agency has been approved by the Fund in the manner required by Rule 17f-5; provided, that the Custodian or a Sub-Custodian has entered into an agreement with such securities depository or clearing agency.

         (m) "Transfer Agent" shall mean the person which performs as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Fund.

2.       APPOINTMENT OF CUSTODIAN.

         (a) The Fund hereby constitutes and appoints the Custodian as custodian of all the Securities and moneys owned by or in the possession of a Portfolio during the period of this Agreement.

         (b) The Custodian hereby accepts appointment as such custodian and agrees to perform the duties thereof as hereinafter set forth.

3.       APPOINTMENT AND REMOVAL OF SUB-CUSTODIANS.

         (a) The Custodian may appoint one or more Sub-Custodians to act as Depository or Depositories or as sub-custodian or sub-custodians of Securities and moneys at any time held in any Portfolio, upon the terms and conditions specified in this Agreement. The Custodian shall oversee the maintenance by any Sub-Custodian of any Securities or moneys of any Portfolio.

                                    - C-15 -

         (b) The Agreement between the Custodian and each Sub-Custodian described in clause (ii) or (iii) of Section 1(l) and acting hereunder shall contain the provisions required by Rule 17f-5 under the 1940 Act.

         (c) Prior to the Custodian's use of any Sub-Custodian described in clause (ii) or (iii) of Paragraph 1(l), the Fund must approve such Sub-Custodian in the manner required by Rule 17f-5 and provide the Custodian with satisfactory evidence of such approval.

         (d) The Custodian shall promptly take such steps as may be required to remove any Sub-Custodian that has ceased to be an "eligible foreign custodian" or has otherwise ceased to meet the requirements under Rule 17f-5. If the Custodian intends to remove any Sub-Custodian previously approved by the Fund pursuant to paragraph 3(c), and the Custodian proposes to replace such Sub-Custodian with a Sub-Custodian that has not yet been approved by the Fund, it will so notify the Fund and provide it with information reasonably necessary to determine such proposed Sub-Custodian's eligibility under Rule 17f-5, including a copy of the proposed agreement with such Sub-Custodian. The Fund shall at the meeting of the Board of Directors next following receipt of such notice and information determine whether to approve the proposed Sub-Custodian and will promptly thereafter give written notice of the approval or disapproval of the proposed action.

         (e) The Custodian hereby warrants to the Fund that in its opinion, after due inquiry, the established procedures to be followed by each Sub-Custodian (that is not a foreign securities depository or clearing agency) in connection with the safekeeping of property of a Portfolio pursuant to this Agreement afford protection for such property not materially different from that afforded by the Custodian's established safekeeping procedures with respect to similar property held by it in Chicago, Illinois.

4.       USE OF SUB-CUSTODIANS.

         With respect to property of a Portfolio which is maintained by the Custodian in the custody of a Sub-Custodian pursuant to Section 3:

         (a) The Custodian will identify on its books as belonging to the particular Portfolio any property held by such Sub-Custodian.

         (b) In the event that a Sub-Custodian permits any of the Securities placed in its care to be held in an eligible foreign securities depository, such Sub-Custodian will be required by its agreement with the Custodian to identify on its books such Securities as being held for the account of the Custodian as a custodian for its customers.

         (c) Any Securities held by a Sub-Custodian will be subject only to the instructions of the Custodian or its agents; and any Securities held in an eligible foreign securities depository for the account of a Sub-Custodian will be subject only to the instructions of such Sub-Custodian.

         (d) The Custodian will only deposit property of a Portfolio in an account with a Sub-Custodian which includes exclusively the assets held by the Custodian for its customers, and will cause such account to be designated by such Sub-Custodian as a special custody account for the exclusive benefit of customers of the Custodian.

                                    - C-16 -

5.       COMPENSATION.

         (a) The Fund will compensate the Custodian for its services rendered under this Agreement in accordance with the fees set forth in the Fee Schedule annexed hereto as Schedule C and incorporated herein. Such Fee Schedule does not include out-of-pocket disbursements of the Custodian for which the Custodian shall be entitled to bill separately; provided that out-of-pocket disbursements may include only the items specified in Schedule C.

         (b) If the Fund requests that the Custodian act as Custodian for any Portfolio hereafter established, at the time the Custodian commences serving as such for said Portfolio, the compensation for such services shall be reflected in a fee schedule for that Portfolio, dated and signed by an officer of each party hereto, which shall be attached to or otherwise reflected in Schedule C of this Agreement.

         (c) Any compensation agreed to hereunder may be adjusted from time to time by attaching to Schedule C, or replacing Schedule C with, a revised Fee Schedule, dated and signed by an officer of each party hereto.

         (d) The Custodian will bill the Fund for its services to each Portfolio hereunder as soon as practicable after the end of each calendar quarter, and said billings will be detailed in accordance with the Fee Schedule for the Fund. The Fund will promptly pay to the Custodian the amount of such billing. The Custodian shall have a claim of payment against the property in each Portfolio for any compensation or expense amount owing to the Custodian in connection with such Portfolio from time to time under this Agreement.

         (e) The Custodian (not the Fund) will be responsible for the payment of the compensation of each Sub-Custodian.

6.       CUSTODY OF CASH AND SECURITIES

         (a) RECEIPT AND HOLDING OF ASSETS. The Fund will deliver or cause to be delivered to the Custodian and any Sub-Custodians all Securities and moneys of any Portfolio at any time during the period of this Agreement and shall specify the Portfolio to which the Securities and moneys are to be specifically allocated. The Custodian will not be responsible for such Securities and moneys until actually received by it or by a Sub-Custodian. The Fund may, from time to time in its sole discretion, provide the Custodian with Instructions as to the manner in which and in what amounts Securities, and moneys of a Portfolio are to be held on behalf of such Portfolio in the Book-Entry System or a Depository. Securities and moneys of a Portfolio held in the Book-Entry System or a Depository will be held in accounts which include only assets of Custodian that are held for its customers.

         (b) ACCOUNTS AND DISBURSEMENTS. The Custodian shall establish and maintain a separate account for each Portfolio and shall credit to the separate account all moneys received by it or a Sub-Custodian for the account of such Portfolio and shall disburse, or cause a Sub-Custodian to disburse, the same only:


                                    - C-17 -

              1. In payment for Securities purchased for the Portfolio, as provided in Section 7 hereof;

              2. In payment of dividends or distributions with respect to the Shares of such Portfolio, as provided in Section 11 hereof;

              3. In payment of original issue or other taxes with respect to the Shares of such Portfolio, as provided in Section 12(c) hereof;

              4. In payment for Shares which have been redeemed by such Portfolio, as provided in Section 12 hereof;

              5. In payment of fees and in reimbursement of the expenses and liabilities of the Custodian attributable to the Fund, as provided in Sections 5 and 16(h) hereof;

              6. Pursuant to Instructions setting forth the name of the Portfolio and the name and address of the person to whom the payment is to be made, the amount to be paid and the purpose for which payment is to be made.

         (c) FAIL FLOAT. In the event that any payment made for a Portfolio under this Section 6 exceeds the funds available in that Portfolio's account, the Custodian or relevant Sub-Custodian, as the case may be, may, in its discretion, advance the Fund on behalf of that Portfolio an amount equal to such excess and such advance shall be deemed an overdraft from the Custodian or such Sub-Custodian to that Portfolio payable on demand, bearing interest at the rate of interest customarily charged by the Custodian or such Sub-Custodian on similar overdrafts.

         (d) CONFIRMATION AND STATEMENTS. At least monthly, the Custodian shall furnish the Fund with a detailed statement of the Securities and moneys held by it and all Sub-Custodians for each Portfolio. Where securities purchased for a Portfolio are in a fungible bulk of securities registered in the name of the Custodian (or its nominee) or shown on the Custodian's account on the books of a Depository, the Book-Entry System or a Sub-Custodian, the Custodian shall maintain such records as are necessary to enable it to identify the quantity of those securities held for such Portfolio. In the absence of the filing in writing with the Custodian by the Fund of exceptions or objections to any such statement within 60 days after the date that a material defect is reasonably discoverable, the Fund shall be deemed to have approved such statement; and in such case or upon written approval of the Fund of any such statement the Custodian shall, to the extent permitted by law and provided the Custodian has met the standard of care in Section 16 hereof, be released, relieved and discharged with respect to all matters and things set forth in such statement as though such statement had been settled by the decree of a court of competent jurisdiction in an action in which the Fund and all persons having any equity interest in the Fund were parties.

         (e) REGISTRATION OF SECURITIES AND PHYSICAL SEPARATION. All Securities held for a Portfolio which are issued or issuable only in bearer form, except such Securities as are held in the Book-Entry System, shall be held by the Custodian or a Sub-Custodian in that form; all other Securities held for a Portfolio may be registered in the name of that Portfolio, in the name of any duly appointed registered nominee of the Custodian or a Sub-Custodian as the Custodian or such Sub-Custodian may from time to time determine,

                                    - C-18 -
         or in the name of the Book-Entry System or a Depository or their successor or successors, or their nominee or nominees. The Fund reserves the right to instruct the Custodian as to the method of registration and safekeeping of the Securities. The Fund agrees to furnish to the Custodian appropriate instruments to enable the Custodian or any Sub-Custodian to hold or deliver in proper form for transfer, or to register in the name of its registered nominee or in the name of the Book-Entry System or a Depository, any Securities which the Custodian of a Sub-Custodian may hold for the account of a Portfolio and which may from time to time be registered in the name of a Portfolio. The Custodian shall hold all such Securities specifically allocated to a Portfolio which are not held in the Book-Entry System or a Depository in a separate account for such Portfolio in the name of such Portfolio physically segregated at all times from those of any other person or persons.

         (f) SEGREGATED ACCOUNTS. Upon receipt of an Instruction, the Custodian will establish segregated accounts on behalf of a Portfolio to hold liquid or other assets as it shall be directed by such Instruction and shall increase or decrease the assets in such segregated accounts only as it shall be directed by subsequent Instruction.

         (g) COLLECTION OF INCOME AND OTHER MATTERS AFFECTING SECURITIES. Except as otherwise provided in an Instruction, the Custodian, by itself or through the use of the Book-Entry System or a Depository with respect to Securities therein maintained, shall, or shall instruct the relevant Sub-Custodian to:

              1. Collect all income due or payable with respect to Securities in accordance with this Agreement;

              2. Present for payment and collect the amount payable upon all Securities which may mature or be called, redeemed or retired, or otherwise become payable;

              3. Surrender Securities in temporary form for derivative
              Securities;

              4. Execute any necessary declarations or certificates of ownership under the federal income tax laws or the laws or regulations of any other taxing authority now or hereafter in effect; and

              5. Hold directly, or through the Book-Entry System or a Depository with respect to Securities therein deposited, for the account of each Portfolio all rights and similar Securities issued with respect to any Securities held by the Custodian or relevant Sub-Custodian for each Portfolio.

         (h) DELIVERY OF SECURITIES AND EVIDENCE OF AUTHORITY. Upon receipt of an Instruction, the Custodian, directly or through the use of the Book-Entry System or a Depository, shall, or shall instruct the relevant Sub-Custodian to:

              1. Execute and deliver or cause to be executed and delivered to such persons as may be designated in such Instructions, proxies, consents, authorizations, and any other instruments whereby the authority of the Fund as owner of any Securities may be exercised;


                                    - C-19 -

              2. Deliver or cause to be delivered any Securities held for a Portfolio in exchange for other Securities or cash issued or paid in connection with the liquidation, reorganization, refinancing, merger, consolidation or recapitalization of any corporation, or the exercise of any conversion privilege;

              3. Deliver or cause to be delivered any Securities held for a Portfolio to any protective committee, reorganization committee or other person in connection with the reorganization, refinancing, merger, consolidation or recapitalization or sale of assets of any corporation, and receive and hold under the terms of this Agreement in the separate account for each such Portfolio certificates of deposit, interim receipts or other instruments or documents as may be issued to it to evidence such delivery;

              4. Make or cause to be made such transfers or exchanges of the assets specifically allocated to the separate account of a Portfolio and take such other steps as shall be stated in Written Instructions to be for the purpose of effectuating any duly authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of the Fund;

              5. Deliver Securities upon sale of such Securities for the account of a Portfolio pursuant to Section 7;

              6. Deliver Securities upon the receipt of payment in connection with any repurchase agreement related to such Securities entered into on behalf of a Portfolio;

              7. Deliver Securities of a Portfolio to the issuer thereof or its agent when such Securities are called, redeemed, retired or otherwise become payable; provided, however, that in any such case the cash or other consideration is to be delivered to the Custodian or Sub-Custodian, as the case may be;

              8. Deliver Securities for delivery in connection with any loans of securities made by a Portfolio but only against receipt of adequate collateral as agreed upon from time to time by the Custodian and the Fund which may be in the form of cash or obligations issued by the United States Government, its agencies or instrumentalities;

              9. Deliver Securities for delivery as security in connection with any borrowings by a Portfolio requiring a pledge of Portfolio assets, but only against receipt of the amounts borrowed;

              10. Deliver Securities to the Transfer Agent or its designee or to the holders of Shares in connection with distributions in kind, in satisfaction of requests by holders of Shares for repurchase or redemption;

              11. Deliver Securities for any other proper business purpose, but only upon receipt of, in addition to written Instructions, a copy of a resolution or other authorization of the Fund certified by the Secretary of the Fund, specifying the Securities to be delivered, setting forth the purpose for which such delivery is to be made, declaring such purpose to be a proper business purpose, and naming the person or persons to whom delivery of such Securities shall be made.

                                    - C-20 -

         (i) ENDORSEMENT AND COLLECTION OF CHECKS, ETC. The Custodian is hereby authorized to endorse and collect all checks, drafts or other orders for the payment of money received by the Custodian for the account of a Portfolio.

         (j) EXECUTION OF REQUIRED DOCUMENTS. The Custodian is hereby authorized to execute any and all applications or other documents required by a regulatory agency or similar entity as a condition of making investments in the foreign market under such entity's jurisdiction.

7.       PURCHASE AND SALE OF SECURITIES.

         (a) Promptly after the purchase of Securities, the Fund or its designee shall deliver to the Custodian an Instruction specifying with respect to each such purchase: (1) the name of the Portfolio to which such Securities are to be specifically allocated; (2) the name of the issuer and the title of the Securities; (3) the number of shares or the principal amount purchased and accrued interest, if any; (4) the date of purchase and settlement; (5) the purchase price per unit; (6) the total amount payable upon such purchase; and (7) the name of the person from whom or the broker through whom the purchase was made, if any. The Custodian or specified Sub-Custodian shall receive the Securities purchased by or for a Portfolio and upon receipt thereof (or upon receipt of advice from a Depository or the Book-Entry System that the Securities have been transferred to the Custodian's account) shall pay to the broker or other person specified by the Fund or its designee out of the moneys held for the account of such Portfolio the total amount payable upon such purchase, provided that the same conforms to the total amount payable as set forth in such Instruction.

         (b) Promptly after the sale of Securities, the Fund or its designee shall deliver to the Custodian an Instruction specifying with respect to each such sale: (1) the name of the Portfolio to which the Securities sold were specifically allocated; (2) the name of the issuer and the title of the Securities; (3) the number of shares or principal amount sold, and accrued interest, if any; (4) the date of sale; (5) the sale price per unit; (6) the total amount payable to the Portfolio upon such sale; and (7) the name of the broker through whom or the person to whom the sale was made. The Custodian or relevant Sub-Custodian shall deliver or cause to be delivered the Securities to the broker or other person designated by the Fund upon receipt of the total amount payable to such Portfolio upon such sale, provided that the same conforms to the total amount payable to such Portfolio as set forth in such Instruction. Subject to the foregoing, the Custodian or relevant Sub-Custodian may accept payment in such form as shall be satisfactory to it, and may deliver Securities and arrange for payment in accordance with the customs prevailing among dealers in Securities.

         (c) Notwithstanding (a) and (b) above, cash in any of the Portfolios may be invested by the Custodian for short term purposes pursuant to standing Instructions from the Fund.

                                    - C-21 -

8.       LENDING OF SECURITIES.

         If the Fund and the Custodian enter into a separate written agreement authorizing the Custodian to lend Securities, the Custodian may lend Securities pursuant to such agreement. Such agreement must be approved by the Fund in the manner required by any applicable law, regulation or administrative pronouncement, and may provide for the payment of additional reasonable compensation to the Custodian.

9.       INVESTMENT IN FUTURES AND OPTIONS

         The Custodian shall pursuant to Instructions (which may be standing instructions) (i) transfer initial margin to a safekeeping bank or, with respect to options, broker; (ii) pay or demand variation margin to or from a designated futures commission merchant or other broker based on daily marking to market calculations and in accordance with accepted industry practices; and (iii) subject to the Custodian's consent, enter into separate procedural, safekeeping or other agreements with safekeeping banks, futures commission merchants and other brokers pursuant to which such banks and, in the case of options, brokers, will act as custodian for initial margin deposits in transactions involving futures contracts and options. The Custodian shall have no custodial or investment responsibility for any assets transferred to a safekeeping bank, futures commission merchant or broker pursuant to this paragraph.

10.      PROVISIONAL CREDITS AND DEBITS.

         (a) The Custodian is authorized, but shall not be obligated, to credit the account of a Portfolio provisionally on payable date with interest, dividends, distributions, redemptions or other amounts due. Otherwise, such amounts will be credited to the Portfolio on the date such amounts are actually received and reconciled to the Portfolio. In cases where the Custodian has credited a Portfolio with such amounts prior to actual collection and reconciliation, the Fund acknowledges that the Custodian shall be entitled to recover any such credit on demand from the Fund and further agrees that the Custodian may reverse such credit if and to the extent that Custodian does not receive such amounts in the ordinary course of business.

         (b) The Fund recognizes that any decision to effect a provisional credit or an advancement of the Custodian's own funds under this agreement will be an accommodation granted entirely at the Custodian's option and in light of the particular circumstances, which circumstances may involve conditions in different countries, markets and classes of assets at different times. The Fund shall make the Custodian whole for any loss which it may incur from granting such accommodations and acknowledges that the Custodian shall be entitled to recover any relevant amounts from the Fund on demand. All amounts thus due to the Custodian shall be paid by the Fund from the account of the relevant Portfolio unless otherwise paid on a timely basis and in that connection the Fund acknowledges that the Custodian has a continuing lien on all assets of such Portfolio to secure such payments and agrees that the Custodian may apply or set off against such amounts any amounts credited by or due from the Custodian to the Fund. If funds in the Portfolio are insufficient to make any such payment the Fund shall promptly deliver to the Custodian the amount of such deficiency in immediately available funds when and as specified by the Custodian's written or oral notification to the Fund.

                                    - C-22 -

         (c) In connection with the Custodian's global custody service the Fund will maintain deposits at the Custodian's London Branch. The Fund acknowledges and agrees that such deposits are payable only in the currency in which an applicable deposit is denominated; that such deposits are payable only on the Fund's demand at the Custodian's London Branch; that such deposits are not payable at any of the Custodian's offices in the United States; and that the Custodian will not in any manner directly or indirectly promise or guarantee any such payment in the United States.

                  The Fund further acknowledges and agrees that such deposits are subject to cross-border risk, and therefore the Custodian will have no obligation to make payment of deposits if and to the extent that the Custodian is prevented from doing so by reason of applicable law or regulation or any Sovereign Risk event affecting the London Branch or the currency in which the applicable deposit is denominated. "Sovereign Risk" for this purpose means nationalization, expropriation, devaluation, revaluation, confiscation, seizure, cancellation, destruction or similar action by any governmental authority, de facto or de jure; or enactment, promulgation, imposition or enforcement by any such governmental authority of currency restrictions, exchange controls, taxes, levies or other charges affecting the property rights of persons who are not residents of the affected jurisdiction; or acts of war, terrorism, insurrection or revolution; or any other act or event beyond the Custodian's control.

                  THE FUND ACKNOWLEDGES AND AGREES THAT DEPOSIT ACCOUNTS MAINTAINED AT FOREIGN BRANCHES OF UNITED STATES BANKS (INCLUDING, IF APPLICABLE, ACCOUNTS IN WHICH CUSTOMER FUNDS FOR THE PURCHASE OF SECURITIES ARE HELD ON AND AFTER CONTRACTUAL SETTLEMENT DATE), ARE NOT INSURED BY THE U.S. FEDERAL DEPOSIT INSURANCE CORPORATION; MAY NOT BE GUARANTEED BY ANY LOCAL OR FOREIGN GOVERNMENTAL AUTHORITY; ARE UNSECURED; AND IN A LIQUIDATION MAY BE SUBORDINATED IN PRIORITY OF PAYMENT TO DOMESTIC (U.S.- DOMICILED) DEPOSITS. THEREFORE, BENEFICIAL OWNERS OF SUCH FOREIGN BRANCH DEPOSITS MAY BE UNSECURED CREDITORS OF THE NORTHERN TRUST COMPANY.

         Deposit account balances that are owned by United States residents are expected to be maintained in an aggregate amount of at least $100,000 or the equivalent in other currencies.

11.      PAYMENT OF DIVIDENDS OR DISTRIBUTIONS.

         (a) In the event that the Board of Directors of the Fund (or a committee thereof) authorizes the declaration of dividends or distributions with respect to a Portfolio, an Authorized Person shall provide the Custodian with Instructions specifying the record date, the date of payment of such distribution and the total amount payable to the Transfer Agent or its designee on such payment date.

         (b) Upon the payment date specified in such Instructions, the Custodian shall pay the total amount payable to the Transfer Agent or its designee out of the moneys specifically allocated to and held for the account of the appropriate Portfolio.

                                    - C-23 -

12.      SALE AND REDEMPTION OF SHARES.

         (a) Whenever the Fund shall sell any Shares, the Fund shall deliver or cause to be delivered to the Custodian an Instruction specifying the name of the Portfolio whose Shares were sold and the amount to be received by the Custodian for the sale of such Shares.

         (b) Upon receipt of such amount from the Transfer Agent or its designee, the Custodian shall credit such money to the separate account of the Portfolio specified in the Instruction described in paragraph
         (a) above.

         (c) Upon issuance of any Shares in accordance with the foregoing provisions of this Section 12, the Custodian shall pay all original issue or other taxes required to be paid in connection with such issuance upon the receipt of an Instruction specifying the amount to be paid.

         (d) Except as provided hereafter, whenever any Shares are redeemed, the Fund shall deliver or cause to be delivered to the Custodian an Instruction specifying the name of the Portfolio whose Shares were redeemed and the total amount to be paid for the Shares redeemed.

         (e) Upon receipt of an Instruction described in paragraph (d) above, the Custodian shall pay to the Transfer Agent (or such other person as the Transfer Agent directs) the total amount specified in such Instruction. Such payment shall be made from the separate account of the Portfolio specified in such Instruction.

13.      INDEBTEDNESS.

         (a) The Fund or its designee will cause to be delivered to the Custodian by any bank (excluding the Custodian) from which the Fund borrows money, using Securities as collateral, a notice or undertaking in the form currently employed by any such bank setting forth the amount which such bank will loan to the Fund against delivery of a stated amount of collateral. The Fund shall promptly deliver to the Custodian an Instruction stating with respect to each such borrowing:
         (1) the name of the Portfolio for which the borrowing is to be made;
         (2) the name of the bank; (3) the amount and terms of the borrowing, which may be set forth by incorporating by reference an attached promissory note, duly endorsed by the Fund, or other loan agreement;
         (4) the time and date, if known, on which the loan is to be entered into (the "borrowing date"); (5) the date on which the loan becomes due and payable; (6) the total amount payable to the Fund for the separate account of the Portfolio on the borrowing date; (7) the market value of Securities to be delivered as collateral for such loan, including the name of the issuer, the title and the number of shares or the principal amount of any particular Securities; (8) whether the Custodian is to deliver such collateral through the Book-Entry System or a Depository; and (9) a statement that such loan is in conformance with the 1940 Act and the Prospectus.

         (b) Upon receipt of the Instruction referred to in paragraph (a) above, the Custodian shall deliver on the borrowing date the specified collateral and the executed promissory note, if any, against delivery by the lending bank of the total amount of the loan payable, provided that the same conforms to the total amount payable as set forth in the

                                    - C-24 -

         Instruction. The Custodian may, at the option of the lending bank, keep such collateral in its possession, but such collateral shall be subject to all rights therein given the lending bank by virtue of any promissory note or loan agreement. The Custodian shall deliver as additional collateral in the manner directed by the Fund from time to time such Securities specifically allocated to such Portfolio as may be specified in the Instruction to collateralize further any transaction described in this Section 13. The Fund shall cause all Securities released from collateral status to be returned directly to the Custodian, and the Custodian shall receive from time to time such return of collateral as may be tendered to it. In the event that the Fund fails to specify in such Instruction all of the information required by this Section 13, the Custodian shall not be under any obligation to deliver any Securities. Collateral returned to the Custodian shall be held hereunder as it was prior to being used as collateral.

14.      CORPORATE ACTION.

         Whenever the Custodian or any Sub-Custodian receives information concerning Securities held for a Portfolio which requires discretionary action by the beneficial owner of the Securities (other than a proxy), such as subscription rights, bond issues, stock repurchase plans and rights offerings, or legal notices or other material intended to be transmitted to Securities holders ("Corporate Actions"), the Custodian will give the Fund or its designee notice of such Corporate Actions to the extent that the Custodian's central corporate actions department has actual knowledge of a Corporate Action in time to notify the Fund.

         When a rights entitlement or a fractional interest resulting from a rights issue, stock dividend, stock split or similar Corporate Action which bears an expiration date is received, the Custodian will endeavor to obtain an Instruction relating to such Corporate Action from an Authorized Person, but if such Instruction is not received in time for the Custodian to take timely action, or actual notice of such Corporate Action was received too late to seek such an Instruction, the Custodian is authorized to sell, or cause a Sub-Custodian to sell, such rights entitlement or fractional interest and to credit the applicable account with the proceeds and to take any other action it deems, in good faith, to be appropriate, in which case, provided it has met the standard of care in Section 16 hereof, it shall be held harmless by the particular Portfolio involved for any such action.

         The Custodian will deliver proxies to the Fund or its designated agent pursuant to special arrangements which may have been agreed to in writing between the parties hereto. Such proxies shall be executed in the appropriate nominee name relating to Securities registered in the name of such nominee but without indicating the manner in which such proxies are to be voted; and where bearer Securities are involved, proxies will be delivered in accordance with an applicable Instruction, if any.

15.      PERSONS HAVING ACCESS TO THE PORTFOLIOS.

         (a) Neither the Fund nor any officer, director, employee or agent of the Fund, the Fund's investment adviser, or any sub-investment adviser, shall have physical access to the assets of any Portfolio held by the Custodian or any Sub-Custodian or be authorized or permitted to withdraw any investments of a Portfolio, nor shall the Custodian or any Sub-Custodian deliver any assets of a Portfolio to any such person. No officer, director, employee or agent of the Custodian who holds any similar position with the Fund's


                                    - C-25 -
         investment adviser, with any sub-investment adviser of the Fund or with the Fund shall have access to the assets of any Portfolio.

         (b) Nothing in this Section 15 shall prohibit any Authorized Person from giving Instructions to the Custodian so long as such Instructions do not result in delivery of or access to assets of a Portfolio prohibited by paragraph (a) of this Section 15.

         (c) The Custodian represents that it maintains a system that is reasonably designed to prevent unauthorized persons from having access to the assets that it holds (by any means) for its customers.

16.      CONCERNING THE CUSTODIAN.

         (a) SCOPE OF SERVICES. The Custodian shall be obligated to perform only such services as are set forth in this Agreement or expressly contained in an Instruction given to the Custodian which is not contrary to the provisions of this Agreement.

         (b)      STANDARD OF CARE.

                  1. The Custodian will use reasonable care with respect to its obligations under this Agreement and the safekeeping of property of the Portfolios. The Custodian shall be liable to, and shall indemnify and hold harmless the Fund from and against any loss which shall occur as the result of the failure of the Custodian or a Sub-Custodian (other than a foreign securities depository or clearing agency) to exercise reasonable care with respect to their respective obligations under this Agreement and the safekeeping of such property. The determination of whether the Custodian or Sub-Custodian has exercised reasonable care in connection with the safekeeping of Fund property shall be made in light of the standards applicable to the Custodian with respect to similar property held by it in Chicago, Illinois. The determination of whether the Custodian or Sub-Custodian has exercised reasonable care in connection with their other obligations under this Agreement shall be made in light of prevailing standards applicable to professional custodians in the jurisdiction in which such custodial services are performed. In the event of any loss to the Fund by reason of the failure of the Custodian or a Sub-Custodian (other than a foreign securities depository or clearing agency) to exercise reasonable care, the Custodian shall be liable to the Fund only to the extent of the Fund's direct damages and expenses, which damages, for purposes of property only, shall be determined based on the market value of the property which is the subject of the loss at the date of discovery of such loss and without reference to any special condition or circumstances.

                  2. The Custodian will not be responsible for any act, omission, or default of, or for the solvency of, any foreign securities depository or clearing agency approved by the Board of Directors pursuant to Section (1)(l) or Section 3 hereof.

                  3. The Custodian will not be responsible for any act, omission, or default of, or for the solvency of, any broker or agent (not referred to in paragraph (b)(2) above) which it or a Sub-Custodian appoints and uses unless such appointment and use is made or done negligently or in bad faith. In the event such an appointment and use is made or done negligently or in bad faith, the Custodian


                                    - C-26 -
                  shall be liable to the Fund only for direct damages and expenses (determined in the manner described in paragraph
                  (b)(1) above) resulting from such appointment and use and, in the case of any loss due to an act, omission or default of such agent or broker, only to the extent that such loss occurs as a result of the failure of the agent or broker to exercise reasonable care ("reasonable care" for this purpose to be determined in light of the prevailing standards applicable to agents or brokers, as appropriate, in the jurisdiction where the services are performed).

                  4. The Custodian shall be entitled to rely, and may act, upon the advice of counsel (who may be counsel for the Fund) on all matters and shall be without liability for any action reasonably taken or omitted in good faith and without negligence pursuant to such advice.

                  5. The Custodian shall be entitled to rely upon any Instruction it receives pursuant to the applicable Sections of this Agreement that it reasonably believes to be genuine and to be from an Authorized Person. In the event that the Custodian receives oral Instructions, the Fund or its designee shall cause to be delivered to the Custodian, by the close of business on the same day that such oral Instructions were given to the Custodian, written Instructions confirming such oral Instructions, whether by hand delivery, telex or otherwise. The Fund agrees that the fact that no such confirming written Instructions are received by the Custodian shall in no way affect the validity of the transactions or enforceability of the transactions hereby authorized by the Fund. The Fund agrees that the Custodian shall incur no liability to the Fund in connection with (i) acting upon oral Instructions given to the Custodian hereunder, provided such instructions reasonably appear to have been received from an Authorized Person or (ii) deciding not to act solely upon oral Instructions, provided that the Custodian first contacts the giver of such oral Instructions and requests written confirmation immediately following any such decision not to act.

                  6. The Custodian shall supply the Fund or its designee with such daily information regarding the cash and Securities positions and activity of each Portfolio as the Custodian and the Fund or its designee shall from time to time agree. It is understood that such information will not be audited by the Custodian and the Custodian represents that such information will be the best information then available to the Custodian. The Custodian shall have no responsibility whatsoever for the pricing of Securities, accruing for income, valuing the effect of Corporate Actions, or for the failure of the Fund or its designee to reconcile differences between the information supplied by the Custodian and information obtained by the Fund or its designee from other sources, including but not limited to pricing vendors and the Fund's investment adviser. Subject to the foregoing, to the extent that any miscalculation by the Fund or its designee of a Portfolio's net asset value is attributable to the willful misfeasance, bad faith or negligence of the Custodian (including any Sub-Custodian other than a foreign securities depository or clearing agency) in supplying or omitting to supply the Fund or its designee with information as aforesaid, the Custodian shall be liable to the Fund for any resulting loss (subject to such de minimis rule of change in value as the Board of Directors may from time to time adopt).

                                    - C-27 -

         (c) LIMIT OF DUTIES. Without limiting the generality of the foregoing, the Custodian shall be under no duty or obligation to inquire into, and shall not be liable for:

                  1. The validity of the issue of any Securities purchased by any Portfolio, the legality of the purchase thereof, or the propriety of the amount specified by the Fund or its designee for payment therefor;

                  2. The legality of the sale of any Securities by any Portfolio or the propriety of the amount of consideration for which the same are sold;

                  3. The legality of the issue or sale of any Shares, or the sufficiency of the amount to be received therefor;

                  4. The legality of the redemption of any Shares, or the propriety of the amount to be paid therefor;

                  5. The legality of the declaration or payment of any dividend or distribution by the Fund; or

                  6. The legality of any borrowing.

         (d) The Custodian need not maintain any insurance for the exclusive benefit of the Fund, but hereby warrants that as of the date of this Agreement it is maintaining a bankers Blanket Bond and hereby agrees to notify the Fund in the event that such bond is canceled or otherwise lapses.

         (e) Consistent with and without limiting the language contained in
         Section 16(a), it is specifically acknowledged that the Custodian shall have no duty or responsibility to:

                  1. Question any Instruction or make any suggestions to the Fund or an Authorized Person regarding any Instruction;

                  2. Supervise or make recommendations with respect to investments or the retention of Securities;

                  3. Subject to Section 16(b)(3) hereof, evaluate or report to the Fund or an Authorized Person regarding the financial condition of any broker, agent or other party to which Securities are delivered or payments are made pursuant to this Agreement; or

                  4. Review or reconcile trade confirmations received from brokers.

         (f) AMOUNTS DUE FROM OR TO TRANSFER AGENT. The Custodian shall not be under any duty or obligation to take action to effect collection of any amount due to any Portfolio from the Transfer Agent or its designee nor to take any action to effect payment or distribution by the Transfer Agent or its designee of any amount paid by the Custodian to the Transfer Agent in accordance with this Agreement.

         (g) NO DUTY TO ASCERTAIN AUTHORITY. The Custodian shall not be under any duty or obligation to ascertain whether any Securities at any time delivered to or held by it for the Fund and specifically allocated to a Portfolio are such as may properly be held by the


                                    - C-28 -

         Fund under the provisions of the Articles of Incorporation and the Prospectus.

         (h) INDEMNIFICATION. The Fund agrees to indemnify and hold the Custodian harmless from all loss, cost, taxes, charges, assessments, claims, and liabilities (including, without limitation, liabilities arising under the Securities Act of 1933, the Securities Exchange Act of 1934 and the 1940 Act and state or foreign securities laws) and expenses (including reasonable attorneys fees and disbursements) arising directly or indirectly from any action taken or omitted by the Custodian (i) at the request or on the direction of or in reliance on the advice of the Fund or in reasonable reliance upon the Prospectus or
         (ii) upon an Instruction; provided, that the foregoing indemnity shall not apply to any loss, cost, tax, charge, assessment, claim, liability or expense to the extent the same is attributable to the Custodian's or any Sub-Custodian's (other than a foreign securities depository or clearing agency) negligence, willful misconduct, bad faith or reckless disregard of duties and obligations under this Agreement or any other agreement relating to the custody of Fund property.

         (i) The Fund agrees to hold the Custodian harmless from any liability or loss resulting from the imposition or assessment of any taxes or other governmental charges on a Portfolio.

         (j) Without limiting the foregoing, the Custodian shall not be liable for any loss which results from:

                  1. the general risk of investing;

                  2. subject to Section 16(b) hereof, investing or holding property in a particular country including, but not limited to, losses resulting from nationalization, expropriation or other governmental actions; regulation of the banking or securities industry; currency restrictions, devaluations or fluctuations; and market conditions which prevent the orderly execution of securities transactions or affect the value of property held pursuant to this Agreement; or

                  3. consequential, special or punitive damages for any act or failure to act under any provision of this Agreement, even if advised of the possibility thereof.

         (k) No party shall be liable to the other for any loss due to forces beyond their control including but not limited to strikes or work stoppages, acts of war or terrorism, insurrection, revolution, nuclear fusion, fission or radiation, or acts of God.

         (1) INSPECTION OF BOOKS AND RECORDS. The Custodian shall create and maintain all records relating to its activities and obligations under this Agreement in such manner as will meet the obligations of the Fund under the 1940 Act, with particular attention to Section 31 thereof and Rules 31a-1 and 31a-2 thereunder, and under applicable federal and state laws. All such records shall be the property of the Fund and shall at all times during regular business hours of the Custodian be open for inspection by duly authorized officers, employees and agents of the Fund and by the appropriate employees of the Securities and Exchange Commission. The Custodian shall, at the Fund's request, supply the Fund


                                    - C-29 -
         with a tabulation of Securities and shall, when requested to do so by the Fund and for such compensation as shall be agreed upon between the Fund and the Custodian, include certificate numbers in such tabulations.

         (m) ACCOUNTING CONTROL REPORTS. The Custodian shall provide the Fund with any report obtained by the Custodian on the system of internal accounting control of the Book-Entry System, each Depository, and each Sub-Custodian and with an annual report on its own systems of internal accounting control.

17.      TERM AND TERMINATION.

         (a) This Agreement shall become effective on the date first set forth above (the "Effective Date") and shall continue in effect thereafter until terminated in accordance with Section 17(b).

         (b) Either of the parties hereto may terminate this Agreement with respect to any Portfolio by giving to the other party a notice in writing specifying the date of such termination, which, in case the Fund is the terminating party, shall be not less than 60 days after the date of Custodian receives such notice or, in case the Custodian is the terminating party, shall be not less than 90 days after the date the Fund receives such notice. In the event such notice is given by the Fund, it shall be accompanied by a certified resolution of the Board of Directors, electing to terminate this Agreement with respect to any Portfolio and designating a successor custodian or custodians.

         In the event such notice is given by the Custodian, the Fund shall, on or before the termination date, deliver to the Custodian a certified resolution of the Board of Directors, designating a successor custodian or custodians. In the absence of such designation by the Fund, the Custodian may designate a successor custodian, which shall be a person qualified to so act under the 1940 Act. If the Fund fails to designate a successor custodian with respect to any Portfolio, the Fund shall upon the date specified in the notice of termination of this Agreement and upon the delivery by the Custodian of all Securities (other than Securities held in the Book-Entry System which cannot be delivered to the Fund) and moneys of such Portfolio, be deemed to be its own custodian and the Custodian shall thereby be relieved of all duties and responsibilities pursuant to this Agreement, other than the duty with respect to Securities held in the Book-Entry System which cannot be delivered to the Fund.

         (c) Upon the date set forth in such notice under paragraph (b) of this
         Section 17, this Agreement shall terminate to the extent specified in such notice, and the Custodian shall upon receipt of a notice of acceptance by the successor custodian on that date deliver directly to the successor custodian all Securities and moneys then held by the Custodian and specifically allocated to the Portfolio or Portfolios specified, after deducting all fees, expenses and other amounts for the payment or reimbursement of which it shall then be entitled with respect to such Portfolio or Portfolios.

18.      MISCELLANEOUS.

         (a) Annexed hereto as Schedule A is a certification signed by two of the present officers of the Fund setting forth the names of the present Authorized Persons. The Fund agrees to furnish to the Custodian a new certification in similar form in the event that any such present Authorized Person ceases to be such an Authorized Person or in the event

                                    - C-30 -
         that other or additional Authorized Persons are elected or appointed. Until such new certification is received by the Custodian, the Custodian shall be fully protected in acting under the provisions of this Agreement upon Instructions which Custodian reasonably believes were given by an Authorized Person, as identified in the last delivered certification. Unless such certification specifically limits the authority of an Authorized Person to specific matters or requires that the approval of another Authorized Person is required, Custodian shall be under no duty to inquire into the right of such person, acting alone, to give any instructions whatsoever under this Agreement.

         (b) Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Custodian, shall be sufficiently given if addressed to the Custodian and mailed or delivered to it at its offices at its address stated on the first page hereof or at such other place as the Custodian may from time to time designate in writing.

         (c) Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Fund, shall be sufficiently given if addressed to the Fund and mailed or delivered to it at its offices at its address shown on the first page hereof or at such other place as the Fund may from time to time designate in writing.

         (d) Except as expressly provided herein, Agreement may not be amended or modified in any manner except by a written agreement executed by both parties with the same formality as this Agreement.

         (e) This Agreement shall extend to and shall be binding upon the parties hereto, and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Fund without the written consent of the Custodian, or by the Custodian without the written consent of the Fund, and any attempted assignment without such written consent shall be null and void.

         (f) This Agreement shall be construed in accordance with the laws of the State of Illinois.

         (g) The captions of the Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

         (h) This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

         (i) The Fund and the Custodian agree that the obligations of the Fund under this Agreement shall not be binding upon or any member of the Board of Directors or any shareholder, nominee, officer, employee or agent, whether past, present or future, of the Fund individually, but are binding only upon the assets and property of the Fund or of the appropriate Portfolio(s) thereof. The execution and delivery of this Agreement have been duly authorized by Fund and signed by an authorized officer of the Fund, acting as such, but neither such authorization by the Fund nor such execution and delivery by such officer shall be deemed to have been made by any member of the Board of Directors or by any officer or shareholder of the Fund individually or to impose any liability on any of


                                    - C-31 -
         them personally, but shall bind only the assets and property of the Fund or of the appropriate Portfolio(s) thereof.]

                  IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective representatives duly authorized as of the day and year first above written.




                                    By:  /S/ JAMES J. ROSLONIEC
                                    Name:  James J. Rosloniec
                                    Title:    President


The undersigned, Allan D. Engel, does hereby certify that he is the duly elected, qualified and acting Secretary of Amway Mutual Fund Trust (the "Fund") and further certifies that the person whose signature appears above is a duly elected, qualified and acting officer of the Fund with full power and authority to execute this Custody Agreement on behalf of the Fund and to take such other actions and execute such other documents as may be necessary to effectuate this Agreement.

/S/ ALLAN D. ENGEL
      Secretary
  Amway Mutual Fund



                                    THE NORTHERN TRUST COMPANY

                                    By: /S/ PEGGY O'LEARY
                                    Name:  Peggy O'Leary
                                    Title:  Vice President


                                    - C-32 -

                                   SCHEDULE A

                       CERTIFICATION OF AUTHORIZED PERSONS

         Pursuant to paragraphs 1(b) and 18(a) of the Agreement, the undersinged officers of [Fund Name] hereby certify that the person(s) whose name(s) and signature(s) appear below have been duly authorized by the Board of Directors to give Instructions on behalf of the Fund.


              NAME                                      SIGNATURE

         JAMES J. ROSLONIEC                          /S/ JAMES J. ROSLONIEC
         -----------------------                     ----------------------
         ALLAN D. ENGEL                              /S/ ALLAN D. ENGEL
         -----------------------                     ----------------------
         KATHLEEN VOGELSANG                          /S/ KATHLEEN VOGELSANG
         -----------------------                     ----------------------
         (Repetitive wire transfers to Amway
         Mutual Fund Redemption Account)


         -----------------------                     ----------------------

         -----------------------                     ----------------------

         -----------------------                     ----------------------


Certified as of the 1st day of December, 1998.


OFFICER:                                             OFFICER:


_______________________________             /S/ JAMES J. ROSLONIEC
(Signature)                                 (Signature)

_______________________________             JAMES J. ROSLONIEC
(Name)                                      (Name)

_______________________________             VICE PRESIDENT
(Title)                                     (Title)





                                    - C-33 -



                                   SCHEDULE B

                              CUSTODY FEE SCHEDULE


ACCOUNT FEES

         Base charge per securities portfolio                                   $2,000 per annum


ASSET-BASED FEES

                  United States                                                 1.0 basis points



TRANSACTION FEES

         Securities Trades                                                      $ 10 per
         Future/option transactions                                             $ 50 per
         Third-party payments and fixed deposits outside Northern Trust         $ 50 per
         Wire Transfers                                                         $  8 per

OUT OF POCKET EXPENSES

         Costs relating but not limited to stamp duty, security re-registration or other fees resulting from participation in a particular market will be passed through if and as applicable.


SECURITIES LENDING

         Northern Trust has an extensive securities lending program. Historically we have been very successful in offsetting significant portions or all of client custody fees through lending activity. We would be happy to provide an evaluation of revenue potential, if desired.

                                    - C-34 -

RISK & PERFORMANCE SERVICES

         As the largest Bank provider of Performance Services, Northern Trust has an array of products available to assist in managing risk as well as analyzing performance. If this value-added service is of interest we would be happy to provide a proposal.

MATERIAL CHANGES

         The fees quoted above are offered contingent upon the information provided and assume that actual experience will not be materially different from projected activity. "Material" changes, for the purposes of this provision, will be changes in excess of 10% from the assumptions used.

TERMS OF PROPOSAL

         Fees will be calculated and debited to the account quarterly.


ACCEPTANCE

          By:   Amway Mutual Fund

                /S/ JAMES J. ROSLONIEC
                -----------------------
                        (Name)

                VICE PRESIDENT
                -----------------------
                          (Title)

                DECEMBER 1, 1998
                -----------------------
                          (Date)


         By:    The Northern Trust Company

                /S/ PEGGY O'LEARY
                -----------------------
                          (Name)

                VICE PRESIDENT
                -----------------------
                          (Title)

                JANUARY 10, 1998
                -----------------------
                           (Date)


                                    - C-35 -

                                AMWAY MUTUAL FUND
                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION


               CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


Amway Mutual Fund
Ada, Michigan

         We hereby consent to the incorporation by reference in the Statement of Additional Information constituting a part of this Registration Statement of our report dated January 14, 1999, relating to the financial statements, schedules and selected per share data and ratios of Amway Mutual Fund appearing in the Company's Annual Shareholders Report for the year ended December 31, 1998.

         We also consent to the reference to us under the captions "Financial Highlights" in the Prospectus and "Auditors" in the Statement of Additional Information.


                                                       /s/ BDO Seidman, LLP
                                                       BDO Seidman, LLP


Grand Rapids, Michigan
February 25, 1999

                                    - C-36 -

                                      AMWAY
                                     MUTUAL
                                      FUND

                                     ANNUAL
                                     REPORT
                                      1998

                                      LOGO

AMWAY MUTUAL FUND
575 Fulton Street East
Ada, Michigan 49355-7150
FORWARDING SERVICE REQUESTED
                                    BULK RATE
                                  U.S. POSTAGE
                                      PAID
                                Grand Rapids, MI
                                   PERMIT 522

                                    - C-37 -

                               AMWAY MUTUAL FUND

Dear Shareholders:

   I am pleased to provide you with the Annual Report to Shareholders for Amway Mutual Fund for the period ended December 31, 1998.

   The long bull market continued in 1998, and the stock market hit new record highs. Interest rates and inflation remained low, and economic indicators provided evidence that the economy remains strong. Your fund's performance continued to add value, with a return of 10.17% for the year. Assets in the fund increased from $139,165,575 to $179,955,404 at the end of 1998. Please review the following pages for more information on how your fund performed over various time periods, a discussion of the stock market in 1998, and how the investment strategies of the fund impacted performance.

   We remain committed to our value strategy. A value investor is concerned with the price of a stock in relation to fundamental indicia of value such as earnings per share and book value. This may be contrasted with a growth investor who is primarily concerned with anticipated earnings growth. The value investor's assumption is that a stock that is priced too low in the market will eventually see its price rise to reflect its true value. Investing in reasonably priced companies with growth potential has historically outperformed a growth strategy of buying a stock at any price. In addition, a typical value style does not experience large up and down swings with the market, but remains more stable over time. Value stocks can steadily add value to a portfolio while reducing risk.

   During 1998, high priced growth stocks led the stock market to new highs. We believe eventually growth stocks will realize more normal valuations, and our defensive value strategy will reward our investors.

   All of us at Amway Mutual Fund will continue to do our best to provide you with excellent service and performance. Thank you for your confidence in the Fund.

Sincerely



/s/James J. Rosloniec
James J. Rosloniec
PRESIDENT
                                     - C-38 -

                                                           AMWAY MUTUAL FUND
                                                     AVERAGE ANNUAL TOTAL RETURN*
                                                    PERIODS ENDED DECEMBER 31, 1998
                                         ONE YEAR              FIVE YEAR            TEN YEAR
Amway Mutual Fund**                        10.17%                15.36%               15.93%
Russell 1000 Value***                      15.63%                20.85%               17.39%
S&P 500****                                28.58%                24.06%               19.21%

Growth of an assumed $10,000 investment in Amway Mutual Fund from 12/31/88 through 12/31/98

CHART:

<<<CHART DATA HERE





   *The illustrations include recurring expenses incurred by all shareholder accounts, and all ordinary income dividends and capital gain distributions reinvested at net asset value (without sales charge). Prior to 1991 and 1998 the Fund had a maximum sales charge of 6% and 3% respectively, based upon amount of shares purchased. Performance prior to April 22, 1998 does not reflect the Funds 12b-1 fee of 0.25%. No adjustments have been made for any income taxes payable by shareholders on ordinary income dividends and capital gain distributions accepted in shares which are payable by shareholders in the tax year received. Past performance is not predictive of future performance. Returns and net asset value fluctuate and an investor's shares, when redeemed, may be worth more or less than their original investment. For additional information, see the prospectus, Statement of Additional Information and the Financial Highlights at the end of this report.

   **Ark Asset Management became the Fund's subadvisor on May 1, 1995. The Fund's average annualized return since May 1, 1995 is 22.1%. The average annualized return of the Russell 1000 Value Index since May 1, 1995 is 25.9%.

   ***The Russell 1000 Value Index represents a composite of value stocks representative of the Fund's investment objectives and strategies which is compiled independently by the Frank Russell Company, and is not impacted by the Fund's operating expenses.

   ****The Standard and Poor's 500 Stock Index represents an unmanaged index generally representative of the U.S. stock market and is not impacted by the Fund's operating expenses.

                                    - C-39 -

                                AMWAY MUTUAL FUND

                            INVESTMENT MANAGER REVIEW

   For the fourth consecutive year, U.S. equity markets provided exceptional returns to investors in 1998, particularly in large growth stocks. Although the market finished up for the year, it was a volatile market with large swings between highs and lows. The year started out strong, with the market surging in the first quarter, surpassing performance expectations for the entire year. The market remained strong in the second quarter, with investors remaining confident despite a declining global economy. A major market correction occurred in the third quarter, erasing all of the gains during the year, and pushing the stock market into negative territory. A series of interest rate cuts by the Federal Reserve Board buoyed investor's confidence in the fourth quarter, and the stock market once again surged into record territory.

   However, while market indices reached record levels at the end of 1998, a common theme during the past year has been the narrow focus of the market. The S&P 500 has been driven by just 30 large cap growth stocks. These growth stocks, led by technology stocks, returned 58% for the year and accounted for 65% of the S&P 500's entire return of 28.58% in 1998. This narrow advance by these 30 large stocks obscured the fact that the broader market did not perform as well.

   Your fund returned 10.17% for 1998, which was less than the S&P 500's return of 28.58%. Your fund's underperformance relative to the S&P 500 was due to our adherence to our value discipline. The 30 growth stocks driving the return of the S&P 500 have price multiples of 44.4 times earnings versus 17 times earnings for your fund. The average price multiple for the S&P 500 has been between 14 and l6 times earnings over the last seventy years. Because our investment strategy is designed to outperform over the long term by investing in value stocks that offer meaningful upside potential and limited downside risk, our process precludes us from investing in stocks with extremely high valuations. Our value investment strategy caused us to underweight the technology and communications service sectors, as stocks in these sectors have experienced extremely high valuations. High valuations also precluded the fund from owning the best performers in the Healthcare and Consumer Staples sectors.

   Another source of underperformance in your fund was due to an overweighting in the energy sector. We significantly increased our investments in oil and gas stocks in the first half of 1998 and through the summer. We believed that prices would begin to turn up by year-end, however oil prices actually went down as we experienced the warmest December in forty years.

   As we enter 1999, we remain confident in the ultimate value of our portfolio selection. We continue to apply the value disciplines used in our stock evaluations. This approach has worked over the long-term. Our approach has not produced returns that would have allowed us to outperform the market indices in the last two years. History suggests that consistency in applying our investment process will eventually yield superior investment results.

   We remain invested in stocks that we believe offer meaningful upside opportunities and limited downside risk. These are characteristics that should permit your portfolio to outperform over the long term.

                                    - C-40 -

                                AMWAY MUTUAL FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1998
                                                                 % OF         SHARES OR        MARKET
                                                              INVESTMENTS     PAR VALUE         VALUE
                                                              -----------     ---------  ---------------
BANKING                                                           6.93%
   Banc One Corp.                                                                50,500        2,578,656
   Bank America Corp. (New)                                                      66,800        4,016,350
   Chase Manhattan Corp.                                                         52,300        3,559,669
   Citigroup, Inc.                                                               37,100        1,836,450
                                                                                         ---------------
   Total banking                                                                              11,991,125
                                                                                         ---------------

BUSINESS SERVICES                                                 1.85%
   Bell Atlantic Corp.                                                           56,464        3,207,861
                                                                                         ---------------

CHEMICALS AND ALLIED PRODUCTS                                     3.09%
   Air Products & Chemicals, Inc.                                                72,600        2,904,000
   DuPont (E.I.) De Nemours                                                      39,300        2,085,356
   Hercules, Inc.                                                                13,100          358,613
                                                                                        ----------------
   Total chemicals and allied products                                                         5,347,969
                                                                                        ----------------

COMMUNICATION                                                     4.63%
   AT&T Corp.                                                                    50,000        3,762,500
   GTE Corp.                                                                     63,100        4,255,306
                                                                                         ---------------
   Total communication                                                                         8,017,806
                                                                                         ---------------

ELECTRIC AND ELECTRONIC EQUIPMENT                                 7.40%
   Alliedsignal, Inc.                                                            62,100        2,751,806
   AMP Inc.                                                                      26,707        1,390,433
   Compaq Computer Corp.                                                         21,000          880,688
   Emerson Electric Co.                                                          32,200        2,014,512
   Motorola, Inc.                                                                55,900        3,413,394
   Raytheon Co. Class A                                                          28,800        1,488,600
   Raytheon Co. Class B                                                          16,200          862,650
                                                                                        ----------------
   Total electric and electronic equipment                                                    12,802,083
                                                                                        ----------------

   The accompanying notes are an integral part of these financial statements.

                                    - C-41 -

                                AMWAY MUTUAL FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1998
                                                                 % OF         SHARES OR        MARKET
                                                              INVESTMENTS     PAR VALUE         VALUE
                                                              -----------     ---------  ---------------
ELECTRIC, GAS AND SANITARY SERVICES                             3.73%
   Dominion Resources, Inc.                                                      19,100          892,925
   FirstEnergy Corp.                                                             45,300        1,475,081
   Pacificorp                                                                    63,200        1,331,150
   Texas Utilities Co.                                                           59,100        2,759,231
                                                                                         ---------------
   Total electric, gas and sanitary services                                                   6,458,387
                                                                                         ---------------

FABRICATED METAL PRODUCTS                                       2.97%
   Crown Cork & Seal Company                                                     66,700        2,055,194
   Masco Corp.                                                                  107,500        3,090,625
                                                                                         ---------------
   Total fabricated metal products                                                             5,145,819
                                                                                          ---------------

FOOD AND KINDRED PRODUCTS                                       3.74%
   Archer-Daniels-Midland                                                       213,710        3,673,141
   Conagra, Inc.                                                                 88,900        2,800,350
                                                                                         ---------------
   Total food and kindred products                                                             6,473,491
                                                                                         ---------------

FURNITURE AND FIXTURES                                          1.70%
   Newell Co.                                                                    71,200        2,937,000
                                                                                         ---------------

GENERAL MERCHANDISE STORES                                      5.71%
   Consolidated Stores Corp.                                                    54,400*        1,098,200
   Federated Department Stores                                                 104,700*        4,560,994
   May Dept. Stores Co.                                                          24,000        1,449,000
   Sears, Roebuck & Company                                                      55,500        2,358,750
   Venator Group, Inc.                                                          64,600*          415,862
                                                                                        ----------------
   Total general merchandise stores                                                            9,882,806
                                                                                         ---------------

HEALTH SERVICES                                                 1.45%
   Tenet Healthcare Corp.                                                       95,400*        2,504,250
                                                                                         ---------------

INSTRUMENTS AND RELATED PRODUCTS                                3.38%
   Baxter International, Inc.                                                    37,800        2,431,013
   Eastman Kodak Co.                                                             47,400        3,412,800
                                                                                         ---------------
   Total instruments and related products                                                      5,843,813
                                                                                         ---------------

   The accompanying notes are an integral part of these financial statements.

                                    - C-42 -

                                                           AMWAY MUTUAL FUND
                                                                 % OF         SHARES OR        MARKET
                                                              INVESTMENTS     PAR VALUE         VALUE
                                                              -----------     ---------  ---------------
INSURANCE AGENTS, BROKERS AND SERVICE                            1.88%
   Cigna Corp.                                                                   42,100        3,254,856
                                                                                         ---------------

INSURANCE CARRIERS                                               10.97%
   Aetna Inc.                                                                    54,500        4,285,063
   Allstate Corp.                                                                84,300        3,256,088
   Chubb Corp.                                                                   60,900        3,950,887
   Loews Corp.                                                                   19,500        1,915,875
   St. Paul Cos., Inc.                                                           78,700        2,734,825
   Unum Corp.                                                                    48,600        2,837,025
                                                                                         ---------------
   Total insurance carriers                                                                   18,979,763
                                                                                          --------------

LUMBER AND WOOD PRODUCTS                                          .65%
   Georgia-Pacific Corp.                                                          6,000          351,375
   Weyerhaeuser Co.                                                              15,300          777,431
                                                                                        ----------------
   Total lumber and wood products                                                              1,128,806
                                                                                         ---------------

MACHINERY, EXCEPT ELECTRICAL                                     3.73%
   Deere & Co.                                                                   71,200        2,358,500
   Electronic Data Systems Corp.                                                  4,200          211,050
   Hewlett-Packard Co.                                                           13,100          894,894
   International Business Machines                                                8,300        1,533,425
   Seagate Technology                                                            48,200*       1,458,050
                                                                                         ---------------
   Total machinery, except electrical                                                          6,455,919
                                                                                         ---------------

OIL AND GAS EXTRACTION                                           11.33%
   Burlington Resources                                                          81,600        2,922,300
   Conoco, Inc. CLA                                                            101,300*        2,114,637
   Halliburton Co.                                                               80,600        2,387,775
   Occidental Petroleum Corp.                                                   139,200        2,349,000
   Praxair, Inc.                                                                 79,800        2,812,950
   Schlumberger Ltd.                                                             46,200        2,130,975
   Tenneco, Inc.                                                                 44,000        1,498,750
   Union Pacific Resources                                                      105,300          954,281
   Unocal Corp.                                                                  83,300        2,431,319
                                                                                         ---------------
   Total oil and gas extraction                                                               19,601,987
                                                                                          --------------

   The accompanying notes are an integral part of these financial statements.

                                    - C-43 -

                                                           AMWAY MUTUAL FUND
                                                                 % OF         SHARES OR        MARKET
                                                              INVESTMENTS     PAR VALUE         VALUE
                                                              -----------     ---------  ---------------
PAPER AND ALLIED PRODUCTS                                       5.69%
   Champion International Corp.                                                  34,100        1,381,050
   Fort James Corp.                                                              84,500        3,380,000
   Kimberly-Clark Corp.                                                          66,300        3,613,350
   Minnesota Mining & Mfg. Co.                                                   20,700        1,472,287
                                                                                         ---------------
   Total paper and allied products                                                             9,846,687
                                                                                         ---------------
PETROLEUM AND COAL PRODUCTS                                     4.37%
   Amerada Hess Corp.                                                            38,100        1,895,475
   Atlantic Richfield Company                                                    61,500        4,012,875
   Texaco, Inc.                                                                  31,100        1,644,413
                                                                                         ---------------
   Total petroleum and coal products                                                           7,552,763
                                                                                         ---------------
PRIMARY METAL INDUSTRIES                                        1.04%
   Aluminum Co. of America                                                       12,100          902,206
   Nucor Corporation                                                             20,600          890,950
                                                                                        ----------------
   Total primary metal industries                                                              1,793,156
                                                                                         ---------------
PRINTING AND PUBLISHING                                         1.60%
   Gannett Co.                                                                   41,800        2,766,637
                                                                                         ---------------
RAILROAD TRANSPORTATION                                         4.90%
   Burlington Northern Santa Fe 1                                               110,400        3,726,000
   CSX Corp.                                                                     69,900        2,900,850
   Union Pacific Corp.                                                           41,000        1,847,563
                                                                                         ---------------
   Total railroad transportation                                                               8,474,413
                                                                                         ---------------
RUBBER AND MISC. PLASTICS PRODUCTS                              1.49%
   Goodyear Tire & Rubber Co.                                                    51,200        2,582,400
                                                                                         ---------------
STONE, CLAY AND GLASS PRODUCTS                                  2.06%
   Corning, Inc.                                                                 29,400        1,323,000
   PPG Industries                                                                38,600        2,248,450
                                                                                         ---------------
   Total stone, clay and glass products                                                        3,571,450
                                                                                         ---------------
TRANSPORTATION EQUIPMENT                                        3.71%
   Dana Corp.                                                                    77,100        3,151,463
   Lockheed Martin Corp.                                                         38,200        3,237,450
                                                                                         ---------------
   Total transportation equipment                                                              6,388,913
                                                                                         ---------------

   Total Common Stock - 100% (cost $170,550,608)                                            $173,010,160
                                                                                         ===============

   Non-dividend producing as of December 31, 1998

   The accompanying notes are an integral part of these financial statements.

                                    - C-44 -

                                AMWAY MUTUAL FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998
ASSETS
   Investments in securities, at market
   (identified cost $170,550,608)
   (Notes 1 and 5)                           $173,010,160
   Cash                                         6,762,169
   Receivables:
     Dividends                                    390,218
     Fund shares sold                              85,532
     Interest                                      18,469
   Prepaid insurance                                1,439
   Reorganization costs                           132,161
                                            -------------
TOTAL ASSETS                                  180,400,148
                                            -------------
LIABILITIES
   Accounts payable:
     Advisory fee (Note 6)                        225,683
     12b-1 fee (Note 6)                           107,842
     Transfer agent fee (Note 6)                   66,789
     Fund shares redeemed                          40,429
   Accrued expenses                                 4,000
                                            -------------
TOTAL LIABILITIES                                 444,743
                                            -------------
   Net Assets Capital stock
   (40,000,000 shares of $1.00
   par value authorized),
   amount paid in on 25,055,031
   shares outstanding (Note 4)                178,067,593
   Undistributed net investment
   income                                           6,548
   Distributions in excess of net
   realized gain on investments                  (578,288)
   Net unrealized appreciation
   on investments                               2,459,552
                                            -------------
TOTAL NET ASSETS
   (equivalent to $7.18 per share)           $179,955,405
                                            =============
   Net asset value per share:
   Class A - based on net assets
   of $179,820,020 and 25,036,114
   shares outstanding                               $7.18
   Class R - based on net assets
   of $135,385 and 18,916
   shares outstanding                               $7.16

                               STATEMENT OF INCOME
                          YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
   Income:
     Dividends                                 $3,040,736
     Interest                                     200,443
     Securities litigation settlement              12,380
                                            -------------
   Total income                                 3,253,559

   Expenses:
     Advisory fee (Note 6)                        864,715
     12b-1 fee - Class A (Note 6)                 285,016
     Transfer agent fees - Class A
       (Note 6)                                   262,173
     Transfer agent fees - Class R
       (Note 6)                                        58
     Custodian fee                                 51,560
     Shareholder communications                    33,894
     Data processing service (Note 7)              31,306
     Audit fees                                    26,722
     Amortization of reorganization costs          16,056
     Registration fees                             16,043
     Taxes                                         15,060
     Insurance                                     12,887
     Legal services                                 4,186
                                            -------------
   Total expenses                               1,619,676
     Fees paid indirectly (Note 7)               (31,306)
   Net expenses                                 1,588,370
                                            -------------
NET INVESTMENT INCOME                           1,665,189
                                            -------------
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
   Net realized gain (Note 5)                  25,406,792
   Unrealized appreciation on
   investments:
     Beginning of year                         12,817,017
     End of year                                2,459,552
                                            -------------
   Net change in unrealized
   appreciation on investments                (10,357,465)
                                            -------------
NET GAIN ON INVESTMENTS                        15,049,327
                                            -------------
NET INCREASE IN NET
ASSETS RESULTING FROM
OPERATIONS                                    $16,714,516
                                            =============

   The accompanying notes are an integral part of these financial statements.

                                    - C-45 -

                                AMWAY MUTUAL FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                               YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------
                                                                                1998             1997
-----------------------------------------------------------------------------------------------------------
NET ASSETS FROM OPERATIONS
   Net investment income                                                 $    1,665,189   $    1,445,186
   Net realized gain on investments                                          25,406,792       22,171,305
   Net increase (decrease) in unrealized appreciation                      (10,357,465)        2,903,231
                                                                           ------------   --------------
   Net increase in net assets resulting from operations                      16,714,516       26,519,722
                                                                          -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
   Net investment income:
   Class A                                                                  (1,662,878)      (1,415,589)
   Class R                                                                      (1,625)            -
   Net realized gain from investment transactions:
   Class A                                                                 (25,670,393)     (22,425,859)
   Class R                                                                     (19,517)            -
                                                                           ------------   --------------
   Total distributions to shareholders                                     (27,354,413)     (23,841,448)
                                                                           ------------   --------------
CAPITAL SHARE TRANSACTIONS (NOTES 4 AND 6)
   Net proceeds from sales of shares:
   Class A                                                                  165,648,672       18,823,240
   Class R                                                                      135,152            -
   Net asset value of shares issued to shareholders in reinvestments of investment income and realized gain from security transactions:
   Class A                                                                   25,976,297       23,180,330
                                                                          -------------    -------------
   Class R                                                                       21,142            -
   Payment for shares redeemed:
   Class A                                                                 (40,349,536)     (18,845,671)
                                                                           ------------     ------------
   Net increase in net assets derived from
   capital share transactions                                                51,431,727       23,157,899
                                                                          -------------    -------------
   Net Increase in Net Assets                                                40,791,830       25,836,173
NET ASSETS
   Beginning of year                                                        139,163,575      113,327,402
                                                                           ------------     ------------
   End of year (includes undistributed net investment income of
   $6,548 and $5,862, respectively)                                        $179,955,405     $139,163,575
                                                                           ============     ============

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
   Amway Mutual Fund (Fund) is a series of Amway Mutual Fund Trust (Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Delaware business trust on February 2, 1998. The Fund is the successor of Amway Mutual Fund, Inc. (See Note 2)

   (A)Share Classes - The Fund offers two classes of shares (Class A and Class
R).
   Each share of Class A and Class R represents an equal proportionate interest in the Fund and, generally, will have identical voting, dividend, liquidation, and other rights and the same terms and conditions. Each class will have exclusive voting rights with respect to matters affecting only that class. Each class bears different distribution, shareholder servicing and transfer agent expenses. Income, non-class specific expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
                                    - C-46 -

                                AMWAY MUTUAL FUND

   (B)Security Valuation - Investments in securities listed or admitted to trading on a national securities exchange are valued at their last reported sale price before the time of valuation. If a security is traded only in the over-the-counter market, or if no sales have been reported for a listed security on that day, it is valued at the mean between the current closing bid and ask prices. Securities for which market quotations are not readily available, including any restricted securities (none at December 31, 1998), and other assets of the Fund are valued at fair market value as determined in good faith by the Fund's Board of Trustees.
   (C)Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from substantially all federal income taxes.
   (D)Security Transactions and Related Investment Income - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are reported on a specific identification basis. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.
   (E)Reorganization Costs - Costs incurred during the Fund's reorganization and issuance of Class R shares are being amortized over a period of 60 months using the straight-line method.

   NOTE 2-REORGANIZATION AND REGISTRATION OF CLASS R SHARES
   The Fund, formerly Amway Mutual Fund, Inc., was reorganized as a series of the Trust in accordance with the Agreement and Plan of Reorganization, approved on April 28, 1998 by the shareholders and Board of Trustees of Amway Mutual Fund, Inc.
   In 1998, the Fund began offering Class R shares, following their registration with the SEC on November 1, 1998. These shares are offered to tax-exempt retirement and benefit plans of Amway Corporation and its affiliates, and are not subject to any sales charges or 12b-1 distribution fees.

   NOTE 3-DISTRIBUTION TO SHAREHOLDERS
   On December 18, 1998, a distribution of $1.3117 and $1.3345 aggregating $27,333,271 and $21,142 was declared from ordinary income and net realized gains from investment transactions (including $.6516 applicable to short-term gains that are taxable to shareholders as ordinary income dividends and $.5803 applicable to long-term gains) during 1998, for Class A and Class R, respectively. The dividend was paid on December 23, 1998 to shareholders of record on December 17, 1998.
   On December 16, 1997, a distribution of $1.60 aggregating $23,841,448 was declared from ordinary income and net realized gains from investment transactions (including $.73 applicable to short-term gains that are taxable to shareholders as ordinary income dividends and $.775 applicable to long-term gains) during 1997 for Class A. The dividend was paid on December 22, 1997 to shareholders of record on December 16, 1997.

   NOTE 4-CAPITAL STOCK
   At December 31, 1998, there were 40,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital stock were as follows:

                                                                     YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                               1998                          1997
                                                     CLASS A          CLASS R              CLASS A
-------------------------------------------------------------------------------------------------------
   Shares
   Outstanding, beginning of year                 17,999,216             -                14,871,253
                                                  ----------       -----------          ------------
   Sold                                            8,659,484           15,908              2,394,827
   Issued in payment of dividends                  3,684,581            3,008              3,006,527
                                                  ----------       -----------          ------------
                                                  12,344,065           18,916              5,401,354
   Redeemed                                        5,307,166             -                 2,273,391
                                                  ----------       -----------          ------------
   Net increase for the year                       7,036,899            18,916             3,127,963
                                                  ----------       -----------          ------------
   Outstanding, end of year                       25,036,115            18,916            17,999,216
                                                  ----------       -----------          ------------

                                    - C-47 -

NOTE 5-INVESTMENT TRANSACTIONS
   At December 31, 1998, the cost of investments owned was $171,066,567 for federal income tax purposes. Aggregate gross unrealized gains on securities in which there was an excess of market value over tax cost were $15,506,831. Aggregate gross unrealized losses on securities in which there was an excess of tax cost over market value were $13,563,239. Net unrealized gains for tax purposes were $1,943,592 at December 31, 1998.
   Realized gains from sales of investments were determined on the basis of specific identification. For tax purposes, gains of $25,688,454 were realized on investments.
   For the year ended December 31, 1998, cost of purchases and proceeds from sales of investments, other than corporate short-term notes, aggregated $181,480,756 and $157,613,642, respectively.
NOTE 6-INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
   The Fund has entered into an Advisory and Service Contract (Contract) with Amway Management Company (Investment Advisor). Under the Contract, the Fund employs the Investment Advisor to furnish investment advice and manage on a regular basis the investment portfolio of the Fund; to furnish for the use of the Fund, office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund, and (with certain exceptions) administering its affairs; and to pay the salaries and fees of all Officers and Trustees of the Fund. Except when otherwise specifically directed by the Fund, the Investment Advisor will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities for the Fund's account. The Investment Advisor shall be permitted to enter into an agreement with another advisory organization (sub-advisor), whereby the sub-advisor will provide all or part of the investment advice and services required to manage the Fund's investment portfolio as provided for in this agreement. In return for its Investment Advisor services, the Fund pays the Investment Advisor quarterly, pursuant to the contract, a fee at the annual rate of 0.55% on the first $100 million of average daily net assets of the Fund, 0.50% on the next $50 million in assets, and 0.45% on the next $50 million in assets. When the Fund's assets reach $200 million, the rate would be 0.50% on assets up to $200 million and 0.45% on assets in excess of $200 million, so long as the Fund continued to have at least $200 million in assets. The advisory fee incurred by the Fund amounted to $864,715 for the year ended December 31, 1998.
   The Investment Advisor has entered into a Sub-Advisory Agreement with Ark Asset Management Co., Inc. (Sub-Advisor). Under the Sub-Advisory Agreement, the Advisor employs the Sub-Advisor to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Advisor, the Board of Trustees of the Fund, and to the provisions of the Fund's current Prospectus. Except when otherwise specifically directed by the Fund or the Advisor, the Sub-Advisor will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account. For services rendered, the Investment Advisor, not the Fund, pays the Sub-Advisor a fee at the annual rate of 0.45% on the first $100 million of average daily net assets of the Fund, 0.40% on the next $50 million in assets, and 0.35% on the next $50 million in assets. When the Fund's assets reach $200 million, the rate would be 0.40% on assets up to $200 million and 0.35% on assets in excess of $200 million, so long as the Fund continued to have at least $200 million in assets.
   Under the Plan and Agreement of Distribution, pursuant to Rule 12b-1 under the Investment Company Act of 1940 with Amway Management Company (AMC), which became effective on April 22, 1998, AMC provides services in connection with distributing the Fund's shares. For these services rendered, the Fund compensates AMC at a maximum annual rate of .25 of 1% of the average net assets of the Fund.
   On April 1, 1998, commissions paid to the Investment advisor were eliminated. Prior to that, the commissions paid by the shareholder upon purchase of the Fund's shares amounted to $473,151 in 1998.
   The Fund has a transfer agency and dividend disbursing agency agreement with AMC. Under this agreement, AMC is the agent for transfer of the Fund's shares and disbursement of the Fund's distributions. The fees incurred by the Fund in connection with these services were $262,173 and $58 for Class A and Class R, respectively, for 1998.
   A beneficial shareholder of Amway Management Company is also a beneficial shareholder of 33.1% (as of December 31, 1998) of the outstanding capital shares of the Fund.
   Certain officers and trustees of the Fund are affiliated with the investment advisor and transfer agent.
   The officers serve without compensation from the Fund. Trustees' fees, amounting to $29,500 in 1998, were paid by Amway Management Company, the Fund's investment advisor. The trustees' payments consist of an annual retainer plus a per meeting fee.

                                    - C-48 -

                                AMWAY MUTUAL FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONCLUDED)

NOTE 7-DATA PROCESSING SERVICE
   Portfolio accounting services for the Fund in the amount of $31,306 are paid for through the use of directed brokerage commissions.
NOTE 8-SUBSEQUENT EVENT
   A certain class of distributors of Amway Corporation and Amway of Canada, Ltd. (Corporations) received from each corporation part of its distributor's profit-sharing bonus in Fund common stock shares. On January 14, 1999, the Corporations purchased 353,892 Amway Mutual Fund shares valued at $2,526,792 (based on the net asset value of $7.14 per share) and transferred the shares to these distributors.

                              FINANCIAL HIGHLIGHTS
 (SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD.)
                             YEAR ENDED DECEMBER 31,
                                                CLASS R*                                  CLASS A
                                                -------  -------------------------------------------------------------------
                                                 1998          1998          1997          1996          1995**        1994
                                                -------  -------------------------------------------------------------------

   Net Asset Value, beginning of period          $8.42        $7.73         $7.62         $7.43         $6.88         $7.71
                                             ---------   ----------   -----------   -----------   -----------   -----------
   Income (loss) from investment operations:
   Net investment income                          .09           .08           .09           .10           .10           .03
   Net realized and unrealized gain
    (loss) on securities                         (.02)          .68          1.62          1.59          1.98          (.49)
                                             ---------   ----------   -----------   -----------   -----------   -----------
   Total income (loss) from
    investment operations                         .07           .76          1.71          1.69          2.08          (.46)
                                             ---------   ----------   -----------   -----------   -----------   -----------
   Distributions:
   Dividends from net investment income           .10           .08           .10           .09           .11           .03
   Distributions from capital gains              1.23          1.23          1.50          1.41          1.42           .34
                                             ---------   ----------   -----------   -----------   -----------   -----------
   Total distributions                           1.33          1.31          1.60          1.50          1.53           .37
                                             ---------   ----------   -----------   -----------   -----------   -----------
   Net Asset Value, end of period               $7.16         $7.18         $7.73         $7.62         $7.43         $6.88
                                             ---------   ----------   -----------   -----------   -----------   -----------
   Total Return***                               7.08%        10.17%        22.50%        23.18%        30.55%       (5.87%)
   Ratios/Supplemental Data
   Net assets, end of period                  $135,385 $179,820,020  $139,163,575  $113,327,402   $77,248,295   $58,921,134
   Ratio of expenses to average net assets****    1.0%          1.0%           .9%          1.0%          1.1%          1.1%
   Ratio of net income (loss) to average
    net assets                                    1.8%          1.0%          1.1%          1.2%          1.2%           .4%
   Portfolio turnover rate                      101.1%        101.1%        103.1%        100.4%        173.3%         78.1%
   Average commission rate paid per
    share for portfolio transactions           $.0521        $.0521        $.0574        $.0600        $.0598        $.0597

   *The Fund began offering Class R Shares on November 1, 1998. Class R's return and ratios have been annualized.
   **Effective May 1, 1995, Ark Asset Management Co., Inc. entered into a Sub-Advisory Agreement with the Fund. Kemper Financial Services previously served as the Fund's sub-advisor.
   ***Total return does not reflect the effect of the sales charge in the years before 1998.
   ****The Fund's base portfolio accounting services expense in the amount of $2,500 per month ($30,000 annual base fee) was paid through the use of directed brokerage commissions. Ratio includes fees paid with brokerage commissions for fiscal years ending after September 1, 1995.
                                    - C-49 -

                                AMWAY MUTUAL FUND

                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and
Board of Trustees
Amway Mutual Fund
Ada, Michigan

   We have audited the accompanying statement of assets and liabilities of Amway Mutual Fund, including the schedule of investments, as of December 31, 1998, the related statement of income for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Amway Mutual Fund as of December+ 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.








Grand Rapids, Michigan
January 14, 1999
                                    - C-50 -



The index for the financial data schedule required by Rule 483 for Class A follows:
----------------------------------------------------------------------------------------
ITEM NO.              ITEM DESCRIPTION                               RESPONSE
----------------------------------------------------------------------------------------
6-03                  Investments - cost.                                   170,550,608
6-04-4                Investments.                                          173,010,160
6-04-6                Receivables.                                              494,219
6-04-8                Other assets.                                           6,895,769
                      Balancing amount to total assets.                             -0-
6-04-9                Total assets.                                         180,400,148
6-04                  Accounts payable for securities.                              -0-
6-04-13               Senior long-term debt.                                        -0-
                      Balancing amount to total liabilities.                    444,743
6-04-14               Total Liabilities.                                        444,743
6-04-16               Senior equity securities.                                     -0-
6-04-16               Paid-in-capital - common shareholders.                153,012,562
6-04-16               Number of shares or units - current period.            25,036,114
6-04-16               Number of shares or units - prior period.              17,999,216
6-04-17(a)            Accumulated undistributed net investment                    6,548
                      income (current year)
                      Overdistribution of net investment income.                    -0-
6-04-17(b)            Accumulated undistributed net realized                        -0-
                      gains (losses).
                      Overdistribution of realized gains.                       578,288
6-04-17(c)            Accumulated net unrealized appreciation                 2,459,552
                      (depreciation).
6-04-19               Net assets.                                           179,820,020
6-07-1(a)             Dividend income.                                        3,040,736
6-07-1(b)             Interest income.                                          200,443
6-07-1(c)             Other income.                                              12,380
6-07-2                Expenses - net.                                         1,588,370
6-07-6                Net investment income (loss).                           1,665,189
6-07-7(a)             Realized gains (losses) on investments.                25,406,792
6-07-7(d)             Net increase (decrease) in appreciation               (10,357,465)
                      (depreciation).
6-07-9                Net increase (decrease) in net assets resulting        16,714,516
                      from operations.
6-09-2                Net equalization charges and credits.                         -0-
6-09-3(a)             Distributions from net investment income.               1,662,878
6-09-3(b)             Distributions from realized gains.                     25,670,393
6-09-3(c)             Distributions from other sources.                             -0-
6-09-4(b)             Number of shares sold.                                  8,659,484
6-09-4(b)             Number of shares redeemed.                              5,307,166
6-09-4(b)             Number of shares issued - reinvestment.                 3,684,581
6-09-5                Total increase (decrease).                             40,791,830
6-09-6                Accumulated undistributed net investment                    5,862
                      income (prior year).
6-04-17(b)            Accumulated undistributed net realized gains                  -0-
                      (prior year).
                      Overdistribution of net investment income                     -0-
                      (prior year).
                      Overdistribution of net realized gains                    295,171
                      (prior year).

                                    - C-51 -



----------------------------------------------------------------------------------------
             FORM N-SAR
----------------------------------------------------------------------------------------
72F                   Gross advisory fees.                                      864,715
72P                   Interest Expense.                                             -0-
72X                   Total expenses (gross).                                 1,619,676
75                    Average net assets.                                   160,477,572
----------------------------------------------------------------------------------------
              FORM N-1A
----------------------------------------------------------------------------------------
9                     Net asset value per share - beginning of                     7.73
                      period.
9                     Net investment income (loss) per share.                       .08
9                     Net realized and unrealized gain (loss) per share.            .68
9                     Dividends per share from net investment income.               .08
9                     Distributions per share from realized gains.                 1.23
9                     Per share returns of capital and distributions from           -0-
                      other sources.
9                     Net asset value per share - end of period.                   7.18
9                     Ratio of expenses to average net assets.                      1.0
4(b)                  Average debt outstanding during period.                       -0-
4(b)                  Average debt outstanding per share.                           -0-



              - C-52 -


 The index for the financial data schedule required by Rule 483 for Class R follows:
-------------------------------------------------------------------------------------------
ITEM NO.              ITEM DESCRIPTION                               RESPONSE
----------------------------------------------------------------------------------------
6-03                  Investments - cost.                                   170,550,608
6-04-4                Investments.                                          173,010,160
6-04-6                Receivables.                                              494,219
6-04-10               Other assets.                                           6,895,769
                      Balancing amount to total assets.                             -0-
6-04-11               Total assets.                                         180,400,148
6-05                  Accounts payable for securities.                              -0-
6-04-15               Senior long-term debt.                                        -0-
                      Balancing amount to total liabilities.                    444,743
6-04-16               Total Liabilities.                                        444,743
6-04-16               Senior equity securities.                                     -0-
6-04-16               Paid-in-capital - common shareholders.                153,012,562
6-04-16               Number of shares or units - current period.                18,916
6-04-16               Number of shares or units - prior period.                     -0-
6-04-17(a)            Accumulated undistributed net investment                    6,548
                      income (current year)
                      Overdistribution of net investment income.                    -0-
6-04-17(b)            Accumulated undistributed net realized                        -0-
                      gains (losses).
                      Overdistribution of realized gains.                       578,288
6-04-17(c)            Accumulated net unrealized appreciation                 2,459,552
                      (depreciation).
6-04-20               Net assets.                                               135,385
6-07-1(a)             Dividend income.                                        3,040,736
6-07-1(b)             Interest income.                                          200,443
6-07-1(c)             Other income.                                              12,380
6-07-2                Expenses - net.                                          1,588,370
6-07-7                Net investment income (loss).                           1,665,189
6-07-7(a)             Realized gains (losses) on investments.                25,406,792
6-07-7(d)             Net increase (decrease) in appreciation               (10,357,465)
                      (depreciation).
6-07-9                Net increase (decrease) in net assets resulting        16,714,516
                      from operations.
6-09-3                Net equalization charges and credits.                         -0-
6-09-3(a)             Distributions from net investment income.                   1,625
6-09-3(b)             Distributions from realized gains.                         19,517
6-09-3(c)             Distributions from other sources.                             -0-
6-09-4(b)             Number of shares sold.                                     15,908
6-09-4(b)             Number of shares redeemed.                                    -0-
6-09-4(b)             Number of shares issued - reinvestment.                     3,008
6-09-7                Total increase (decrease).                             40,791,830
6-09-8                Accumulated undistributed net investment                    5,862
                      income (prior year).
6-04-17(b)            Accumulated undistributed net realized gains                  -0-
                      (prior year).
                      Overdistribution of net investment income                     -0-
                      (prior year).
                      Overdistribution of net realized gains                    295,171
                      (prior year).

                                    - C-53 -



------------------------------------------------------------------------------------------
             FORM N-SAR
----------------------------------------------------------------------------------------
72F                   Gross advisory fees.                                      864,715
72P                   Interest Expense.                                             -0-
72X                   Total expenses (gross).                                 1,619,676
76                    Average net assets.                                        98,870
------------------------------------------------------------------------------------------
              FORM N-1A
----------------------------------------------------------------------------------------
10                    Net asset value per share - beginning of                     8.42
                      period.
10                    Net investment income (loss) per share.                       .09
10                    Net realized and unrealized gain (loss) per share.           (.02)
                      Dividends per share from net investment income.               .10
10                    Distributions per share from realized gains.                 1.23
10                    Per share returns of capital and distributions from           -0-
                      other sources.
10                    Net asset value per share - end of period.                  7.16
10                    Ratio of expenses to average net assets.                     1.0
4(b)                  Average debt outstanding during period.                      -0-
4(b)                  Average debt outstanding per share.                          -0-

                                    - C-54 -

                                AMWAY MUTUAL FUND
                                    FORM N-1A

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) Under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the Township of Ada, and State of Michigan, on the day of March 1, 1999.

--------------------------------------------------------------------------------

                             AMWAY MUTUAL FUND TRUST
--------------------------------------------------------------------------------

                            By /S/ JAMES J. ROSLONIEC
                               JAMES J. ROSLONIEC
                                    President
--------------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
--------------------------------------------------------------------------------

Signature                                   Title and Capacity                      Date
-------------------------------------------------------------------------------------------------

/S/JAMES J. ROSLONIEC                       Principal Executive and             March 1, 1999
------------------------------
   JAMES J. ROSLONIEC                      Financial Officer and
                                            Trustee


/S/ ALLAN D. ENGEL                          Principal Accounting                March 1, 1999
---------------------------------
   ALLAN D. ENGEL                           Officer and Trustee


RICHARD A. DEWITT                           Trustee

DONALD H. JOHNSON                           Trustee

WALTER T. JONES                             Trustee

RICHARD E. WAYMAN                           Trustee


By  /S/ JAMES J. ROSLONIEC                                                      March 1, 1999
     JAMES J. ROSLONIEC
     (Attorney-in-Fact)

                                    - C-55 -

                                POWER OF ATTORNEY

         WHEREAS, AMWAY MUTUAL FUND TRUST (herein referred to as the Trust), files with the Securities and Exchange Commission, under the provisions of the Securities Act of 1933, as amended, and of the Investment Company Act of 1940, as amended, its Registration Statement relating to the sale of shares of Beneficial Interest ("Common Stock") of Amway Mutual Fund (the "Fund"), a Series of the Trust; and

         WHEREAS, each of the undersigned holds the office or offices in the Trust herein below set opposite his name, respectively;

         WHEREAS, THEREFORE, each of the undersigned hereby constitutes and appoints JAMES J. ROSLONIEC, individually, his attorney, with full power of substitution and with full power to act for him and in his name, place, and stead to sign his name, in the capacity or capacities set forth below, to the Registration Statement, relating to the sale of shares of Common Stock in the Funds, and to any and all amendments to such Registration Statement, and hereby ratifies and confirms all that said attorney may or shall lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned have hereunto set their hands this 9th day of February, 1999.


         Richard A. DeWitt, Trustee                  /s/ Richard A. Wayman


         Donald H. Johnson, Trustee                  /s/ Donald H. Johnson


         Walter T. Jones, Trustee                    /s/ Walter T. Jones


         Richard E. Wayman, Trustee                  /s/ Richard E. Wayman


STATE OF MICHIGAN }
                  }SS
COUNTRY OF KENT   }

         I, Patricia S. Grooters, a Notary Public in and for the County and State aforesaid, do hereby certify that the above-named Trustees, RICHARD A. DE WITT, DONALD H. JOHNSON, and WALTER T. JONES, of AMWAY MUTUAL FUND TRUST, known to me and to be the same persons whose names are subscribed to the foregoing instrument, appeared before me this day in person and acknowledged that he executed the same instrument as his free and voluntary act and deed, for the uses and purposes therein set forth.

         IN WITNESS WHEREOF, I have hereto set my hand and notarial seal this 9th day of February, 1999.


                            /S/ PATRICIA S. GROOTERS
                                Patricia S. Grooters


                                    - C-56 -

                     CERTIFIED COPY OF CORPORATE RESOLUTION


         I, Allan D. Engel, Secretary of Amway Mutual Fund Trust, a Delaware business trust, having its principal place of business at 7575 Fulton Street East, Ada, Michigan 49355-7150, hereby certify that the following is an extract from the minutes of a regular meeting of the Board of Trustees of said Trust held on February 8, 1999:

                        REGISTRATION STATEMENT AMENDMENT

     Mr. Engel reviewed with members of the Board of Trustees the fact that the Fund's Post-Effective Amendment would be filed during February 1999 and the filing would be made pursuant to Rule 485 of the Securities Act of 1933. Also, Mr. Engel indicated that the filing would be made utilizing the Power of Attorney granted by the outside Trustees to James J. Rosloniec, President.

     Following discussion by the Board, upon a motion by Mr. Johnson, seconded by Mr. Jones, unanimously adopted the following resolutions:

     RESOLVED: That the Board of Trustees hereby approve for filing the Fund's Post-Effective Amendment No. 46, pursuant to Rule 485 of the Securities Act of 1933 to bring the financial information for the year ended December 31, 1998 up to date and to make other changes;

     FURTHER RESOLVED: That the Power of Attorney executed by the disinterested Trustees of the Fund, dated February 8, 1999 is hereby approved for use in conjunction with the Post-Effective Amendment No. 46; and

     FURTHER RESOLVED: That the Officers are hereby authorized to make all appropriate filings with the Securities and Exchange Commission and State Regulatory Authorities.


     I further certify that the foregoing resolutions are still in full force and effect.

     Dated this 23rd day of February 1999.





                                         /S/ ALLAN D. ENGEL
                                         Allan D. Engel
                                         Secretary of Amway Mutual Fund Trust

                                    - C-57 -